                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3732
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                           MFS/SUN LIFE SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004

Bond Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.


-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  BOND SERIES
-------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.7%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.2%
-------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009                                              $1,412,000               $1,645,422
-------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                                               760,000                  861,861
-------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                                               657,000                  730,913
-------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                                           1,250,000                1,459,116
-------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                              450,000                  571,267
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,268,579
-------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                    $1,059,000               $1,179,747
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2020                                                    $1,475,578               $1,424,058
-------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                                            563,802                  520,844
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,944,902
-------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
SABMiller PLC, 6.625%, 2033##                                                               $1,076,000               $1,194,686
-------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 10.0%
-------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.0996%, 2045##                                                             $350,000                 $326,594
-------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                900,000                  955,565
-------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2891%, 2026                                                      775,000                  821,780
-------------------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##                                    820,000                  809,750
-------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                      466,222                  469,427
-------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                             1,050,000                1,142,315
-------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                    400,000                  396,769
-------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                             1,200,000                1,264,685
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Commercial Mortgage Acceptance Corp., 1.1655%, 2008^^                                       10,351,984                  401,698
-------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                          1,000,000                1,020,710
-------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                            1,150,000                1,238,302
-------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                              750,000                  843,753
-------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     625,000                  633,293
-------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.8606%, 2032                                                   700,000                  805,774
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        786,486                  847,835
-------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                     673,000                  662,671
-------------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                   1,090,000                1,081,655
-------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1575%, 2023^^                                                  3,177,000                  582,369
-------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                              607,000                  691,215
-------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                         800,000                  771,783
-------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8989%, 2034##                                     825,000                  932,610
-------------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, 2.32%, 2040                                                              181,000                  181,255
-------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                      735,000                  740,297
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 1.1534%, 2028^^                           8,400,719                  294,815
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                 750,000                  831,770
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                  1,155,000                1,236,122
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                   852,000                  927,286
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.7985%, 2030^^##                                           27,383,999                  673,720
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                                                     48,552                   49,652
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                    729,840                  783,845
-------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.0401%, 2031^^                                             10,536,607                  267,344
-------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                                                  725,000                  726,684
-------------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                     611,369                  649,701
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $24,063,044
-------------------------------------------------------------------------------------------------------------------------------
Automotive - 5.9%
-------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A.Holdings Corp., 7.2%, 2009                                                $900,000               $1,013,009
-------------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                           700,000                  845,250
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                  1,404,000                1,376,664
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.5%, 2007                                                              840,000                  889,712
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                          2,007,000                2,238,515
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                                            980,000                1,065,762
-------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                1,985,000                2,023,541
-------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                   524,000                  559,477
-------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                           2,247,000                2,385,802
-------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                                        753,000                  776,493
-------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                        451,000                  520,722
-------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                             513,000                  586,103
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,281,050
-------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.9%
-------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 4.845% to 2049                                $700,000                 $944,653
-------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                 1,013,000                1,106,703
-------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                               1,000,000                1,000,000
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                            1,730,000                2,016,220
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Barclays Bank PLC, 8.55% to 2011, 5.02% to 2049##                                            1,682,000                2,060,204
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Citigroup, Inc., 5%, 2014##                                                                  1,168,649                1,170,103
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Citigroup, Inc., 6.625%, 2032                                                                1,275,000                1,396,513
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HBOS Capital Funding LP, 6.071% to 2014, 3.92% to 2049##                                     1,205,000                1,273,993
-------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                    929,000                  958,476
-------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co.LLC, 8.44% to 2008, 5.33813% to 2049##                                       1,637,000                1,887,986
-------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                       612,000                  623,493
-------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 3.9625% to 2049                                        1,042,000                1,062,834
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Socgen Real Estate LLC, 7.64% to 2007, 4.75825% to 2049##                                    2,322,000                2,577,065
-------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                                             635,000                  600,075
-------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                             328,000                  363,676
-------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.37% to 2049##                          1,481,000                1,825,069
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                   652,000                  649,781
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                 1,270,000                1,402,041
-------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                                                      932,000                  969,280
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $23,888,165
-------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                                              $995,000               $1,055,944
-------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                 477,000                  438,840
-------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                2,081,000                2,436,974
-------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                           439,000                  559,744
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,491,502
-------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011                                        $1,426,000               $1,553,607
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                  1,765,000                1,989,746
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                 1,240,000                1,382,718
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,926,071
-------------------------------------------------------------------------------------------------------------------------------
Building - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                  $1,150,000               $1,256,375
-------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 8%, 2008                                                   780,000                  801,450
-------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                           712,000                  811,443
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,869,268
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                    $589,000                 $614,329
-------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                  548,000                  584,877
-------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                                                 580,000                  632,954
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,832,160
-------------------------------------------------------------------------------------------------------------------------------
Conglomerates - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                  $816,000                 $890,285
-------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                   2,011,000                2,262,556
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,152,841
-------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                   $709,000                 $755,688
-------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                                                     723,000                  786,188
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,541,876
-------------------------------------------------------------------------------------------------------------------------------
Containers - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                      $900,000               $1,003,500
-------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              770,000                  820,050
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,823,550
-------------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                                           $1,300,000               $1,513,161
-------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                                     1,228,000                1,468,015
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,981,176
-------------------------------------------------------------------------------------------------------------------------------
Emerging Market Agencies - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                                                   $596,000                 $603,911
-------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                                                427,000                  488,275
-------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                               288,000                  327,456
-------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                         296,000                  357,658
-------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                          430,000                  514,212
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,291,512
-------------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                       $593,000                 $657,410
-------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                               188,000                  197,400
-------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                                                   150,000                  119,576
-------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                 25,000                   28,188
-------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                            1,005,000                1,056,255
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,058,829
-------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 3.2%
-------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                                        $675,000                 $738,922
-------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                        800,000                  876,000
-------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                            250,000                  273,125
-------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                      454,000                  480,818
-------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 8%, 2008                                                                     875,000                  966,875
-------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                1,449,000                1,544,162
-------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp., 7.65%, 2006                                                        835,000                  887,353
-------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                               475,000                  491,906
-------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                901,000                1,023,370
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 6.25%, 2013                                                                  489,000                  535,627
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,818,158
-------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                              $1,117,000               $1,217,617
-------------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                                 405,000                  430,313
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,647,930
-------------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                                             $1,216,000               $1,522,479
-------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                   620,000                  653,461
-------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                  923,000                1,016,929
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,192,869
-------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                                                 $484,000                 $502,449
-------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                  600,000                  607,144
-------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                       4,000                    4,502
-------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 6.75%, 2011                                                           550,000                  619,056
-------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                          1,000,000                1,002,273
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,735,424
-------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012                                                           $925,000                 $989,750
-------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                               1,286,000                1,524,085
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,513,835
-------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2008                                                       $700,000                 $714,000
-------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                               1,899,000                1,979,187
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,693,187
-------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                                    $935,000               $1,014,486
-------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                   705,000                  801,056
-------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                         705,000                  794,006
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,609,548
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                     $1,100,000               $1,213,333
-------------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                        $723,000                 $738,127
-------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                     620,000                  640,060
-------------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                                      166,000                  191,626
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,569,813
-------------------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                                             DKK 4,137,000                 $771,097
-------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                          EUR 559,000                  768,966
-------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013                                                                  572,000                  767,210
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,307,273
-------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                             $1,000,000               $1,050,571
-------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                  355,000                  401,150
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,451,721
-------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                      $1,113,000               $1,304,643
-------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                        787,000                  890,029
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,194,672
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                                       $342,000                 $377,501
-------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                891,000                1,084,858
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,462,359
-------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 6.8%
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2022                                                                 $1,880,072               $1,972,398
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                                5,144,496                5,244,963
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                       2,561,722                2,560,265
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                  608,163                  651,888
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                                       2,586,780                2,715,258
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                         2,040,538                2,024,286
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                          656,681                  679,224
-------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2031                                                                  453,000                  478,924
-------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2029 - 2031                                                                   63,377                   68,279
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $16,395,485
-------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                            $1,201,000               $1,415,703
-------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.875%, 2033                                                  981,000                1,008,931
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                   990,000                1,123,694
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                600,000                  654,341
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,202,669
-------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                   $700,000                 $770,000
-------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                  1,278,000                1,338,812
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,108,812
-------------------------------------------------------------------------------------------------------------------------------
Oils - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                                              $260,000                 $276,250
-------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                    280,000                  311,500
-------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 7.5%, 2032                                                                992,000                1,159,765
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,747,515
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                             $864,000                 $881,504
-------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                $970,000               $1,023,350
-------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                             976,000                1,085,061
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,108,411
-------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                       $676,000                 $788,792
-------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               659,000                  774,325
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,563,117
-------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.39%, 2004                                                              $288,000                 $288,765
-------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.625%, 2005                                                                $535,000                 $542,986
-------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                                 978,000                1,050,598
-------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                 1,137,000                1,250,936
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                        1,200,000                1,297,802
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                                           629,000                  683,476
-------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                             975,000                1,022,943
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,848,741
-------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                             $1,011,000               $1,257,036
-------------------------------------------------------------------------------------------------------------------------------
Retailers - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                 $700,000                 $745,500
-------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             725,000                  833,750
-------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.3%, 2008                                                                         950,000                1,163,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,743,000
-------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                        $845,000                 $941,230
-------------------------------------------------------------------------------------------------------------------------------
Supranational - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                   $481,000                 $540,952
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                       $1,070,000                 $797,150
-------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                         559,000                  593,938
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - continued
-------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375%, 2009                                                      675,000                  714,656
-------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                                             634,000                  678,380
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,784,124
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.7%
-------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                                                 $1,201,000               $1,219,952
-------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       168,000                  184,800
-------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                          410,000                  418,713
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.5%, 2010                                      1,388,000                1,663,640
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                     1,212,000                1,566,605
-------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                           1,579,000                1,656,202
-------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                        1,136,000                1,331,096
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                             979,000                  956,244
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                                                        EUR 557,000                  731,371
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013##                                                          $698,000                  711,169
-------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                           572,000                  601,920
-------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                            375,000                  411,841
-------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                         1,530,000                1,701,410
-------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                           513,000                  570,789
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,725,752
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                  $826,000                 $861,818
-------------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                             1,271,000                1,245,580
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,107,398
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                    $1,052,000               $1,371,785
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.6%
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2005                                                                    $1,750,000               $1,783,684
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                         2,583,000                2,809,338
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                     1,934,000                2,154,673
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                        406,000                  421,939
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                   1,857,942                1,883,554
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                   1,281,755                1,252,439
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                     800,000                  804,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,110,377
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.9%
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                             $307,000                 $457,910
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031###                                                           592,000                  634,180
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                            1,867,371                1,995,095
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                            4,572,000                4,754,345
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                1,868,820                2,069,354
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                             1,881,000                1,974,463
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,885,347
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 8.0%
-------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                       $2,022,000               $2,362,762
-------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                      1,222,000                1,295,320
-------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                  1,490,000                1,681,748
-------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                 1,187,000                1,419,515
-------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co.LLC, 6.95%, 2011                                                        1,321,000                1,492,410
-------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 679,000                  740,701
-------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                           847,000                1,000,932
-------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                                       550,000                  550,000
-------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                               462,171                  492,485
-------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          721,000                  769,668
-------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                    421,000                  490,169
-------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                   286,000                  366,240
-------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                      1,638,000                1,667,160
-------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                                              1,118,000                1,215,742
-------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                             916,000                  953,439
-------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                  916,000                  924,729
-------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                        843,000                  886,269
-------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                 873,531                  988,933
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $19,298,222
-------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $225,888,466)                                                                        $236,109,322
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                           $143,000                 $143,000
-------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                      148,000                  148,000
-------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                        $291,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments
-------------------------------------------------------------------------------------------------------------------------------
(Identified Cost, $226,179,466)                                                                                    $236,400,322
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.2%                                                                                 5,326,513
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $241,726,835
-------------------------------------------------------------------------------------------------------------------------------
 ^^ Interest only security.
  # SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.
A list of abbreviations is shown below
DKK = Danish Krone
EUR = Euro

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $228,192,025
                                                 ------------
Gross unrealized appreciation                      $9,375,861
                                                 ------------
Gross unrealized depreciation                      (1,167,564)
                                                 ------------
Net unrealized appreciation (depreciation)         $8,208,297
                                                 ------------

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include futures contracts.The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS

                                                                    Unrealized
                                                                   Appreciation
Description               Expiration    Contracts     Position    (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury 5 Year     December 200      448         Short        ($17,448)


At September 30,2004,the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Emerging Markets Equity Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004           EMERGING MARKETS EQUITY SERIES
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
STOCKS - 97.5%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.9%
------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C. V                                            204,100            $496,537
------------------------------------------------------------------------------------------------
Automotive - 1.4%
------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd.                                                17,220            $794,079
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 17.7%
------------------------------------------------------------------------------------------------
Absa Group Ltd.                                                       63,370            $638,595
------------------------------------------------------------------------------------------------
African Bank Investments Ltd.                                        159,390             320,502
------------------------------------------------------------------------------------------------
Akbank T. A. S                                                   147,757,512             667,831
------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                         166,350             395,593
------------------------------------------------------------------------------------------------
Bank Hapoalim B. M                                                    95,800             265,790
------------------------------------------------------------------------------------------------
Bank Leumi le-Israel B. M                                            133,300             269,503
------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                              1,455,000             325,877
------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                                492,714             530,704
------------------------------------------------------------------------------------------------
FirstRand Ltd.                                                       339,800             637,510
------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C. V                                341,890             584,029
------------------------------------------------------------------------------------------------
Hana Bank                                                             24,700             587,738
------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                22,000             292,423
------------------------------------------------------------------------------------------------
Krung Thai Bank PLC                                                  980,900             191,823
------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                             173,500             553,780
------------------------------------------------------------------------------------------------
Mega Financial Holding Co. Ltd.                                      782,000             492,490
------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                    12,300             544,275
------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                           1,947,000             425,434
------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                      31,680             547,488
------------------------------------------------------------------------------------------------
Standard Bank Group Ltd.*                                            113,336             893,165
------------------------------------------------------------------------------------------------
Taishin Financial Holdings Co. Ltd.                                   41,287              33,292
------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A                            23,300             564,559
------------------------------------------------------------------------------------------------
                                                                                      $9,762,401
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
------------------------------------------------------------------------------------------------
Astro All Asia Networks PLC*                                         236,700            $303,973
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                              11,680             615,886
------------------------------------------------------------------------------------------------
TV Azteca S.A. de C. V., ADR                                          60,870             616,004
------------------------------------------------------------------------------------------------
                                                                                      $1,535,863
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
------------------------------------------------------------------------------------------------
Administradora de Fondas de Pensiones Provida S.A., ADR               20,000            $532,400
------------------------------------------------------------------------------------------------
Business Services - 0.5%
------------------------------------------------------------------------------------------------
CITIC Pacific Ltd.                                                   105,000            $270,018
------------------------------------------------------------------------------------------------
Chemicals - 2.7%
------------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp.                                      172,800            $297,493
------------------------------------------------------------------------------------------------
Sasol Ltd.                                                            65,100           1,214,308
------------------------------------------------------------------------------------------------
                                                                                      $1,511,801
------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
------------------------------------------------------------------------------------------------
Acer, Inc.                                                           175,432            $237,489
------------------------------------------------------------------------------------------------
Compal Electronics, Inc.                                              14,035              13,919
------------------------------------------------------------------------------------------------
High Tech Computer Corp.                                              68,400             260,677
------------------------------------------------------------------------------------------------
                                                                                        $512,085
------------------------------------------------------------------------------------------------
Conglomerates - 1.4%
------------------------------------------------------------------------------------------------
Alfa S. A de C. V                                                     79,800            $301,370
------------------------------------------------------------------------------------------------
Barloworld Ltd.                                                       24,310             293,522
------------------------------------------------------------------------------------------------
Koor Industries Ltd.*                                                  4,600             190,962
------------------------------------------------------------------------------------------------
                                                                                        $785,854
------------------------------------------------------------------------------------------------
Construction - 2.6%
------------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C. V.*                                       386,300            $558,109
------------------------------------------------------------------------------------------------
Gujarat Ambuja Cements Ltd.                                           36,440             267,845
------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                           92,650             595,000
------------------------------------------------------------------------------------------------
                                                                                      $1,420,954
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C. V                                 96,000            $281,862
------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%
------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                   3,220            $317,386
------------------------------------------------------------------------------------------------
Electronics - 8.9%
------------------------------------------------------------------------------------------------
AU Optronics Corp.                                                   325,300            $407,822
------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                        56,214             377,186
------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                           8,660           3,444,446
------------------------------------------------------------------------------------------------
Taiwan Semicon Man                                                   508,000             647,334
------------------------------------------------------------------------------------------------
                                                                                      $4,876,788
------------------------------------------------------------------------------------------------
Energy - Independent - 2.6%
------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                           578,000            $302,096
------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                          25,860             421,457
------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                              63,770             719,478
------------------------------------------------------------------------------------------------
                                                                                      $1,443,031
------------------------------------------------------------------------------------------------
Energy - Integrated - 7.3%
------------------------------------------------------------------------------------------------
OAO LUKOIL, ADR                                                       13,940          $1,739,015
------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                1,816,000             972,437
------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO S.A., ADR^                                        36,760           1,295,790
------------------------------------------------------------------------------------------------
                                                                                      $4,007,242
------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.9%
------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                            14,640            $484,877
------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR                                 16,860             582,513
------------------------------------------------------------------------------------------------
                                                                                      $1,067,390
------------------------------------------------------------------------------------------------
Furniture & Appliances - 1.1%
------------------------------------------------------------------------------------------------
LG Electronics, Inc.                                                  10,630            $611,121
------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
------------------------------------------------------------------------------------------------
Genting Berhad                                                       122,400            $544,358
------------------------------------------------------------------------------------------------
General Merchandise - 0.7%
------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C. V                                      111,200            $377,471
------------------------------------------------------------------------------------------------
Insurance - 3.1%
------------------------------------------------------------------------------------------------
China Life Insurance                                                 753,000            $487,726
------------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                    64,800             581,787
------------------------------------------------------------------------------------------------
Sanlam Group                                                         363,610             616,889
------------------------------------------------------------------------------------------------
                                                                                      $1,686,402
------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
------------------------------------------------------------------------------------------------
Hyundai Mobis                                                          6,000            $302,214
------------------------------------------------------------------------------------------------
Metals & Mining - 15.1%
------------------------------------------------------------------------------------------------
Aluminiumcorp China                                                1,074,000            $695,640
------------------------------------------------------------------------------------------------
Anglo American PLC*                                                  130,350           3,129,139
------------------------------------------------------------------------------------------------
China Steel Corp.                                                    617,895             627,351
------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                       74,700           1,678,509
------------------------------------------------------------------------------------------------
Mining and Metallurgical Company Norilsk Nickel, ADR                  13,830             878,205
------------------------------------------------------------------------------------------------
POSCO, ADR                                                            34,730           1,314,530
------------------------------------------------------------------------------------------------
                                                                                      $8,323,374
------------------------------------------------------------------------------------------------
Oil Services - 1.3%
------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                     15,340            $699,351
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.8%
------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                  122,359            $421,307
------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.1%
------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR                                               2,500            $296,750
------------------------------------------------------------------------------------------------
PLIVA d. d., GDR                                                      15,980             239,700
------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.                                    28,600             267,755
------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                              35,400             918,630
------------------------------------------------------------------------------------------------
                                                                                      $1,722,835
------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 1.1%
------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                          7,390            $593,707
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
------------------------------------------------------------------------------------------------
New Straits Times Press                                              241,000            $257,489
------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
------------------------------------------------------------------------------------------------
Wan Hai Lines Ltd.                                                   343,350            $335,468
------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
------------------------------------------------------------------------------------------------
IOI Corp.                                                            110,000            $270,658
------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                       5,240             198,861
------------------------------------------------------------------------------------------------
Nan Ya Plastics Corp.                                                172,000             250,559
------------------------------------------------------------------------------------------------
                                                                                        $720,078
------------------------------------------------------------------------------------------------
Specialty Stores - 0.9%
------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C. V                                            76,620            $514,793
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.3%
------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                      21,830            $852,025
------------------------------------------------------------------------------------------------
Celular CRT Participacoes S.A.***                                          0                   5
------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                    471,500           1,430,217
------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                    4,250             647,742
------------------------------------------------------------------------------------------------
                                                                                      $2,929,989
------------------------------------------------------------------------------------------------
Telephone Services - 3.7%
------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                19,920            $645,408
------------------------------------------------------------------------------------------------
China Telecom Corp. Ltd.                                           1,766,000             571,928
------------------------------------------------------------------------------------------------
KT Corp., ADR                                                         19,340             349,474
------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes, ADR                                   35,160             465,167
------------------------------------------------------------------------------------------------
                                                                                      $2,031,977
------------------------------------------------------------------------------------------------
Tobacco - 3.1%
------------------------------------------------------------------------------------------------
British American Tobacco                                              24,200            $294,539
------------------------------------------------------------------------------------------------
ITC Ltd.                                                              13,310             329,751
------------------------------------------------------------------------------------------------
KT & G Corp., ADR                                                     20,840             551,088
------------------------------------------------------------------------------------------------
PT Gudang Garam Tbk                                                  164,000             232,929
------------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk                                     473,000             315,230
------------------------------------------------------------------------------------------------
                                                                                      $1,723,537
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.5%
------------------------------------------------------------------------------------------------
YTL Power International Bhd.*                                        587,300            $273,558
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $43,956,035)                                          $53,684,720
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.3%
------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                 $360,000            $360,000
------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                            374,000             374,000
------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $734,000
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.3%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                        1,798,020          $1,798,020
------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $46,488,055)                                    $56,216,740
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.1)%                                               (1,179,506)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $55,037,234
------------------------------------------------------------------------------------------------

  * Non-income producing security.
*** Share amount is less than 1.
  ^ All or a portion of this security is on loan.
  ~ As of September 30,2004, the fund had three securities representing $726,255 and 1.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

---------------------------------------------
South Korea                             17.6%
---------------------------------------------
South Africa                            10.5%
---------------------------------------------
Brazil                                  10.4%
---------------------------------------------
Mexico                                   9.4%
---------------------------------------------
Taiwan                                   9.0%
---------------------------------------------
China                                    8.6%
---------------------------------------------
Great Britain                            5.7%
---------------------------------------------
India                                    5.2%
---------------------------------------------
Russia                                   4.8%
---------------------------------------------
Other                                   18.8%
---------------------------------------------

Percentages are based on total net assets as of 9/30/04

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $46,955,024
                                                 -----------
Gross unrealized appreciation                    $10,094,229
                                                 -----------
Gross unrealized depreciation                       (832,513)
                                                 -----------
Net unrealized appreciation (depreciation)        $9,261,716
                                                 -----------


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Global Governments Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004           GLOBAL GOVERNMENTS SERIES
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
BONDS - 90.4%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 70.1%
--------------------------------------------------------------------------------------------------------------------
Australia - 3.3%
--------------------------------------------------------------------------------------------------------------------
Government of Australia, 8.75%, 2008                                                 AUD 779,000            $633,092
--------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                                   1,902,000           1,466,878
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,099,970
--------------------------------------------------------------------------------------------------------------------
Austria - 4.2%
--------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                    EUR 1,386,000          $1,850,692
--------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                            393,000             526,629
--------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                         217,000             279,973
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,657,294
--------------------------------------------------------------------------------------------------------------------
Belgium - 3.3%
--------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                      EUR 972,000          $1,233,929
--------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                             613,000             820,692
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,054,621
--------------------------------------------------------------------------------------------------------------------
Canada - 1.0%
--------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                     CAD 379,000            $319,841
--------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                        377,000             314,104
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $633,945
--------------------------------------------------------------------------------------------------------------------
Denmark - 4.0%
--------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007                                                       DKK 5,246,000            $979,670
--------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                                           6,376,000           1,188,425
--------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013                                                           1,923,000             342,496
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,510,591
--------------------------------------------------------------------------------------------------------------------
Finland - 7.1%
--------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                                   EUR 1,428,000          $1,781,400
--------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                          2,157,000           2,675,106
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,456,506
--------------------------------------------------------------------------------------------------------------------
France - 8.7%
--------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 - 2012                                             EUR 3,897,000          $5,115,018
--------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                             257,000             381,789
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,496,807
--------------------------------------------------------------------------------------------------------------------
Germany - 10.5%
--------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                            EUR 1,639,000          $2,066,417
--------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                               1,071,000           1,452,822
--------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                 997,000           1,531,576
--------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                                            1,234,000           1,545,955
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,596,770
--------------------------------------------------------------------------------------------------------------------
Ireland - 6.1%
--------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                   EUR 2,750,000          $3,551,269
--------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                          219,000             283,497
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,834,766
--------------------------------------------------------------------------------------------------------------------
Italy - 1.9%
--------------------------------------------------------------------------------------------------------------------
Republic of Italy, 5.25%, 2017                                                       EUR 899,000          $1,216,386
--------------------------------------------------------------------------------------------------------------------
Netherlands - 3.7%
--------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                EUR 1,625,000          $2,157,055
--------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012                                                         118,354             158,801
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,315,856
--------------------------------------------------------------------------------------------------------------------
New Zealand - 4.5%
--------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                                  NZD 815,000            $571,725
--------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                                  3,223,000           2,238,119
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,809,844
--------------------------------------------------------------------------------------------------------------------
Portugal - 1.0%
--------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013                                                    EUR 457,000            $630,562
--------------------------------------------------------------------------------------------------------------------
Qatar - 0.8%
--------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                             $351,000            $499,298
--------------------------------------------------------------------------------------------------------------------
South Africa - 0.8%
--------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                    $409,000            $496,935
--------------------------------------------------------------------------------------------------------------------
Spain - 2.9%
--------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                         EUR 1,263,000          $1,718,694
--------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                             64,000              87,731
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,806,425
--------------------------------------------------------------------------------------------------------------------
United Kingdom - 6.3%
--------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                 GBP 199,000            $376,510
--------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                                      1,959,000           3,587,192
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,963,702
--------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                      $44,080,278
--------------------------------------------------------------------------------------------------------------------
U. S. BONDS - 20.3%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 3.8%
--------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 1.1203%, 2032^^##                                    $9,378,255            $482,690
--------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                  338,189             364,569
--------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                         342,032             392,148
--------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 1.2113%, 2043^^##                 9,574,468             477,424
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                 164,477             178,737
--------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.42%, 2035                                   164,477             179,230
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers-UBS Commercial Mortgage Trust, 7.95%, 2010                               256,524             301,372
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,376,170
--------------------------------------------------------------------------------------------------------------------
Emerging Market Agencies - 1.3%
--------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                        $710,000            $807,270
--------------------------------------------------------------------------------------------------------------------
Sovereign - 0.1%
--------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                          $64,000             $72,160
--------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 1.4%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2018                                                             $834,734            $875,852
--------------------------------------------------------------------------------------------------------------------
Supranational - 4.1%
--------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.9%, 2009                                      JPY 270,000,000          $2,602,188
--------------------------------------------------------------------------------------------------------------------
U. S. Government Agencies - 2.3%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 1.75%, 2008                                                          JPY 150,000,000          $1,427,666
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Obligations - 7.3%
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 8%, 2021                                                          $305,000            $419,244
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 6.25%, 2030                                                      1,026,000           1,217,734
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4.25%, 2013                                                        272,000             275,506
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 2%, 2014                                                         2,651,908           2,715,408
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,627,892
--------------------------------------------------------------------------------------------------------------------
Total U. S. Bonds                                                                                        $12,789,198
--------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $54,087,242)                                                               $56,869,476
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.3%
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.5%, due 10/01/04, at Amortized Cost                         $2,104,000          $2,104,000
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.5%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received $2,816,145 (secured by various U. S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                              $2,816,000          $2,816,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $59,007,242)                                                         $61,789,476
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.8%                                                                      1,147,741
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $62,937,217
--------------------------------------------------------------------------------------------------------------------

^^ Interest only security.
## SEC Rule 144A restriction

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U. S. dollar.
A list of abbreviations is shown below

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
CZK = Czech Koruna
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone
NZD = New Zealand Dollar
PLN = Polish Zloty
SEK = Swedish Kroner

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $59,393,519
                                                 -----------
Gross unrealized appreciation                     $2,422,191
                                                 -----------
Gross unrealized depreciation                        (26,234)
                                                 -----------
Net unrealized appreciation (depreciation)        $2,395,957
                                                 -----------

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                                    NET UNREALIZED
                                        CONTRACTS TO                                           CONTRACTS             APPRECIATION
       SETTLEMENT DATE                 DELIVER/RECEIVE           IN EXCHANGE FOR               AT VALUE              (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

SALES
-----

           10/12/04                      AUD 2,409,319               $1,714,014                 $1,748,700              $(34,686)
           11/15/04                       CAD 406,962                   312,000                    322,545               (10,545)
           10/12/04                       CHF 429,386                   344,953                    344,572                   381
           11/16/04                     DKK 10,993,125                1,805,763                  1,835,605               (29,842)
      10/6/04 - 11/22/04                EUR 17,457,848               21,382,270                 21,696,065              (313,795)
           11/16/04                       GBP 864,249                 1,558,541                  1,559,861                (1,320)
           10/12/04                      NZD 4,329,647                2,769,849                  2,932,704              (162,855)
           11/16/04                      SEK 2,336,492                  313,677                    320,579                (6,902)
                                                                    -------------------------------------------------------------
                                                                    $30,201,067                $30,760,631             $(559,564)
                                                                    =============================================================

PURCHASES
---------

           11/15/04                       CAD 185,903                  $144,098                   $147,341                $3,243
           10/12/04                       CHF 821,547                   656,554                    659,272                 2,718
           11/29/04                      CZK 8,080,308                  314,985                    317,704                 2,719
      10/6/04 - 11/22/04                EUR 11,444,981               14,140,831                 14,224,345                83,514
           11/16/04                       GBP 14,369                     25,965                     25,934                   (31)
           11/9/04                     JPY 1,891,679,681             17,050,086                 17,243,927               193,841
           11/15/04                      NOK 2,177,068                  318,631                    323,969                 5,338
           10/12/04                       NZD 608,014                   404,080                    411,841                 7,761
           11/29/04                      PLN 2,073,750                  581,013                    585,310                 4,297
           11/16/04                      SEK 9,803,248                1,302,693                  1,345,057                42,364
                                                                    -------------------------------------------------------------
                                                                    $34,938,936                $35,284,700              $345,764
                                                                    =============================================================

At September 30,2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $73,192 with Merrill Lynch International.

At September 30,2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.

FUTURES CONTRACTS

                                                                                                                   Unrealized
                                                                                                                   Appreciation
Description                        Expiration           Contracts                   Position                     (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Japanese Government Bond         September 2004            1                          Long                         $(3,422)
                                                                                                                   --------

At September 30,2004, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004



Global Total Return Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004             GLOBAL TOTAL RETURN SERIES
--------------------------------------------------------------------------------------------------------------------------------

STOCKS - 60.1%
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES                 $ VALUE
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                      4,600                $164,956
--------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                             20,850               1,163,013
--------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                             9,380                 500,235
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,828,204
--------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                        182,700                $420,378
--------------------------------------------------------------------------------------------------------------------------------
TPG N. V                                                                                          40,000                 977,993
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,398,371
--------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                        55,728                $696,659
--------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.^                                                                                98,000                $585,700
--------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                                    12,500                $499,231
--------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                       17,910                 736,877
--------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd.                                                                            14,060                 648,360
--------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.^                                                                            50,000                 545,802
--------------------------------------------------------------------------------------------------------------------------------
Renault S.A                                                                                       12,000                 982,219
--------------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                                           10,400                 236,987
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,649,476
--------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.6%
--------------------------------------------------------------------------------------------------------------------------------
Acom Co. Ltd.                                                                                      5,370                $333,152
--------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                              14,400                 741,024
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                             50,158               2,173,346
--------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                                   46,800                 630,589
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                   42,793               1,888,027
--------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                                             36,000                 982,666
--------------------------------------------------------------------------------------------------------------------------------
DnB Holding A. S.A                                                                                83,000                 657,730
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                        20,930               1,326,962
--------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V                                                             235,200                 401,778
--------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                        36,540                 590,450
--------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                          16,520                 656,340
--------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                        10,300                 259,560
--------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB                                                                                   117,400                 958,703
--------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                14,200                 768,220
--------------------------------------------------------------------------------------------------------------------------------
Promise Co. Ltd.^                                                                                  4,000                 262,349
--------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                  52,631               1,521,852
--------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                              18,660               1,313,851
--------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                     3,660                 234,722
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $15,701,321
--------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                       29,800                $832,016
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                 25,996                 872,426
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,704,442
--------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.1%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                           5,100                $284,376
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                         14,370               1,339,859
--------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                            31,960                 884,972
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                         20,180               1,003,350
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,512,557
--------------------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                              19,540                $528,557
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                  12,620                $570,172
--------------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                                    19,300                 826,040
--------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                       9,000                 327,780
--------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                              13,550                 830,344
--------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                       15,500               1,479,565
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,033,901
--------------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                               12,500                $234,375
--------------------------------------------------------------------------------------------------------------------------------
Construction - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                103,000              $1,020,391
--------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A.- Ordinary                                                                      38,000                 562,085
--------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                       17,200                 593,916
--------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.^                                                                        81,000                 559,993
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,736,385
--------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                              15,270                $986,289
--------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                             18,570                 455,542
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,441,831
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                        5,600                $330,400
--------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                              11,200                 693,168
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,023,568
--------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                       12,000                $565,451
--------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                            8,800                 233,992
--------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                       1,720                 684,116
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,483,559
--------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                     1,157,000                $604,714
--------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                      15,400                 712,686
--------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                3,300                 217,305
--------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                      16,950                 728,850
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,263,555
--------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 5.0%
--------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                            49,700                $474,982
--------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                       26,952               1,550,549
--------------------------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                                               1,026,000                 417,811
--------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                    13,960               1,156,586
--------------------------------------------------------------------------------------------------------------------------------
Eni S.p.A                                                                                         48,000               1,076,339
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                 11,370                 549,512
--------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A.^                                                                          9,300                 296,856
--------------------------------------------------------------------------------------------------------------------------------
Repsol YPF S.A.^                                                                                  35,800                 786,750
--------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                          3,000                 611,556
--------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                   13,102               1,338,631
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,259,572
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.^                                                                                     13,200                $458,692
--------------------------------------------------------------------------------------------------------------------------------
Wm Morrison Supermarkets PLC                                                                     124,400                 433,859
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $892,551
--------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.7%
--------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                        43,980                $746,780
--------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                             98,300                 756,903
--------------------------------------------------------------------------------------------------------------------------------
H. J. Heinz Co.                                                                                   10,440                 376,049
--------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                       23,640               1,008,482
--------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                         4,733               1,085,820
--------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                    22,690                 518,693
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,492,727
--------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                           21,370                $863,562
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                        7,500                $294,075
--------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                    17,570                 843,184
--------------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                         52,000                 515,805
--------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                        3,700                 260,036
--------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                            9,860                 610,630
--------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                     31,540               1,219,021
--------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A                                                               25,200                 484,576
--------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                     13,268                 438,640
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,665,967
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Heiwa Corp.                                                                                       19,200                $277,704
--------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB                                                                                     24,600                $308,082
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                        6,990                 451,205
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $759,287
--------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                         8,000                $257,280
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                29,100                $698,565
--------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                              350,000              $1,244,883
--------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                      16,500                $741,675
--------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                  6,600                 300,894
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,042,569
--------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.5%
--------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                               17,000                $720,120
--------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                   14,240                 584,354
--------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                    47,500                 686,596
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                 21,770               1,226,304
--------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                       15,900                 742,293
--------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                      14,232                 435,499
--------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                   7,200                 745,037
--------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                                                     9,770                 709,216
--------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                        8,730                 551,793
--------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                           57,000                 508,660
--------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                             11,330                 423,742
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,333,614
--------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                 52,500                $461,317
--------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                       16,830                 692,555
--------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                   157,500               1,005,860
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,159,732
--------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                 7,300                $279,663
--------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                     12,177                 590,585
--------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                                8,500                 498,100
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,368,348
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                 28,100                $520,181
--------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                  11,930                $334,398
--------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                    16,000                $870,080
--------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                         27,100                $506,770
--------------------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                                      185,300                 741,095
--------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                    20,300                 447,412
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,695,277
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.^                                                                                          180                $876,012
--------------------------------------------------------------------------------------------------------------------------------
mm02 PLC*                                                                                        309,100                 550,211
--------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               608,003               1,456,798
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,883,021
--------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.6%
--------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                                            11,800                $382,320
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                               61,800               1,147,652
--------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                               21,500                 348,220
--------------------------------------------------------------------------------------------------------------------------------
Royal KPN N. V.^                                                                                 140,100               1,050,090
--------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                      47,200                 950,136
--------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                    66,486                 995,838
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                      26,890               1,058,928
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,933,184
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.9%
--------------------------------------------------------------------------------------------------------------------------------
Altadis S.A.^                                                                                     17,000                $578,990
--------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                27,496               1,293,412
--------------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                                                        30,000                 654,404
--------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                                  53,500                 565,384
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,092,190
--------------------------------------------------------------------------------------------------------------------------------
Trucking - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                                              823,900                $391,506
--------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.6%
--------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                          12,500                $815,625
--------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                      73,000               1,020,814
--------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A                                                                                     21,880                 454,187
--------------------------------------------------------------------------------------------------------------------------------
Kelda Group PLC                                                                                   44,600                 432,705
--------------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC                                                                                  27,400                 435,856
--------------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                          43,900                 941,839
--------------------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                                                                   50,100                 828,544
--------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                         12,300                 589,416
--------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                                                         64,000                 425,543
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,944,529
--------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $85,204,190)                                                                          $98,803,188
--------------------------------------------------------------------------------------------------------------------------------
BONDS - 36.0%
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT                 $ VALUE
--------------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                                              $219,000                $255,637
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                        $219,000                $243,970
--------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 1.1203%, 2032##^^                                            $4,505,240                $231,881
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                          282,152                 304,161
--------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                                 293,050                 335,989
--------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 1.2113%, 2043##^^                         8,737,356                 435,682
--------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                         146,153                 158,824
--------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.42%, 2035                                           146,153                 159,263
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers-UBS Commercial Mortgage Trust, 7.95%, 2010                                       219,788                 258,213
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,884,013
--------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Pfandbriefstelle der osterreichischen Landes-Hypothekenbanken, 1.6%, 2011                 JPY 21,000,000                $198,512
--------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                                                       $185,000                 192,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $390,912
--------------------------------------------------------------------------------------------------------------------------------
Emerging Market Agencies - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                                 $97,000                $105,730
--------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                 319,000                 362,703
--------------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027                                                                  130,000                 158,340
--------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                            100,000                 119,584
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $746,357
--------------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                            $401,000                $487,215
--------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                      344,000                 489,340
--------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022^                                                                  28,000                  31,570
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,008,125
--------------------------------------------------------------------------------------------------------------------------------
International Market Agencies - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                                                EUR 1,070,000              $1,340,496
--------------------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 25.4%
--------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                      EUR 998,000              $1,258,257
--------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                       1,837,000               2,491,909
--------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                       1,043,000               1,602,240
--------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 8.75%, 2008                                                         AUD 807,000                 655,848
--------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                                           1,881,000               1,450,683
--------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                             CAD 354,000                 298,743
--------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                                356,000                 296,608
--------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                                          NZD 802,000                 562,606
--------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013^                                                         3,295,000               2,288,117
--------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                              EUR 839,000               1,065,089
--------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                                     618,000                 827,386
--------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007                                                               DKK 3,588,000                 670,045
--------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                                                   4,736,000                 882,745
--------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013                                                                   3,684,000                 656,138
--------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                        EUR 1,281,000               1,700,423
--------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012                                                                 414,219                 555,778
--------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                       656,000                 892,687
--------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                                    563,000                 771,761
--------------------------------------------------------------------------------------------------------------------------------
Quebec Province, 1.6%, 2013                                                               JPY 39,000,000                 360,895
--------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                            EUR 1,620,000               2,163,147
--------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                                     96,000                 128,642
--------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                                 212,000                 273,522
--------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                                               1,577,000               1,967,274
--------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                                  1,998,000               2,477,914
--------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 - 2012                                                         3,955,000               5,191,714
--------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                                     251,000                 372,876
--------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                               2,621,000               3,384,682
--------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                                  221,000                 286,086
--------------------------------------------------------------------------------------------------------------------------------
Republic of Italy, 5.25%, 2017                                                                   881,000               1,192,031
--------------------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013                                                                494,000                 681,614
--------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                                         GBP 841,000               1,635,976
--------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                             205,000                 387,862
--------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                                              1,252,000               2,292,580
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $41,723,878
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2018                                                                     $820,832                $861,265
--------------------------------------------------------------------------------------------------------------------------------
Supranational - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.9%, 2009                                              JPY 252,000,000              $2,428,709
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                              $262,000                $274,810
--------------------------------------------------------------------------------------------------------------------------------
U. S. Government Agencies - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 1.75%, 2008                                                                  JPY 180,000,000              $1,713,200
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Obligations - 3.6%
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 8%, 2021###                                                               $251,000                $345,017
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 6.25%, 2030                                                              1,433,000               1,700,792
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 2.625%, 2008                                                               633,000                 623,728
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4.25%, 2013                                                                575,000                 582,412
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 2%, 2014                                                                 2,674,460               2,738,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,990,449
--------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                               $219,000                $247,266
--------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $56,215,394)                                                   $59,109,087
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                           $2,301,000              $2,301,000
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                      2,379,000               2,379,000
--------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                               $4,680,000
--------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.9%
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 1.895%, dated 09/30/04, due 10/01/04, total to be received $7,668,029 (secured by various U. S. Treasury and Federal Agency
obligations in a jointly traded account), at Cost                                              7,667,625              $7,667,625
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES                 $ VALUE
--------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                        304,575                 304,575
--------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                                                $7,972,200
--------------------------------------------------------------------------------------------------------------------------------
Total Investments
--------------------------------------------------------------------------------------------------------------------------------
(Identified Cost, $154,071,784)                                                                                     $170,564,475
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.8)%                                                                               (6,295,422)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $164,269,053
--------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U. S. dollar.

A list of abbreviations is shown below

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
CZK = Czech Koruna
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone
NZD = New Zealand Dollar
PLN = Polish Zloty
SEK = Swedish Krona

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

United States                               35.7%
-------------------------------------------------
Great Britain                               11.3%
-------------------------------------------------
France                                       6.8%
-------------------------------------------------
Germany                                      5.6%
-------------------------------------------------
Japan                                        5.3%
-------------------------------------------------
Finland                                      3.3%
-------------------------------------------------
Ireland                                      3.0%
-------------------------------------------------
Spain                                        2.7%
-------------------------------------------------
Italy                                        2.6%
-------------------------------------------------
Other                                       23.7%
-------------------------------------------------

Percentages are based on total net assets as of 9/30/04

-------------------------------------------------------------------------------
   SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $154,795,048
                                                 ------------
Gross unrealized appreciation                     $17,088,366
                                                 ------------
Gross unrealized depreciation                      (1,318,939)
                                                 ------------
Net unrealized appreciation (depreciation)        $15,769,427
                                                 ------------

(2) FINANCIAL INSTRUMENTS
The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                                   NET UNREALIZED
                                    CONTRACTS TO                                      CONTRACTS                    APPRECIATION
SETTLEMENT DATE                     DELIVER/RECEIVE        IN EXCHANGE FOR            AT VALUE                     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

SALES
-----

           10/12/04                      AUD 2,369,032               $1,685,498                 $1,719,459              ($33,961)
           11/15/04                       CAD 313,048                   240,000                    248,112                (8,112)
           10/12/04                       CHF 395,318                   317,584                    317,233                   351
           11/16/04                      DKK 9,141,893                1,501,674                  1,526,491               (24,817)
      10/6/04 - 11/22/04                EUR 17,086,382               20,939,100                 21,234,564              (295,464)
           11/16/04                       GBP 889,587                 1,604,055                  1,605,593                (1,538)
           10/12/04                      NZD 4,260,530                2,725,631                  2,885,887              (160,256)
           11/16/04                      SEK 2,438,671                  327,394                    334,598                (7,204)
                                                                    ------------------------------------------------------------
                                                                    $29,340,936                $29,871,937             ($531,001)
                                                                    ============================================================

PURCHASES
---------

           11/15/04                       CAD 183,170                  $141,979                   $145,175                $3,196
           10/12/04                       CHF 795,021                   635,534                    637,985                 2,451
           11/29/04                      CZK 8,433,673                  328,760                    331,598                 2,838
      10/6/04 - 11/22/04                EUR 12,209,887               15,079,976                 15,174,939                94,963
           11/16/04                       GBP 40,417                     73,033                     72,948                   (85)
           11/9/04                     JPY 1,791,635,238             16,136,642                 16,331,956               195,314
           11/15/04                      NOK 2,239,652                  327,791                    333,282                 5,491
           10/12/04                       NZD 480,267                   321,044                    325,311                 4,267
           11/29/04                      PLN 1,172,726                  328,568                    330,998                 2,430
           11/16/04                      SEK 9,561,244                1,270,582                  1,311,853                41,271
                                                                    ------------------------------------------------------------
                                                                    $34,643,909                $34,996,045              $352,136
                                                                    ============================================================

At September 30,2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $21,313 with Merrill Lynch International.

At September 30,2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.

FUTURES CONTRACTS
                                                                                                                Unrealized
                                                                                                                Appreciation
Description                         Expiration         Contracts                    Position                   (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 Year      December 2004          1                          Long                         $13,474
                                                                                                                   -------

At September 30,2004, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004


Government Securities Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 GOVERNMENT SECURITIES SERIES
--------------------------------------------------------------------------------------------------------------------------------

BONDS - 91.8%
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT                 $ VALUE
--------------------------------------------------------------------------------------------------------------------------------
Agency - Other - 3.5%
--------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                                                   $7,760,000             $11,441,251
--------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                                                  3,535,000               5,426,713
--------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp., 8.875%, 2020                                                         6,000,000               8,495,412
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $25,363,376
--------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                                                     $1,335,000              $1,331,289
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 55.8%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2033                                                                $51,623,893             $54,307,185
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2099                                                                   49,500,372              51,494,344
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2017 - 2031                                                                  3,339,011               3,579,924
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2099                                                                 87,135,221              88,928,275
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2019                                                                   57,340,100              58,377,894
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                        54,336,065              54,210,178
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.996%, 2020                                                                          10,587                  10,587
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2027                                                                          230,734                 248,024
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2032                                                                          1,572,511               1,668,542
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2032                                                                        9,624,874              10,104,802
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2034                                                                       34,227,110              34,770,695
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                         34,585,232              35,772,495
--------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 12.25%, 2015                                                                           2,169                   2,476
--------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2030                                                                  1,794,159               1,927,288
--------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2024 - 2028                                                                  4,611,179               4,877,042
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $400,279,751
--------------------------------------------------------------------------------------------------------------------------------
U. S. Government Agencies - 16.5%
--------------------------------------------------------------------------------------------------------------------------------
Aid to Israel, 5.5%, 2023                                                                     $7,403,000              $7,650,690
--------------------------------------------------------------------------------------------------------------------------------
Aid to Lebanon, 7.62%, 2009                                                                    5,071,144               5,578,258
--------------------------------------------------------------------------------------------------------------------------------
Aid to Peru, 9.98%, 2008                                                                       2,183,655               2,438,554
--------------------------------------------------------------------------------------------------------------------------------
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                   7,192,000               7,733,558
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.41%, 2007                                                                        7,109,000               7,123,538
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5%, 2013                                                             6,150,000               6,143,001
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2010                                                                          8,626,000               9,933,572
--------------------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 0%, 2007                                                    2,300,000               2,271,546
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.4%, 2007                                                         11,797                  12,226
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.65%, 2007                                                        26,101                  27,252
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 10.05%, 2009                                                       19,591                  21,004
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.05%, 2009                                                        28,948                  31,145
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.7%, 2009                                                        285,875                 305,799
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                     3,722,903               4,029,217
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                     3,230,206               3,495,088
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                     3,925,688               4,263,017
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                                                    3,950,007               4,317,932
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                     3,344,307               3,583,012
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                     1,935,859               1,969,706
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                     4,948,479               5,009,611
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.72%, 2024                                                     4,972,252               4,983,795
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                    $2,683,337              $2,621,965
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                     3,707,000               3,724,778
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                     2,778,000               2,893,625
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                     2,910,000               2,981,457
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                     3,057,000               3,075,151
--------------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority, 0%, 2042                                                          12,573,000               9,108,887
--------------------------------------------------------------------------------------------------------------------------------
U. S. Department of Housing & Urban Development, 6.36%, 2016                                   6,000,000               6,684,210
--------------------------------------------------------------------------------------------------------------------------------
U. S. Department of Housing & Urban Development, 6.59%, 2016                                   5,744,000               6,229,466
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $118,241,060
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Obligations - 15.8%
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 9.25%, 2016                                                             $7,014,000             $10,099,339
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 6.875%, 2025                                                             5,809,000               7,292,340
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 6%, 2026                                                                 5,704,000               6,503,227
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 6.25%, 2030                                                              7,661,000               9,092,649
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 5.375%, 2031                                                             2,533,000               2,713,476
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 3.375%, 2007                                                            29,620,904              31,646,914
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 3.625%, 2008###                                                         29,020,912              31,826,654
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 5.5%, 2009                                                               6,836,000               7,487,020
--------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury STRIPS, 0%, 2012                                                                9,505,000               6,884,243
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $113,545,862
--------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $644,300,032)                                                 $658,761,338
--------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 12.0%
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.87%, dated 9/30/04, due 10/01/04, total to be received
$72,061,743 (secured by various U. S. Treasury and Federal Agency obligations
in a jointly traded account)                                                                 $72,058,000             $72,058,000
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$14,338,741 (secured by various U. S. Treasury and Federal Agency obligations
in a jointly traded account)                                                                  14,338,000              14,338,000
--------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                         $86,396,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $730,696,032)                                           $745,157,338
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.8)%                                                      (27,427,965)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                         $717,729,373
--------------------------------------------------------------------------------------------------------------------------------

### Security segregated as collateral for open futures contracts.

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $734,683,018
                                                 ------------
Gross unrealized appreciation                     $13,485,175
                                                 ------------
Gross unrealized depreciation                      (3,010,855)
                                                 ------------
Net unrealized appreciation (depreciation)        $10,474,320
                                                 ------------

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS

                                                                                                                 UNREALIZED
                                                                                                                 APPRECIATION
DESCRIPTION                       EXPIRATION               CONTRACTS                 POSITION                    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
U. S. 10 Year Treasury Notes      December 2004              136                       Long                         $65,722
U. S. 2 Year Treasury Notes       December 2004              158                       Short                         21,568
                                                                                                                    -------
                                                                                                                    $87,290
                                                                                                                    -------
At September 30,2004, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004

High Yield Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 HIGH YIELD SERIES
--------------------------------------------------------------------------------------------------------------------------
BONDS - 93.8%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.9%
--------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $2,053,000          $2,124,855
--------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                             770,000             875,875
--------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                             1,930,000           1,954,125
--------------------------------------------------------------------------------------------------------------------------
Emmis Operations Co., 6.875%, 2012                                                             960,000             996,000
--------------------------------------------------------------------------------------------------------------------------
Fisher Communications, Inc., 8.625%, 2014                                                      305,000             317,200
--------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                      2,245,000           2,076,625
--------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                 805,000             865,375
--------------------------------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                                         1,265,000           1,119,525
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8%, 2013##                                                                     500,000             475,625
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75%, 2008                                                    1,065,000           1,070,325
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                      1,815,000           1,556,363
--------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                              1,480,000           1,554,000
--------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                            597,000             698,490
--------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                                            40,000              42,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $15,726,883
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.9%
--------------------------------------------------------------------------------------------------------------------------
ASPropulsion Capital B.V., 9.625%, 2013##                                                  EUR 100,000            $133,623
--------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011##                                                              $1,170,000           1,254,825
--------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 9.5%, 2008                                                                 700,000             724,500
--------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                             1,595,000           1,614,938
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                                                     235,000             263,200
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                    1,900,000           1,995,000
--------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                                             535,000             595,188
--------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                          1,150,000           1,230,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,811,774
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                      $371,735            $285,943
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                         412,918             329,017
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                                                       950,008             760,701
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                     1,207,185             933,633
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,309,394
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                                                $1,275,000          $1,275,000
--------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008**                                               1,840,000               2,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,277,300
--------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 3.0%
--------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019**                                                  $691,390              $3,457
--------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                              1,300,000           1,074,580
--------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2891%, 2026                                                      754,009             799,522
--------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                          2,700,000           2,755,917
--------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                        1,100,000             936,583
--------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                               855,000             849,342
--------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 7.7848%, 2033##                                          665,000             745,610
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8989%, 2034##                                    $882,000            $997,045
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                                                 1,000,000           1,056,167
--------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                                          3,000,000           2,885,064
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,103,287
--------------------------------------------------------------------------------------------------------------------------
Automotive - 3.0%
--------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                                  $885,000            $831,900
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 6.5%, 2009                                                                         700,000             740,250
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125%, 2010                                                                      405,000             459,675
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                           525,000             633,938
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 7%, 2029                                                                         1,305,000           1,311,525
--------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625%, 2012                                                             925,000             915,750
--------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                     480,000             381,600
--------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                                                   705,000             655,650
--------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                     1,995,000           2,129,663
--------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 12%, 2010**##                                                         255,000             104,550
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                           1,683,000           1,922,828
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                312,000             371,280
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                       1,710,000           1,949,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,408,009
--------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                        $750,000            $729,375
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.5%
--------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                 $665,000            $652,531
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                             1,835,000           1,949,688
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                            1,085,000           1,087,713
--------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                                        1,805,000           1,881,713
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                   3,100,000           2,410,250
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                    3,315,000           2,552,550
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                   590,000             586,313
--------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006                                              1,060,000           1,319,700
--------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                                                770,000             804,650
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                              945,000           1,006,425
--------------------------------------------------------------------------------------------------------------------------
Mediacom LLC, 9.5%, 2013                                                                       185,000             178,988
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $14,430,521
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                        $815,000            $870,013
--------------------------------------------------------------------------------------------------------------------------
Building - 1.5%
--------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                    $710,000            $775,675
--------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 7.75%, 2014##                                            1,615,000           1,598,850
--------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                 995,000           1,129,325
--------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                             445,000             491,725
--------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                                                     845,000             885,138
--------------------------------------------------------------------------------------------------------------------------
PLY Gem Industries, Inc., 9%, 2012##                                                         1,290,000           1,286,775
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,167,488
--------------------------------------------------------------------------------------------------------------------------
Business Services - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                             $760,000            $824,600
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                               950,000           1,007,000
--------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                        1,300,000           1,300,000
--------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006                                                           1,595,000           1,626,900
--------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                    1,930,000           2,084,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,842,900
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.7%
--------------------------------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                                                 $1,045,000          $1,149,500
--------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                            735,000             793,800
--------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                         2,495,000           2,844,300
--------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029##                                                                1,335,000           1,361,700
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                    2,240,000           2,352,000
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 0%, 2009                                                           250,000             132,500
--------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                              1,125,000           1,420,313
--------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                             2,275,000           2,548,000
--------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67 to 2013                                     1,555,000           1,282,875
--------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                    EUR 70,000              93,971
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                             $730,000             796,613
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                           750,000             870,000
--------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011##                                                                       470,000             498,200
--------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                             1,230,000           1,269,975
--------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                               810,000             785,700
--------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                    2,905,000           2,527,350
--------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                995,000           1,094,500
--------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                                           1,200,000           1,266,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $23,087,297
--------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Crystal U.S.Holdings LLC, 0% to 2009, 10.5% to 2014                                         $1,875,000          $1,120,313
--------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011                                                                     595,000             612,850
--------------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                                                        1,105,000           1,122,956
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,856,119
--------------------------------------------------------------------------------------------------------------------------
Construction - 0.8%
--------------------------------------------------------------------------------------------------------------------------
D.R.Horton, Inc., 8%, 2009                                                                  $1,260,000          $1,430,100
--------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                          435,000             476,325
--------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                                        310,000             315,425
--------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                                          1,145,000           1,213,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,435,550
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Corrections Corp.of America, 9.875%, 2009                                                     $660,000            $736,725
--------------------------------------------------------------------------------------------------------------------------
Corrections Corp.of America, 7.5%, 2011                                                        590,000             623,188
--------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                   540,000             556,875
--------------------------------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                                                1,075,000           1,089,781
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,006,569
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8.375%, 2013##                                                            $1,310,000          $1,378,775
--------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                                                     1,135,000           1,203,100
--------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                        1,420,000           1,349,000
--------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                                                 1,380,000           1,173,000
--------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                                        EUR 1,685,000           1,994,969
--------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011##                                                             $1,145,000           1,196,525
--------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                            870,000             774,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,069,669
--------------------------------------------------------------------------------------------------------------------------
Containers - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                    $1,960,000          $2,185,400
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                  1,150,000           1,336,875
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co.LP, 8.5%, 2012                                                             310,000             316,200
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 8.75%, 2008                                                      1,275,000           1,314,844
--------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                                    1,450,000           1,616,750
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012                                            1,285,000           1,426,350
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                            2,065,000           2,199,225
--------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                                         705,000             786,075
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                      1,240,000           1,066,400
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                                                      145,000             123,975
--------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                                                           205,000             161,950
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,534,044
--------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                  $1,310,000          $1,339,475
--------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13%, 2008                                                              330,000             369,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,709,075
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                                       $1,029,000          $1,153,509
--------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                               814,000             887,260
--------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                      486,000             738,720
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,779,489
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012##                                                             $800,000            $852,000
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                        755,000             826,725
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014##                                                            533,000             563,648
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                        1,760,000           1,839,200
--------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375%, 2012                                                           725,000             808,375
--------------------------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6%, 2012                                                      533,000             602,290
--------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014##                                                       405,000             422,213
--------------------------------------------------------------------------------------------------------------------------
Plains E&P Co., 7.125%, 2014##                                                                 585,000             628,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,543,326
--------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.6%
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                           $766,000            $787,065
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                                                      1,520,000           1,611,200
--------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010##                                                       760,000             805,600
--------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.5%, 2013                                                                    345,000             357,506
--------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                               1,185,000           1,223,513
--------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                 1,645,000           1,554,525
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,339,409
--------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., 8.25%, 2014##                                                   $585,000            $605,475
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012                                                         $2,265,000          $2,423,550
--------------------------------------------------------------------------------------------------------------------------
Merisant Co., 9.75%, 2013##                                                                    865,000             821,750
--------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                  990,000           1,037,025
--------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                  1,145,000           1,276,675
--------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                                                 EUR 600,000             801,735
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,360,735
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 4.7%
--------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                                                     $2,030,000          $2,177,175
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                           225,000             220,500
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                       1,165,000           1,252,375
--------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A.de C.V., 13.75%, 2009##**                                            1,800,000           1,122,750
--------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                          3,465,000           4,080,038
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                                              420,000             469,350
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                            1,430,000           1,633,775
--------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                         1,120,000           1,234,800
--------------------------------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625%, 2009                                                             1,285,000           1,355,675
--------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                           1,455,000           1,644,150
--------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                                            1,655,000           1,704,650
--------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                                                        1,055,000           1,144,675
--------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                          770,000             804,650
--------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014##                                                          465,000             487,088
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $19,331,651
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.1%
--------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014##                                                                 $1,165,000          $1,234,900
--------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                               1,585,000           1,612,738
--------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                                                      425,000             484,500
--------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                    2,100,000           2,425,500
--------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                              985,000           1,145,063
--------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                 635,000             666,750
--------------------------------------------------------------------------------------------------------------------------
Isle Capri Casinos, Inc., 7%, 2014                                                           1,335,000           1,341,675
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                 1,165,000           1,323,731
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                               2,225,000           2,455,844
--------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                          1,245,000           1,431,750
--------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                                        305,000             333,975
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                    1,500,000           1,503,750
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                      335,000             343,375
--------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                   1,220,000           1,299,300
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                      1,850,000           2,092,813
--------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                            1,295,000           1,317,663
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $21,013,327
--------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.1%
--------------------------------------------------------------------------------------------------------------------------
MedCath Holdings Corp., 9.875%, 2012                                                          $350,000            $365,750
--------------------------------------------------------------------------------------------------------------------------
Industrial - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                     $1,760,000          $1,936,000
--------------------------------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011##                                                       1,155,000           1,218,525
--------------------------------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                                          1,840,000           1,872,200
--------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011##                                                         1,280,000           1,356,800
--------------------------------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                                      1,000,000           1,130,000
--------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014##                                                     1,160,000           1,194,800
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                        1,655,000           1,584,663
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                             275,000             294,938
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $10,587,926
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.9%
--------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 6.875%, 2014                                                                   EUR 795,000            $973,363
--------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                       $1,055,000           1,181,600
--------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                                            1,155,000           1,230,075
--------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                1,390,000           1,570,700
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                         EUR 900,000           1,247,351
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                              $865,000             996,913
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                     760,000             858,800
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                       400,000             448,000
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                      900,000             945,000
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                               915,000             880,688
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                              940,000             881,250
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                                                 925,000             820,938
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,034,678
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.3%
--------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                       $1,325,000          $1,439,281
--------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875%, 2014##                                                      870,000             930,900
--------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                                                730,000             744,600
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                          1,375,000           1,533,125
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                      2,785,000           3,149,595
--------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                                  1,280,000           1,280,000
--------------------------------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                                     1,035,000           1,112,625
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                                           1,340,000           1,199,300
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                                                       1,165,000           1,217,425
--------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014##                                                            995,000           1,022,363
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,629,214
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                                            $950,000            $999,875
--------------------------------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75%, 2006                                                      830,000             832,075
--------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008                                                            683,012             580,561
--------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                        1,105,000           1,174,063
--------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014##                                                              1,530,000           1,686,825
--------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875%, 2002**                                               565,000             545,225
--------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                                            945,000           1,032,413
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                           1,280,000           1,382,400
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                             675,000             666,563
--------------------------------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                                            1,385,000           1,385,000
--------------------------------------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012##                                                EUR 480,000             620,506
--------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.5%, 2009                                                             1,130,000           1,254,300
--------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                 $396,000             453,420
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,613,226
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
--------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                          $1,070,000          $1,179,675
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.1%
--------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                              $1,320,000          $1,570,800
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                           1,150,000           1,230,500
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                               2,975,000           2,870,875
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                            2,120,000           2,125,300
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                  578,000             620,128
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 5.6%, 2014                                                    537,000             541,083
--------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                            3,481,000           3,820,398
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,779,084
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                 $1,070,000          $1,177,000
--------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                                         990,000           1,007,325
--------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                                20,000              21,950
--------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.75%, 2011                                                         1,430,000           1,562,275
--------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                                          1,060,000           1,081,200
--------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.625%, 2013                                                              315,000             351,225
--------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                     1,300,000           1,472,250
--------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014##                                                      755,000             838,050
--------------------------------------------------------------------------------------------------------------------------
Sesi LLC, 8.875%, 2011                                                                       1,190,000           1,300,075
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $8,811,350
--------------------------------------------------------------------------------------------------------------------------
Oils - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375%, 2011                                                          $945,000          $1,112,738
--------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                                             1,120,000           1,190,000
--------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                    610,000             678,625
--------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc., 8%, 2014                                                               480,000             489,600
--------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                                                    1,010,000           1,100,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,571,863
--------------------------------------------------------------------------------------------------------------------------
Pollution Control - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875%, 2008                                              $1,135,000          $1,231,475
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                                                 2,955,000           2,925,450
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                               1,625,000           1,714,375
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,871,300
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                                                    $525,000            $511,875
--------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                              715,000             890,175
--------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               840,000             987,000
--------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013##                                                    3,030,000           2,219,475
--------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                               387,000             441,180
--------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                                             790,000             829,500
--------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co.S.A., 8%, 2014##                                             EUR 1,650,000           2,009,932
--------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                                 $770,000             847,000
--------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                          1,330,000           1,373,225
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $10,109,362
--------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                                $1,795,000          $1,835,388
--------------------------------------------------------------------------------------------------------------------------
Retailers - 3.5%
--------------------------------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.625%, 2007                                                     $1,135,000          $1,154,863
--------------------------------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875%, 2012                                                      1,120,000           1,268,400
--------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                2,555,000           2,721,075
--------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                           1,375,000           1,581,250
--------------------------------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                                               790,000             746,550
--------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012##                                                    1,115,000           1,198,625
--------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                       1,370,000           1,404,250
--------------------------------------------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                                                       1,290,000           1,380,300
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                     550,000             605,000
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                  1,290,000           1,322,250
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                                                   850,000             743,750
--------------------------------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                                           230,000             234,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $14,360,913
--------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                $1,755,000          $1,891,013
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.7%
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                             $331,000            $374,858
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                              1,167,000           1,202,010
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                                             752,000             797,120
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                             790,000             782,100
--------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                               1,475,000           1,552,438
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                 1,385,000           1,450,788
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                      555,000             357,975
--------------------------------------------------------------------------------------------------------------------------
Innova S.de R.L., 9.375%, 2013                                                               1,100,000           1,196,250
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                    6,450,000           6,933,750
--------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                            795,000             731,400
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                           1,125,000           1,113,750
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                                            335,000             340,863
--------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012##                                                              1,170,000           1,213,875
--------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                        1,145,000           1,192,231
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $19,239,408
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.4%
--------------------------------------------------------------------------------------------------------------------------
AT & T Corp., 8.05%, 2011                                                                   $1,745,000          $1,952,219
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                     1,081,000           1,189,100
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                        1,207,000           1,232,649
--------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                              1,365,000           1,494,675
--------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                       1,390,000           1,362,200
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 5.908%, 2007                                                                        925,000             916,906
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.688%, 2009                                                                      1,315,000           1,267,331
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.735%, 2014                                                                        171,000             162,023
--------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                     1,730,000           1,544,025
--------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                                  1,175,000           1,219,063
--------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                                                  1,635,000           1,798,500
--------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                            4,900,000           5,720,750
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                              1,340,000           1,333,300
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125%, 2011                                                     1,015,000             974,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $22,167,141
--------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.4%
--------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014##                                                          $785,000            $818,363
--------------------------------------------------------------------------------------------------------------------------
Stena AB, 9.625%, 2012                                                                         435,000             485,569
--------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 12.5%, 2012                                                                   264,000             293,040
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,596,972
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.1%
--------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                    $2,340,000          $2,638,350
--------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                        1,175,000           1,324,813
--------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co.LLC, 8.25%, 2012##                                                1,610,000           1,779,050
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                      815,000             562,350
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                 3,215,000           2,427,325
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                 1,435,000           1,564,150
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                        1,220,000           1,378,600
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                          1,020,000             971,550
--------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.73%, 2009                                                             900,000             945,000
--------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           1,190,000           1,328,343
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                               1,818,000           1,983,202
--------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                          850,000             892,500
--------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034##                                                        1,655,000           1,803,950
--------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.3%, 2011**                                               1,000,000             880,000
--------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                        325,000             411,125
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                 2,275,000           2,437,094
--------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012##                                                                 270,000             278,775
--------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008                                                                       290,000             313,925
--------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                       1,850,000           2,039,625
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                           435,000             467,081
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                            925,000           1,004,781
--------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012##                                                        585,000             596,700
--------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014##                                                       890,000             965,650
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $28,993,939
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 1.2%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                         $1,395,000          $1,272,938
--------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $370,911,514)                                                                   $383,259,747
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                             3,355            $280,814
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                                              46,631            $473,771
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.3%
--------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                      18,547          $1,151,212
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0%
--------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                                      10,877            $119,647
--------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0%
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                           74              $1,702
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.4%
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc.*                                                                                      29,806            $499,251
--------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                          92,368           1,073,316
--------------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                                            20,520              40,810
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,613,377
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.3%
--------------------------------------------------------------------------------------------------------------------------
DPL, Inc.*                                                                                      51,704          $1,064,068
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $7,494,049)                                                                      $4,704,591
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.Capital Trust II                                                                  15,955            $834,127
--------------------------------------------------------------------------------------------------------------------------
HLI Operating Co., Inc., "A" *                                                                     155              12,826
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $846,953
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Song Networks Holding AB *                                                                      14,580            $166,087
--------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $920,595)                                                  $1,013,040
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                                          20,165          $1,673,695
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0%
--------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A"                                                                                      38                $188
--------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,988,801)                                                            $1,673,883
--------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%
--------------------------------------------------------------------------------------------------------------------------
Metronet Communications Corp.(Broadcast & Cable TV) *                                              650                   7
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp.(Containers) *                                                                         660                   7
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.(Specialty Chemicals) *                                                    120                 120
--------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.(Basic Industry) *                                                      6,594               1,319
--------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc.(Broadcast & Cable TV) *                                                 1,030              65,920
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.(Telephone Services) *                                                    1,302               1,081
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.(Telephone Services) *                                                      976                 586
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.(Telephone Services) *                                                      976                 381
--------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $544,606)                                                     $69,421
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.7%
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88% due 10/01/04                                                          $5,474,000          $5,474,000
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88% due 10/01/04                                                     5,656,000           5,656,000
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost and Value                                                      $11,130,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $392,989,565)                                                           $401,850,654
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.6%                                                                            6,672,764
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $408,523,418
--------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security -- in default.
## SEC Rule 144A restriction.
 ~ As of September 30, 2004, one security representing $280, 814 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.
A list of abbreviations is shown below.
EUR = Euro

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                       $393,784,887
                                                     ------------
Gross unrealized appreciation                         $18,703,272
                                                     ------------
Gross unrealized depreciation                         (10,637,505)
                                                     ------------
Net unrealized appreciation (depreciation)             $8,065,767
                                                     ------------


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

MFS /SUN LIFE SERIES TRUST (R)

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

International Value Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 INTERNATIONAL VALUE SERIES
----------------------------------------------------------------------------------------------------------------------------
STOCKS - 94.3%
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
Airlines - 2.2%
----------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                        207,070            $476,452
----------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                       221,900             261,169
----------------------------------------------------------------------------------------------------------------------------
TPG N. V                                                                                          39,100             955,988
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,693,609
----------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                        51,258            $640,780
----------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.6%
----------------------------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                                                23,400            $498,099
----------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                                                115,400             689,692
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,187,791
----------------------------------------------------------------------------------------------------------------------------
Automotive - 5.5%
----------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                                    14,700            $587,096
----------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                       16,370             673,516
----------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd.                                                                            15,020             692,629
----------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.^                                                                            57,300             625,489
----------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.^                                                                          4,800             295,934
----------------------------------------------------------------------------------------------------------------------------
Renault S.A.^                                                                                     12,300           1,006,772
----------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.^                                                                          14,200             323,579
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $4,205,015
----------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 14.0%
----------------------------------------------------------------------------------------------------------------------------
Acom Co. Ltd.^                                                                                     5,960            $369,755
----------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                        16,218             299,966
----------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                                   48,930             659,289
----------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd.^                                                                                  75,000             394,342
----------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                          29,180             366,103
----------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                                             35,063             957,090
----------------------------------------------------------------------------------------------------------------------------
DEPFA BANK PLC                                                                                    28,100             383,513
----------------------------------------------------------------------------------------------------------------------------
DnB Holding A. S.A.^                                                                              91,560             725,564
----------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                     7,160             298,146
----------------------------------------------------------------------------------------------------------------------------
Fortis, Inc.^*                                                                                    23,040             548,145
----------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C. V                                                            221,800             378,887
----------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                         12,400             295,059
----------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                        30,860             498,667
----------------------------------------------------------------------------------------------------------------------------
JACCS Co. Ltd.^                                                                                   72,000             358,264
----------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                       9,650             305,465
----------------------------------------------------------------------------------------------------------------------------
Krungthai Card PCL                                                                               491,000             275,017
----------------------------------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                                                          93,700             299,073
----------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB                                                                                   111,600             911,339
----------------------------------------------------------------------------------------------------------------------------
Promise Co. Ltd.^                                                                                  6,250             409,920
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                  51,971           1,502,766
----------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                     5,730             367,475
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $10,603,845
----------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Findexa Ltd.^                                                                                     75,100            $276,050
----------------------------------------------------------------------------------------------------------------------------
Pages Jaunes*                                                                                     16,700             321,128
----------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                                                   16,300             254,887
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $852,065
----------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Dale Carnegie & Co. AB                                                                            31,700            $313,250
----------------------------------------------------------------------------------------------------------------------------
Business Services - 0.6%
----------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                                                                                    323,400            $443,834
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%
----------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                       15,537          $1,483,096
----------------------------------------------------------------------------------------------------------------------------
Construction - 2.9%
----------------------------------------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C. V.*                                                                   164,400            $237,518
----------------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A                                                                               94,100             932,222
----------------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A.- Ordinary^                                                                   33,300             492,564
----------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.^                                                                        80,000             553,079
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $2,215,383
----------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                             18,188            $446,171
----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                                       112,400            $276,951
----------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                                               3,950             389,340
----------------------------------------------------------------------------------------------------------------------------
Vestas Wind Systems^                                                                              12,800             185,484
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $851,775
----------------------------------------------------------------------------------------------------------------------------
Electronics - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd.^                                                                          35,000            $291,322
----------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                       12,000             565,451
----------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                       1,830             727,868
----------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                                 10,400             444,647
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $2,029,288
----------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
----------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                     1,453,500            $759,682
----------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                      17,790             823,291
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,582,973
----------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 8.8%
----------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                       31,436          $1,808,513
----------------------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                                                 268,000             109,136
----------------------------------------------------------------------------------------------------------------------------
Eni S. p. A.^                                                                                     48,400           1,085,308
----------------------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR                                                               7,800             381,030
----------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A                                                                           11,700             373,464
----------------------------------------------------------------------------------------------------------------------------
Repsol YPF S.A.^                                                                                  36,000             791,145
----------------------------------------------------------------------------------------------------------------------------
Statoil A. S. A                                                                                   29,500             423,642
----------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                   16,720           1,708,282
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $6,680,520
----------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.^                                                                                     13,600            $472,592
----------------------------------------------------------------------------------------------------------------------------
Wm Morrison Supermarkets PLC                                                                     125,900             439,091
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $911,683
----------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.4%
----------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                             93,000            $716,094
----------------------------------------------------------------------------------------------------------------------------
Coolbrands International, Inc.*                                                                   30,800             225,959
----------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                         5,037           1,155,563
----------------------------------------------------------------------------------------------------------------------------
Unilever PLC                                                                                      56,630             461,440
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $2,559,056
----------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                                                         7,100            $235,152
----------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Star Cruises Ltd.*                                                                             1,098,000            $279,990
----------------------------------------------------------------------------------------------------------------------------
William Hill Ltd.                                                                                 37,100             358,597
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $638,587
----------------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.5%
----------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                          13,200            $390,533
----------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%
----------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                         53,390            $529,593
----------------------------------------------------------------------------------------------------------------------------
Benfield Group Ltd.                                                                              108,020             469,692
----------------------------------------------------------------------------------------------------------------------------
Hiscox PLC                                                                                       124,250             373,119
----------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                                  56,900             446,115
----------------------------------------------------------------------------------------------------------------------------
Legal & General Group PLC                                                                        190,000             341,650
----------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S. p. A                                                             27,300             524,958
----------------------------------------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                                                     89,900             280,554
----------------------------------------------------------------------------------------------------------------------------
Wellington Underwriting PLC                                                                      119,430             180,134
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $3,145,815
----------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Heiwa Corp.                                                                                       35,000            $506,231
----------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd.^                                                                                   8,000             296,916
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $803,147
----------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Alfa Laval AB^                                                                                    10,300            $149,845
----------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB                                                                                     34,000             425,805
----------------------------------------------------------------------------------------------------------------------------
Neopost S.A                                                                                        3,900             250,626
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $826,276
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                26,700            $640,951
----------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.5%
----------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                              324,000          $1,152,406
----------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Fugro N. V                                                                                         4,103            $320,027
----------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                  8,300             378,397
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $698,424
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.5%
----------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                   12,130            $497,768
----------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                    45,300             654,796
----------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                       16,590             774,506
----------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                   6,700             693,298
----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                   10,325             749,504
----------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                        8,940             565,067
----------------------------------------------------------------------------------------------------------------------------
Schwarz Pharma AG^                                                                                11,400             428,649
----------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                           63,000             562,203
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $4,925,791
----------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.0%
----------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                 58,530            $514,302
----------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                   155,630             993,918
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,508,220
----------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                 30,800            $570,163
----------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.4%
----------------------------------------------------------------------------------------------------------------------------
British Vita PLC                                                                                  58,800            $271,654
----------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.3%
----------------------------------------------------------------------------------------------------------------------------
EDION Corp.                                                                                       37,000            $311,671
----------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C. V                                                                        45,100             303,017
----------------------------------------------------------------------------------------------------------------------------
Lindex AB*                                                                                        11,500             310,930
----------------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                                      202,600             810,285
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,735,903
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.0%
----------------------------------------------------------------------------------------------------------------------------
KDDI Corp.^                                                                                          185            $900,346
----------------------------------------------------------------------------------------------------------------------------
mm02 PLC*                                                                                        340,600             606,283
----------------------------------------------------------------------------------------------------------------------------
mobilcom AG                                                                                       26,700             387,305
----------------------------------------------------------------------------------------------------------------------------
MobileOne Ltd.                                                                                   410,000             382,347
----------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               640,853           1,535,506
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $3,811,787
----------------------------------------------------------------------------------------------------------------------------
Telephone Services - 5.9%
----------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                                            13,600            $440,640
----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                                                              55,200           1,025,087
----------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                                             92,100             255,944
----------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                               24,900             403,287
----------------------------------------------------------------------------------------------------------------------------
Royal KPN N. V.^                                                                                 134,850           1,010,740
----------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                                                 92,388             369,162
----------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                    63,431             950,079
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $4,454,939
----------------------------------------------------------------------------------------------------------------------------
Tobacco - 2.4%
----------------------------------------------------------------------------------------------------------------------------
Altadis S.A                                                                                       15,780            $537,439
----------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                                                        28,020             611,213
----------------------------------------------------------------------------------------------------------------------------
Swedish Match AB^                                                                                 66,000             697,483
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,846,135
----------------------------------------------------------------------------------------------------------------------------
Trucking - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                                            1,302,400            $618,883
----------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.1%
----------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                      69,000             964,879
----------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A                                                                                     24,400            $506,498
----------------------------------------------------------------------------------------------------------------------------
Kelda Group PLC                                                                                   47,000             455,990
----------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC                                                                                  29,300             466,080
----------------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                        41,900             898,930
----------------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.^                                                                  51,800             856,658
----------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                                                         68,500             455,465
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $4,604,500
----------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $59,122,732)                                                                      $71,579,400
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.7%
----------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                           $2,028,000          $2,028,000
----------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                      1,532,000           1,532,000
----------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                   $3,560,000
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.4%
----------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                     17,776,906         $17,776,906
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $80,459,638)                                                                 $92,916,306
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (22.4)%                                                                         (17,018,859)
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                              $75,897,447
----------------------------------------------------------------------------------------------------------------------------

*Non-income producing security.
^All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

Great Britain                               24.8%
-------------------------------------------------
Japan                                       16.4%
-------------------------------------------------
France                                       8.2%
-------------------------------------------------
Switzerland                                  5.4%
-------------------------------------------------
Germany                                      4.6%
-------------------------------------------------
Sweden                                       4.5%
-------------------------------------------------
South Korea                                  4.0%
-------------------------------------------------
Italy                                        4.0%
-------------------------------------------------
Netherlands                                  3.7%
-------------------------------------------------
Other                                       24.4%
-------------------------------------------------

Percentages are based on total net assets as of 9/30/04

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $81,294,401
                                                 -----------
Gross unrealized appreciation                    $12,784,634
                                                 -----------
Gross unrealized depreciation                     (1,162,729)
                                                 -----------
Net unrealized appreciation (depreciation)       $11,621,905
                                                 -----------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004

Money Market Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  MONEY MARKET SERIES
--------------------------------------------------------------------------------------------------------------------------
                                                                                           PAR AMOUNT
ISSUER                                                                                   (000 OMITTED)             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 6.2%
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank, 1.68%, 11/23/04                                                             $17,000,000         $17,000,249
--------------------------------------------------------------------------------------------------------------------------
Society Generale North America, 1.09%, 10/05/04                                             10,000,000          10,000,000
--------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit, at Amortized Cost and Value                                 $27,000,249
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 84.2%
--------------------------------------------------------------------------------------------------------------------------
Abbey National North America, due 10/01/04                                                  $8,600,000          $8,600,000
--------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., due 10/04/04                                                10,800,000          10,798,407
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., due 10/29/04                                                         15,692,000          15,672,228
--------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., due 11/18/04                                                          17,200,000          17,158,720
--------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding, due 10/22/04                                                      17,557,000          17,538,872
--------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, due 12/10/04                                                               17,862,000          17,799,483
--------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, due 10/22/04 - 11/08/04                                17,259,000          17,239,828
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., due 10/26/04                                                                17,897,000          17,876,493
--------------------------------------------------------------------------------------------------------------------------
Cofco Capital Corp., due 11/16/04                                                            2,653,000           2,646,729
--------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, due 11/01/04                                                            16,819,000          16,793,220
--------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 11/19/04 - 12/10/04                                    17,457,000          17,400,295
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 11/19/04                                                14,034,000          13,999,235
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., due 10/01/04                                                           3,228,000           3,228,000
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., due 10/25/04                                                     14,120,000          14,108,233
--------------------------------------------------------------------------------------------------------------------------
Govco, Inc., due 10/29/04 - 12/08/04                                                        14,168,000          14,146,693
--------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, due 12/08/04                                                    18,016,000          17,955,426
--------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., due 10/15/04 - 10/18/04                               17,909,000          17,897,014
--------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., due 10/12/04 - 10/13/04                                       17,747,000          17,737,641
--------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc., due 11/10/04                                                         14,046,000          14,019,937
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., due 10/27/04                                              17,424,000          17,401,600
--------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 10/28/04                                                        11,854,000          11,839,597
--------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp., due 10/15/04 - 11/08/04                                             14,043,000          14,025,798
--------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivable Corp., due 10/28/04                                                  16,300,000          16,278,240
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, due 10/14/04                                                          11,070,000          11,065,563
--------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., due 10/19/04                                                   17,416,000          17,400,500
--------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., due 11/08/04                                                      4,880,000           4,870,831
--------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                           $365,498,583
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, due 10/25/04                                                                   $3,000,000          $2,996,860
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, due 12/07/04                                                                   17,971,000          17,912,302
--------------------------------------------------------------------------------------------------------------------------
Total U.S.Government Agency Obligations, at Amortized Cost and Value                                           $20,909,162
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.1%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$17,579,908 (secured by various U.S.Treasury and Federal Agency
obligations in a jointly traded account), at Cost                                          $17,579,000         $17,579,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                                $430,986,994
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 0.7%                                                                           2,880,264
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $433,867,258
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004

Strategic Income Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  STRATEGIC INCOME SERIES
--------------------------------------------------------------------------------------------------------------------------
BONDS - 96.0%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.9%
--------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                    $300,000            $310,500
--------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                               215,000             217,687
--------------------------------------------------------------------------------------------------------------------------
Emmis Operations Co., 6.875%, 2012                                                             110,000             114,125
--------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                        440,000             407,000
--------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                 200,000             215,000
--------------------------------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                                            60,000              53,100
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 1%, 2009                                                          360,000             308,700
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875%, 2011                                                                  200,000             220,500
--------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                375,000             393,750
--------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                                           295,000             313,438
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,553,800
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                                                    $200,000            $224,000
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                      130,000             136,500
--------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                                             200,000             222,500
--------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                            150,000             160,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $743,500
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                       $90,000             $65,887
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                       178,842             138,316
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $204,203
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
--------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008*                                                 $270,000                $338
--------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 7.5%
--------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045##                                                                $200,000            $166,795
--------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                                200,000             165,320
--------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2891%, 2026                                                      215,000             227,978
--------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                         360,000             379,632
--------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2030##                                            630,000             643,047
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2009                                               650,000             719,230
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                                               360,000             398,701
--------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                              14,500,000              61,922
--------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     265,000             268,516
--------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.8606%, 2032                                                   565,000             650,375
--------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          250,000             212,860
--------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1575%, 2023^^                                                    948,641             173,893
--------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.3571%, 2023^^##                                                   895,047             124,396
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.7385%, 2028^^                                 9,979,895             225,151
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                              150,000             170,811
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                         350,000             337,655
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                    180,000             198,351
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                    250,000             267,559
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5848%, 2014^^##                                            2,662,489             204,985
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                                                   250,000             264,042
--------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                                            740,000             711,649
--------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7.75%, 2027                                                  133,928             133,722
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,706,590
--------------------------------------------------------------------------------------------------------------------------
Automotive - 2.8%
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                       EUR 325,000            $484,770
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                   $271,000             265,724
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                            535,000             596,714
--------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                               362,000             383,383
--------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             205,000             217,663
--------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                     100,000              79,500
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                              76,000              86,830
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                 52,000              61,880
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                         255,000             290,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,467,164
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.2%
--------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                   $80,000             $87,400
--------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                                 340,000             340,000
--------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                                                  221,000             240,338
--------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                                                100,000             108,750
--------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                                                   130,000             130,650
--------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 4.75%, 2014##                                                EUR 236,000             301,134
--------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 3.9625%, 2049                                           $128,000             130,559
--------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                                             290,000             274,050
--------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                             120,000             133,052
--------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.37%, 2049##                              440,000             542,222
--------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                                                      507,000             527,280
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,815,435
--------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                    $205,000            $212,688
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.3%
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                              $398,000            $422,875
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                     405,000             314,888
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                   275,000             273,281
--------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                      322,000             352,619
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                              30,000              29,025
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                              185,000             197,025
--------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                 176,000             161,920
--------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                           245,000             312,386
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,064,019
--------------------------------------------------------------------------------------------------------------------------
Building - 0.8%
--------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                    $225,000            $254,812
--------------------------------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                                                 200,000             210,000
--------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 7.75%, 2014##                                              130,000             128,700
--------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                              75,000              82,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $676,387
--------------------------------------------------------------------------------------------------------------------------
Business Services - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                             $330,000            $358,050
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                               150,000             159,000
--------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                          280,000             280,000
--------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                      235,000             253,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,050,850
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.9%
--------------------------------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                                                   $250,000            $275,000
--------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                           190,000             216,600
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                      195,000             204,750
--------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                260,000             328,250
--------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 10.67%, 2013                                                    225,000             185,625
--------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                               200,000             224,000
--------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                    EUR 15,000              20,137
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.625%, 2007                                                           $200,000             217,750
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                           140,000             162,400
--------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                         105,000             111,300
--------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                               235,000             242,638
--------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                      425,000             369,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,558,200
--------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                    $259,000            $291,398
--------------------------------------------------------------------------------------------------------------------------
Construction - 0.2%
--------------------------------------------------------------------------------------------------------------------------
D.R.Horton, Inc., 8%, 2009                                                                    $185,000            $209,975
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                    $265,000            $285,656
--------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                   165,000             170,156
--------------------------------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                                                  192,000             194,640
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $650,452
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                         $250,000            $237,500
--------------------------------------------------------------------------------------------------------------------------
Containers - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                      $275,000            $306,625
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                    200,000             232,500
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 8.75%, 2008                                                        200,000             206,250
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                             160,000             174,000
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              290,000             308,850
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                        205,000             176,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,404,525
--------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.2%
--------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625%, 2012                                               $120,000            $132,000
--------------------------------------------------------------------------------------------------------------------------
Electronics - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                    $160,000            $163,600
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Agencies - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                              $352,000            $400,224
--------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027                                                                516,000             628,488
--------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                         190,000             229,578
--------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                          236,000             282,219
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,540,509
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 7.4%
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012                                                      $510,119            $472,498
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                         1,278,319           1,263,938
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024                                                      216,000             188,730
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                                          614,000             688,294
--------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                                                              200,000             197,500
--------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                              77,000              94,132
--------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                        370,000             406,690
--------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                58,000              60,900
--------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 4.5%, 2017                                                                   349,000             307,120
--------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 10.625%, 2025                                                          17,000              18,148
--------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                           513,000             623,295
--------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                                            529,000             450,711
--------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                  366,000             476,715
--------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                    394,000             560,465
--------------------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65%, 2013##                                                    237,000             237,000
--------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                141,000             158,978
--------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                              366,000             384,666
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,589,780
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                       $215,000            $235,425
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                            240,000             262,200
--------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                  520,000             554,150
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,051,775
--------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                $205,000            $223,466
--------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                                 126,000             133,875
--------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                      348,000             391,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $748,841
--------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.9%
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                           $223,000            $229,132
--------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                 140,000             144,550
--------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                   235,000             222,075
--------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                 185,000             223,074
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $818,831
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012                                                           $405,000            $433,350
--------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                  195,000             204,263
--------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                     55,000              61,325
--------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                                 180,000             213,324
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $912,262
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.3%, 2005                                                        $401,000            $414,032
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 9.25%, 2008                                                        450,000             450,000
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                         255,000             274,125
--------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                            300,000             353,250
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                                               90,000             100,575
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                              440,000             502,700
--------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                             115,000             129,950
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,224,632
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.3%
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                $400,000            $441,500
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                      150,000             153,750
--------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                         230,000             259,038
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                        250,000             282,813
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,137,101
--------------------------------------------------------------------------------------------------------------------------
Industrial - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                       $280,000            $308,000
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                          225,000             215,438
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                              30,000              32,175
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $555,613
--------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                                                     EUR 211,000            $275,060
--------------------------------------------------------------------------------------------------------------------------
International Market Agencies - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                                                EUR 311,000            $389,621
--------------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 16.8%
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007                                                      EUR 314,000            $401,532
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                      1,081,000           1,362,902
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                       389,000             527,682
--------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                                       AUD 308,000             237,539
--------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009 - 2010                                                    CAD 707,000             597,020
--------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                               23,000              19,163
--------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                                                  33,000              35,563
--------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                                        NZD 327,000             229,392
--------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                                        1,185,000             822,889
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                            EUR 353,000             448,124
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                                   195,000             261,068
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007                                                             DKK 1,338,000             249,866
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                                                 3,240,000             603,905
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013                                                                   356,000              63,405
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                        EUR 583,000             773,885
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                            736,000             934,696
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                     342,000             465,395
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                                  325,000             445,511
--------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                                726,000             969,410
--------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                                  166,000             222,444
--------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                                53,000              68,381
--------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                                               585,000             729,775
--------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                                  608,000             754,040
--------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                                542,000             708,098
--------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                                   408,000             522,866
--------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                             1,095,000           1,414,051
--------------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013                                                              260,000             358,744
--------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                                       GBP 104,000             202,308
--------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                            54,000             102,168
--------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                                              237,000             433,979
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $14,965,801
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.9%
--------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                                        $250,000            $270,000
--------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                          330,000             369,600
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                               185,000             213,213
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                     180,000             203,400
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                       125,000             140,000
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                      140,000             147,000
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                               390,000             375,375
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,718,588
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                         $250,000            $271,562
--------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                         164,000             193,395
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                            122,000             136,030
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $600,987
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                                             $35,000             $36,837
--------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                           30,000              31,875
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                             210,000             226,800
--------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                181,000             220,381
--------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                  130,000             148,850
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $664,743
--------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 5.5%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                                               $3,317,077          $3,404,689
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                                         615,306             645,866
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                           895,823             888,688
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,939,243
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
--------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                            $120,000            $132,300
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.5%
--------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                                 $60,000             $67,500
--------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                               385,000             453,826
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                 140,000             135,100
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                              265,000             265,662
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                  200,000             214,577
--------------------------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP, 8.5%, 2010                                                       216,000             251,370
--------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                   310,000             348,750
--------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                              440,000             482,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,219,685
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                      $250,000            $283,125
--------------------------------------------------------------------------------------------------------------------------
Oils - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                                              $221,000            $234,812
--------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                      130,000             144,625
--------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                              205,000             230,823
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $610,260
--------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                                                  $100,000             $99,000
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                 375,000             395,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $494,625
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                              $200,000            $230,000
--------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               283,000             332,525
--------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co.S.A., 8%, 2014##                                               EUR 155,000             188,812
--------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                                 $295,000             324,500
--------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                            265,000             273,613
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,349,450
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
--------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                               $230,000            $285,973
--------------------------------------------------------------------------------------------------------------------------
Retailers - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                 $370,000            $394,050
--------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                         130,000             133,250
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                     260,000             286,000
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                    185,000             189,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,002,925
--------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                  $300,000            $323,250
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                             $184,000            $208,380
--------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                          300,000             223,500
--------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 270,000             284,175
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                   270,000             282,825
--------------------------------------------------------------------------------------------------------------------------
Innova S.de R.L., 9.375%, 2013                                                                 100,000             108,750
--------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 10.95%, 2004                                                          130,000             131,300
--------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                        242,000             242,605
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375%, 2009                                                      300,000             317,625
--------------------------------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009                                                157,000             167,205
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                             220,000             217,800
--------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                  105,000             110,775
--------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                          110,000             114,538
--------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005##                                                          200,000             206,500
--------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                                             172,000             184,040
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,800,018
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.1%
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       $57,000             $62,700
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                           58,000              59,232
--------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                       264,000             341,241
--------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                165,000             180,675
--------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                              260,000             303,550
--------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                             289,000             303,130
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A, 5.625%, 2007                                                         EUR 235,000             308,568
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013##                                                           217,000             221,094
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                               $130,000             129,350
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,909,540
--------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
--------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                              $221,000            $216,580
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                                                        $267,000            $266,064
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                     249,476             243,770
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                     338,000             339,621
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                     630,000             645,825
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,495,280
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.8%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                                              $367,000            $381,164
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                                              201,656             221,152
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008                                                             1,435,000           1,441,783
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                                            1,183,814           1,332,669
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,376,768
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.4%
--------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                         $160,000            $180,400
--------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co.LLC, 8.25%, 2012##                                                  250,000             276,250
--------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                          424,000             495,455
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                   300,000             327,000
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                      220,000             151,800
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                   170,000             128,350
--------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                        331,000             350,860
--------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                   164,000             196,125
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                          190,000             214,700
--------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             271,000             302,505
--------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                     210,000             220,104
--------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                          165,000             173,250
--------------------------------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                                                75,000              84,711
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                   325,000             348,156
--------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008                                                                        60,000              64,950
--------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          393,000             419,528
--------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                              87,000              90,556
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                           180,000             193,275
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                             95,000             103,194
--------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                        460,000             483,610
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,804,779
--------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $81,550,408)                                                                     $85,580,569
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.Capital Trust II (Identified Cost, $130,803)                                       2,447            $127,929
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BOND - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010 (Identified Cost, $95,436)                           $100,000             $99,625
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                           $868,000            $868,000
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                      899,000             899,000
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                 $1,767,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $83,543,647)                                                               $87,575,123
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                            1,545,162
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $89,120,285
--------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security
^^ Interest only security.
## SEC Rule 144A restriction.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.
A list of abbreviations is shown below
AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
NZD = New Zealand Dollar
SEK = Swedish Krona

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

--------------------------------------------------------
United States                                      62.6%
--------------------------------------------------------
Germany                                             3.8%
--------------------------------------------------------
Brazil                                              3.0%
--------------------------------------------------------
Russia                                              3.0%
--------------------------------------------------------
France                                              2.4%
--------------------------------------------------------
Mexico                                              2.4%
--------------------------------------------------------
Ireland                                             2.0%
--------------------------------------------------------
Netherlands                                         2.0%
--------------------------------------------------------
Finland                                             1.7%
--------------------------------------------------------
Other                                              17.1%

Percentages are based on total net assets as of 9/30/04

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $83,882,162
                                                        -----------
Gross unrealized appreciation                            $4,333,700
                                                        -----------
Gross unrealized depreciation                              (640,739)
                                                        -----------
Net unrealized appreciation (depreciation)               $3,692,961
                                                        -----------

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts,and futures contracts.The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                             NET UNREALIZED
                                      CONTRACTS TO                                    CONTRACTS               APPRECIATION
SETTLEMENT DATE                      DELIVER/RECEIVE    IN EXCHANGE FOR               AT VALUE               (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------

SALES
-----
10/12/04                             AUD    281,463        $199,860                      $204,288                 $(4,428)
11/15/04                             CAD    176,089         135,000                       139,562                  (4,562)
11/16/04                             DKK  5,504,381         904,166                       919,108                 (14,942)
10/06/04 - 11/22/04                  EUR 10,608,649      12,966,544                    13,183,456                (216,912)
11/16/04                             GBP    402,685         729,834                       726,796                   3,038
10/12/04                             NZD  1,550,387         991,845                     1,050,161                 (58,316)
                                                        -----------------------------------------------------------------
                                                        $15,927,249                   $16,223,371               $(296,122)
                                                        =================================================================

PURCHASES
---------
10/06/04 - 11/22/04                  EUR  3,130,393      $3,859,439                    $3,890,684                 $31,245
11/16/04                             SEK  5,082,045         675,479                       697,283                  21,804
                                                        -----------------------------------------------------------------
                                                         $4,534,918                    $4,587,967                 $53,049
                                                        =================================================================

At September 30,2004,forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $6,920 with Merrill Lynch International.

At September 30,2004,the series had sufficient cash and/or securities to cover any commitments under these contracts.

FUTURES CONTRACTS
                                                                                                               Unrealized
                                                                                                              Appreciation
Description                          Expiration         Contracts                     Position                (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
U.S. 10-Yr.Treasury Notes            December 2004      53                            Short                      $(39,140)

At September 30,2004,the series had sufficient cash and/or securities to cover any margin requirements under these contracts.



(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors,Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004

Capital Appreciation Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 CAPITAL APPRECIATION SERIES
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 95.7%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                          154,400          $8,612,432
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                         461,100          $6,280,182
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                 44,400          $3,498,720
--------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                                    56,700           2,062,179
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,560,899
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                          100,400          $5,967,776
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.0%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           117,700          $6,056,842
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                308,903          13,628,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $19,685,642
--------------------------------------------------------------------------------------------------------------------------
Biotechnology - 6.3%
--------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   417,800         $23,680,904
--------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 175,800           9,565,278
--------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         181,100           6,769,518
--------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                          31,700           1,675,345
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $41,691,045
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.0%
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                    470,500          $6,031,810
--------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                             101,495           3,163,599
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                            493,600          13,939,264
--------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                            210,295           6,544,380
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             202,800           3,273,192
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $32,952,245
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                      137,170          $6,820,092
--------------------------------------------------------------------------------------------------------------------------
Business Services - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           199,300          $5,391,065
--------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                              99,600           4,429,212
--------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                 102,300           4,551,327
--------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP                                                                                   62,100           2,886,664
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $17,258,268
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.                                                                    78,400          $3,355,520
--------------------------------------------------------------------------------------------------------------------------
Computer Software - 6.7%
--------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   335,100          $7,315,233
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                913,600          25,261,040
--------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.*                                                                                 456,800           5,591,232
--------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        360,200           6,411,560
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $44,579,065
--------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.5%
--------------------------------------------------------------------------------------------------------------------------
Dell,  Inc.*                                                                                   376,200         $13,392,720
--------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                            144,000           2,700,000
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                          157,600          13,512,624
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $29,605,344
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         58,700          $1,668,841
--------------------------------------------------------------------------------------------------------------------------
Orbitz, Inc.*                                                                                  251,600           6,843,520
--------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                           263,000          14,233,560
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $22,745,921
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                            96,400          $5,966,196
--------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           299,100          10,043,778
--------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        219,500           6,729,870
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $22,739,844
--------------------------------------------------------------------------------------------------------------------------
Electronics - 4.1%
--------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                           112,300          $3,847,398
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           128,290           4,975,086
--------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                       233,800           3,855,362
--------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                 148,200           3,872,466
--------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                              149,200           1,314,452
--------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                        287,100           6,109,488
--------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                   120,900           3,264,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $27,238,552
--------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
--------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                      172,800          $7,280,064
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.1%
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  307,100         $14,940,415
--------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.                                                                                    175,100           5,238,992
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $20,179,407
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  76,900          $3,636,601
--------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                  183,600           3,965,760
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,602,361
--------------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                     214,100          $5,802,110
--------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   67,200           3,238,368
--------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   296,040          13,395,810
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $22,436,288
--------------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%
--------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             187,800         $12,768,522
--------------------------------------------------------------------------------------------------------------------------
St.Paul Travelers Cos., Inc.                                                                   164,100           5,425,146
--------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                            90,000           6,659,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $24,852,768
--------------------------------------------------------------------------------------------------------------------------
Internet - 4.1%
--------------------------------------------------------------------------------------------------------------------------
eBay,  Inc.*                                                                                    80,100          $7,364,394
--------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp*                                                                           619,600          13,643,592
--------------------------------------------------------------------------------------------------------------------------
Yahoo!,  Inc.*                                                                                 172,800           5,859,648
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $26,867,634
--------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                         141,500          $6,507,585
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                              124,600         $10,024,070
--------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                     59,800           3,791,918
--------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       74,400           6,931,848
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $20,747,836
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                             176,600          $5,663,562
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                       84,900           3,238,935
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $8,902,497
--------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 4.0%
--------------------------------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.*                                                                   196,700          $1,587,369
--------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                   60,800           4,015,232
--------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                289,700          15,035,430
--------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                         206,100           5,568,822
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $26,206,853
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                140,400          $3,154,788
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.5%
--------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            107,000          $3,279,550
--------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                    72,700           3,267,865
--------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                                      54,500           3,309,785
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,857,200
--------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                               47,700          $4,007,277
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 12.8%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            299,000         $12,665,640
--------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  18,100           1,313,155
--------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                143,800           5,900,992
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 77,600           4,659,880
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              473,200          26,655,356
--------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                   419,885          12,848,481
--------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                40,900           4,232,223
--------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          429,900          16,078,260
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $84,353,987
--------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                         126,300          $3,453,042
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                        87,600          $3,638,028
--------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.9%
--------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                              86,300          $4,680,912
--------------------------------------------------------------------------------------------------------------------------
CarMax, Inc.*                                                                                  169,800           3,659,190
--------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                              141,000           7,663,350
--------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                 115,900           3,290,401
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $19,293,853
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        246,413          $5,941,018
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           908,240         $16,439,144
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   324,350          $6,529,166
--------------------------------------------------------------------------------------------------------------------------
Trucking - 1.5%
--------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                    113,700          $9,742,953
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $599,632,911)                                                                  $633,086,576
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.3%
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                                $8,376,000          $8,376,000
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.2%
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.87%, dated 9/30/04, due 10/01/04, total to be received
$413,021 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account)                                                                  $413,000            $413,000
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$20,726,071 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account)                                                                20,725,000          20,725,000
--------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                                           $21,138,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $629,146,911)                                                             $662,600,576
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (0.2)%                                                                        (1,115,109)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $661,485,467
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                       $636,020,715
                                                     ------------
Gross unrealized appreciation                         $51,923,254
                                                     ------------
Gross unrealized depreciation                         (25,343,393)
                                                     ------------
Net unrealized appreciation (depreciation)            $26,579,861
                                                     ------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004

Emerging Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 EMERGING GROWTH SERIES
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.8%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
--------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                                                         80,120          $1,676,110
--------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                       41,270          $2,061,436
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                                    25,240          $1,070,681
--------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                 44,240           3,486,112
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,556,793
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.8%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            98,560          $5,071,898
--------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                             46,370           2,092,678
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,164,576
--------------------------------------------------------------------------------------------------------------------------
Biotechnology - 8.0%
--------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    67,970          $3,852,540
--------------------------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                                                  59,850           3,485,065
--------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                               60,900           2,428,083
--------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                35,070           1,838,369
--------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 126,090           6,860,557
--------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         179,100           6,694,758
--------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                          47,650           2,518,303
--------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                               123,040           2,916,048
--------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                  31,110           1,467,148
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $32,060,871
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 6.9%
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                   115,700          $1,483,274
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                     82,040           2,290,557
--------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                            156,610           4,873,703
--------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        50,260           2,650,210
--------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd., ADR                                                                             64,720           2,027,678
--------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                     125,680           7,800,958
--------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               58,440           1,961,246
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                104,820           2,363,691
--------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                            125,760           2,486,275
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $27,937,592
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                      139,580          $1,676,356
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       12,900           1,202,796
--------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                93,900           5,002,053
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,881,205
--------------------------------------------------------------------------------------------------------------------------
Business Services - 6.5%
--------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                   117,870          $4,780,807
--------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                                104,840           1,930,104
--------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                                                  31,380           1,921,711
--------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.^*                                                                            114,360           5,085,589
--------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                           101,550           5,615,715
--------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                  40,190           1,788,053
--------------------------------------------------------------------------------------------------------------------------
Paychex,  Inc.                                                                                  55,710           1,679,657
--------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                                 50,250           1,294,943
--------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP                                                                                   47,000           2,184,754
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $26,281,333
--------------------------------------------------------------------------------------------------------------------------
Computer Software - 8.0%
--------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                     91,860          $1,290,633
--------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   287,410           6,274,160
--------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                     123,800           4,318,144
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                179,850           4,972,853
--------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                263,600           3,226,464
--------------------------------------------------------------------------------------------------------------------------
SAP AG, ADR^                                                                                    35,930           1,399,474
--------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                 85,060           4,668,093
--------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        346,550           6,168,590
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $32,318,411
--------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                           58,190          $2,254,862
--------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    206,840           7,363,504
--------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                                     28,060             849,376
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $10,467,742
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                        29,630          $2,173,953
--------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                        118,030           3,355,593
--------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           15,000             677,700
--------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                         14,420           1,658,444
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,865,690
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        145,190          $4,451,525
--------------------------------------------------------------------------------------------------------------------------
Electronics - 2.1%
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            43,700          $1,694,686
--------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                              36,100             776,150
--------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                                100,160           2,617,181
--------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                             150,820           1,328,724
--------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.Ltd., GDR                                                                 3,000             594,000
--------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                     6,000             198,540
--------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                    51,400           1,387,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $8,597,081
--------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                             36,100          $1,001,414
--------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 2.1%
--------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       73,350          $3,090,235
--------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                   148,130           5,307,498
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $8,397,733
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.6%
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   47,490          $2,310,389
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                 105,650          $4,996,188
--------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.^                                                                      13,780             883,298
--------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                   49,520           1,780,244
--------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                  104,780           4,568,408
--------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                          48,160           1,237,230
--------------------------------------------------------------------------------------------------------------------------
Wynn Resorts Ltd.^*                                                                              5,000             258,450
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,723,818
--------------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                      90,740          $2,459,054
--------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    82,290           3,723,623
--------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A.de C.V                                                                  245,230             832,438
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,015,115
--------------------------------------------------------------------------------------------------------------------------
Internet - 5.0%
--------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     95,360          $8,767,398
--------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                          156,299           3,441,704
--------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  229,860           7,794,553
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $20,003,655
--------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          97,570          $4,487,244
--------------------------------------------------------------------------------------------------------------------------
Nintendo Co.Ltd                                                                                 12,300           1,508,269
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,995,513
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       41,080          $3,827,424
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                 63,850          $1,703,518
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                       98,230           3,747,474
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,450,992
--------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 13.1%
--------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                     33,140          $2,657,828
--------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                     126,340           4,063,094
--------------------------------------------------------------------------------------------------------------------------
C.R.Bard, Inc.                                                                                  35,920           2,034,150
--------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                   402,450           9,719,167
--------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                    60,040           3,118,478
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                        112,352           6,553,492
--------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                  108,220           7,146,849
--------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.^*                                                                              17,460             960,125
--------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                124,600           6,466,740
--------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                88,830           4,250,516
--------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                                   6,900             752,737
--------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                  116,780           5,149,998
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $52,873,174
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                                             6,600            $228,018
--------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                                              7,400             255,656
--------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 60,420           1,357,637
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,841,311
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 2.8%
--------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                 70,520          $3,695,953
--------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                           28,590           1,567,876
--------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             96,020           2,943,013
--------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                                      48,820           2,964,839
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $11,171,681
--------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.9%
--------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                      74,500            $859,730
--------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                               19,040           1,599,550
--------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                        48,300           1,110,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,570,180
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.2%
--------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                  61,630          $4,471,256
--------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC, ADR^*                                                                            81,160           1,899,144
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 27,330           1,641,167
--------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                            31,320             575,035
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              118,530           6,676,795
--------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                              165,420           6,457,997
--------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                     71,720           3,348,257
--------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                36,550           3,782,096
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $28,851,747
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                  38,650          $1,985,837
--------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"^*                                                                54,950             551,698
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,537,535
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%
--------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                             123,830          $2,989,256
--------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                      21,280             923,552
--------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                                                18,190             826,917
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,739,725
--------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                              11,400            $618,336
--------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.^*                                                                             26,600             909,720
--------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                 26,450             750,916
--------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                   35,550           1,060,101
--------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                   99,670           3,063,856
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,402,929
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.1%
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                                                        157,800          $1,205,592
--------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR                                                                 104,140           4,064,584
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.*                                                                   119,250           2,842,920
--------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                               275,180           3,775,470
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        188,894           4,554,234
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $16,442,800
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           191,711          $3,469,969
--------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                     193,710           3,647,559
--------------------------------------------------------------------------------------------------------------------------
Harris Corp.^                                                                                   36,120           1,984,433
--------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                         57,248           1,351,053
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $10,453,014
--------------------------------------------------------------------------------------------------------------------------
Trucking - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                   27,690          $1,431,573
--------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 4.0%
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                                    495,360          $7,603,776
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.^*                                                             220,160           3,275,981
--------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                             112,320           5,222,880
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $16,102,637
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $375,951,241)                                                                  $397,464,724
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                         $2,126,000          $2,126,000
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                    2,199,000           2,199,000
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                 $4,325,000
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.5%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   42,403,887         $42,403,887
--------------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $422,680,128)                                                            $444,193,611
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (10.4)%                                                                      (41,880,524)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $402,313,087
--------------------------------------------------------------------------------------------------------------------------

* Non-income producing security
+ Restricted security.
^ All or a portion of this security is on loan.
~ As of September 30, 2004, 1 security representing $228, 018 and less than 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                        $432,684,156
                                                      ------------
Gross unrealized appreciation                          $33,928,808
                                                      ------------
Gross unrealized depreciation                          (22,419,353)
                                                      ------------
Net unrealized appreciation                            $11,509,455
                                                      ------------

(2) RESTRICTED SECURITIES

The series may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale.At September 30, 2004, the series owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                            Date of     Share/Principal
Description               Acquisition       Amount          Cost         Value
-------------------------------------------------------------------------------
Aber Diamond Corp.        1/14/2004         6,600         $255,247     $228,018


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Managed Sectors Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004               MANAGED SECTORS SERIES
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
STOCKS - 98.3%
------------------------------------------------------------------------------------------------
Basic Materials - 0.5%
------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        13,200            $717,816
------------------------------------------------------------------------------------------------
Consumer Staples - 2.6%
------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                 14,600            $659,628
------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                  54,900           2,971,188
------------------------------------------------------------------------------------------------
                                                                                      $3,630,816
------------------------------------------------------------------------------------------------
Financial Services - 7.5%
------------------------------------------------------------------------------------------------
American Express Co.                                                  46,600          $2,398,036
------------------------------------------------------------------------------------------------
American International Group, Inc.                                    49,000           3,331,510
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       65,880           2,906,626
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              6,420             598,601
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                               19,700           1,220,021
------------------------------------------------------------------------------------------------
                                                                                     $10,454,794
------------------------------------------------------------------------------------------------
Healthcare - 29.8%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   70,380          $2,981,297
------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                          38,400           2,176,512
------------------------------------------------------------------------------------------------
C. R. Bard, Inc.                                                      47,900           2,712,577
------------------------------------------------------------------------------------------------
Celgene Corp.*                                                        13,600             791,928
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       36,100           2,167,805
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                27,800           1,621,574
------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                      36,500           1,913,330
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                        54,500           2,965,345
------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                86,400           3,229,632
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                    106,240           5,984,499
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                       77,500           4,022,250
------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                         148,850           4,554,810
------------------------------------------------------------------------------------------------
Waters Corp.*                                                         66,200           2,919,420
------------------------------------------------------------------------------------------------
Wyeth                                                                 95,100           3,556,740
------------------------------------------------------------------------------------------------
                                                                                     $41,597,719
------------------------------------------------------------------------------------------------
Industrial Goods & Services - 6.1%
------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                  25,100          $1,553,439
------------------------------------------------------------------------------------------------
General Electric Co.                                                  68,050           2,285,119
------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 61,000           3,402,580
------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                 22,400           1,318,464
------------------------------------------------------------------------------------------------
                                                                                      $8,559,602
------------------------------------------------------------------------------------------------
Leisure - 7.2%
------------------------------------------------------------------------------------------------
Carnival Corp.                                                        53,200          $2,515,828
------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                    32,180           1,003,051
------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                   64,830           1,830,799
------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                   120,770           1,949,228
------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                  33,600           1,062,096
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     51,990           1,744,784
------------------------------------------------------------------------------------------------
                                                                                     $10,105,786
------------------------------------------------------------------------------------------------
Miscellaneous - 2.4%
------------------------------------------------------------------------------------------------
Career Education Corp.*                                               19,900            $565,757
------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                         36,500           1,272,390
------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                   26,100           1,443,330
------------------------------------------------------------------------------------------------
                                                                                      $3,281,477
------------------------------------------------------------------------------------------------
Retail - 9.9%
------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                    34,900          $1,892,976
------------------------------------------------------------------------------------------------
CVS Corp.                                                             27,600           1,162,788
------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                         55,750           2,686,592
------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                     31,900           1,733,765
------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                       18,200           1,434,160
------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.*                                   7,900             166,295
------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                        38,200           1,084,498
------------------------------------------------------------------------------------------------
Reebok International Ltd.                                             30,200           1,108,944
------------------------------------------------------------------------------------------------
Target Corp.                                                          54,770           2,478,343
------------------------------------------------------------------------------------------------
                                                                                     $13,748,361
------------------------------------------------------------------------------------------------
Technology - 30.4%
------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                          22,300            $505,764
------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*                                           120,800           1,697,240
------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                  33,100           1,134,006
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                  49,710           1,927,754
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                 250,460           4,533,326
------------------------------------------------------------------------------------------------
Dell, Inc.*                                                           94,060           3,348,536
------------------------------------------------------------------------------------------------
eBay, Inc.*                                                           34,700           3,190,318
------------------------------------------------------------------------------------------------
Intel Corp.                                                           65,340           1,310,720
------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 44,340           3,801,712
------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                       17,680             747,687
------------------------------------------------------------------------------------------------
Microsoft Corp.                                                      239,780           6,629,917
------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                              43,800           1,007,400
------------------------------------------------------------------------------------------------
Oracle Corp.*                                                         63,730             718,874
------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        42,900           1,674,816
------------------------------------------------------------------------------------------------
Symantec Corp.*                                                       69,300           3,803,184
------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                               52,000           1,106,560
------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                              122,330           2,177,474
------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                         89,700           3,041,727
------------------------------------------------------------------------------------------------
                                                                                     $42,357,015
------------------------------------------------------------------------------------------------
Transportation - 1.3%
------------------------------------------------------------------------------------------------
FedEx Corp.                                                           21,300          $1,825,197
------------------------------------------------------------------------------------------------
Utilities & Communications - 0.6%
------------------------------------------------------------------------------------------------
Andrew Corp.*                                                         69,700            $853,128
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $125,861,996)                                        $137,131,711
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.6%
------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                               $1,074,000          $1,074,000
------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/1/04                           1,113,000           1,113,000
------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                       $2,187,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $128,048,996)                                   $139,318,711
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                    111,598
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $139,430,309
------------------------------------------------------------------------------------------------

* Non-income producing security.

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                             $128,385,691
                                           ------------
Gross unrealized appreciation               $13,955,081
                                           ------------
Gross unrealized depreciation                (3,022,061)
                                           ------------
Net unrealized appreciation (depreciation)  $10,933,020
                                           ------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Massachusetts Investors Trust Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                MASSACHUSETTS INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 99.9%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 4.5%
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                    387,510         $21,615,308
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                288,900          26,977,482
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $48,592,790
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.8%
--------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                165,800          $8,281,710
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%
--------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                    163,200          $9,700,608
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.5%
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                     338,200         $17,403,772
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                    492,700          21,348,691
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          304,780          13,446,894
--------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                              240,280           9,464,629
--------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                46,600           2,954,440
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                              168,700          11,005,988
--------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                 623,400          24,767,682
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                               309,900           7,809,480
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                        283,660          16,914,646
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $125,116,222
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.0%
--------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                             156,100          $8,847,748
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                           244,800          13,319,568
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $22,167,316
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.7%
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                      368,822         $10,415,533
--------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                     37,000             552,040
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                        317,250          10,646,910
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                          369,600           8,334,480
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $29,948,963
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.8%
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                112,620         $10,500,689
--------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                        159,300           8,485,911
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                229,420          11,406,762
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $30,393,362
--------------------------------------------------------------------------------------------------------------------
Business Services - 1.3%
--------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                     433,100         $11,715,355
--------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                             81,200           2,830,632
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $14,545,987
--------------------------------------------------------------------------------------------------------------------
Chemicals - 3.8%
--------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                         359,200         $16,228,656
--------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                           246,300          10,541,640
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                             218,200           7,946,844
--------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.^                                                                    104,290           6,390,891
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $41,108,031
--------------------------------------------------------------------------------------------------------------------
Computer Software - 4.1%
--------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                             278,600          $6,081,838
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          619,270          17,122,816
--------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                          1,052,000          11,866,560
--------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                          187,200           2,291,328
--------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                  412,890           7,349,442
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $44,711,984
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.4%
--------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                    229,800          $8,904,750
--------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                              479,500          17,070,200
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $25,974,950
--------------------------------------------------------------------------------------------------------------------
Construction - 0.9%
--------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                              288,100          $9,948,093
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.7%
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                    319,700         $14,444,046
--------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                     192,330          12,422,595
--------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                     238,500          12,907,620
--------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                    472,720          11,596,329
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $51,370,590
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.7%
--------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                     896,730         $30,112,193
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                  699,630          21,450,656
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $51,562,849
--------------------------------------------------------------------------------------------------------------------
Electronics - 1.0%
--------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                     281,600         $10,920,448
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.2%
--------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                             128,880          $5,967,144
--------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                       91,000           5,992,350
--------------------------------------------------------------------------------------------------------------------
Unocal Corp.^                                                                            283,290          12,181,470
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $24,140,964
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.1%
--------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                              543,022         $31,240,056
--------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                         131,810          13,467,028
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $44,707,084
--------------------------------------------------------------------------------------------------------------------
Entertainment - 1.1%
--------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                      433,400         $12,022,516
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
--------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                286,060         $12,051,708
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.6%
--------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                      256,900         $11,534,810
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                            333,940          16,246,181
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $27,780,991
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
--------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                           234,000         $11,065,860
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.5%
--------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                             359,800         $16,280,950
--------------------------------------------------------------------------------------------------------------------
Insurance - 2.7%
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                       369,697         $25,135,699
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                   76,630           4,745,696
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $29,881,395
--------------------------------------------------------------------------------------------------------------------
Internet - 1.7%
--------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                              107,600          $9,892,744
--------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                            268,000           9,087,880
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $18,980,624
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                   109,700          $5,045,103
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.5%
--------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                        160,800         $12,936,360
--------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                              142,600           9,042,266
--------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                 57,070           5,317,212
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $27,295,838
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
--------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                232,500          $8,869,875
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 4.0%
--------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                               368,140         $11,839,382
--------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                 127,700           5,073,521
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                            193,200          12,758,928
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                          220,600          11,449,140
--------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                            23,500           2,563,671
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $43,684,642
--------------------------------------------------------------------------------------------------------------------
Oil Services - 2.9%
--------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                          384,750         $12,962,228
--------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                             292,390          13,142,931
--------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                         76,160           5,126,330
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $31,231,489
--------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.2%
--------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                               505,300          $5,831,162
--------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                         88,300           7,418,083
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $13,249,245
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.5%
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                      301,600         $12,775,776
--------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                           92,500           6,710,875
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                          168,800          10,136,440
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                        765,770          43,135,824
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                         112,900          11,682,589
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    211,920           7,925,808
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $92,367,312
--------------------------------------------------------------------------------------------------------------------
Restaurants - 0.4%
--------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                       198,900          $4,801,446
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
--------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                            261,880         $11,192,751
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.9%
--------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                484,900          $9,067,630
--------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                           510,120          11,243,045
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $20,310,675
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                  600,878         $14,487,169
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.3%
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                   1,229,840         $22,260,102
--------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                                   450,500          14,073,620
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $36,333,722
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 1.1%
--------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                             588,480         $11,846,102
--------------------------------------------------------------------------------------------------------------------
Trucking - 2.4%
--------------------------------------------------------------------------------------------------------------------
FedEx Corp.^                                                                             131,290         $11,250,240
--------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                         195,650          14,853,748
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $26,103,988
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.0%
--------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                                165,770         $10,816,493
--------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                             44,400           2,691,084
--------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                             213,980           7,850,926
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $21,358,503
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,007,146,261)                                                        $1,089,433,855
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.7%
--------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                   $3,758,000          $3,758,000
--------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                              3,884,000           3,884,000
--------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                           $7,642,000
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.3%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value             46,321,623         $46,321,623
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,061,109,884)                                                   $1,143,397,478
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.9)%                                                                  (53,021,736)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                   $1,090,375,742
--------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $1,094,785,922
                                                --------------
Gross unrealized appreciation                      $71,184,109
                                                --------------
Gross unrealized depreciation                      (22,572,553)
                                                --------------
Net unrealized appreciation (depreciation)         $48,611,556
                                                --------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004

Research Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 RESEARCH SERIES
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.5%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                          109,680          $6,117,950
--------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                       43,510          $2,173,324
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                     116,970          $4,295,138
--------------------------------------------------------------------------------------------------------------------------
Automotive - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                                          85,210          $5,064,882
--------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                  55,830           4,135,886
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,200,768
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.7%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           223,300         $11,491,018
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                          213,370           9,245,322
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                271,988          12,000,111
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     74,830           4,881,909
--------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                             59,030           2,664,024
--------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                     217,240           5,474,448
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $45,756,832
--------------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.4%
--------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    41,020          $2,325,014
--------------------------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                                                  20,670           1,203,614
--------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 144,890           7,883,465
--------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          82,260           3,074,879
--------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                               143,730           3,406,401
--------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                  21,230           1,001,207
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $18,894,580
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                            147,720          $4,171,613
--------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc.^*                                                                           92,890           1,336,687
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,508,300
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 6.0%
--------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                       247,630         $13,807,849
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       75,080           7,000,459
--------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                               91,695           4,884,593
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $25,692,901
--------------------------------------------------------------------------------------------------------------------------
Business Services - 3.7%
--------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           134,510          $3,638,496
--------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.^*                                                                               161,080           2,965,483
--------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                  116,970           4,077,574
--------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            92,110           5,093,683
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $15,775,236
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.6%
--------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.                                                                    98,300          $4,207,240
--------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                   186,900           6,806,898
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $11,014,138
--------------------------------------------------------------------------------------------------------------------------
Computer Software - 4.6%
--------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   286,160          $6,246,873
--------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.^                                                        79,670           2,095,321
--------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                     59,100           2,061,408
--------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  415,260           4,684,133
--------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                106,820           1,307,477
--------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        179,250           3,190,650
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $19,585,862
--------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    109,790          $3,908,524
--------------------------------------------------------------------------------------------------------------------------
Construction - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                    107,270          $3,704,033
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
--------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         73,740          $2,096,428
--------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           86,830           3,922,979
--------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                            62,370           4,028,478
--------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                        185,030           3,708,001
--------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            20,140           1,089,977
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $14,845,863
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.1%
--------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     60,720          $3,582,480
--------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           413,430          13,882,979
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $17,465,459
--------------------------------------------------------------------------------------------------------------------------
Electronics - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            58,900          $2,284,142
--------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                             135,290           2,908,735
--------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  86,370           2,256,848
--------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                    76,900           2,076,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,526,025
--------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.9%
--------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                         481,130          $4,598,146
--------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                  19,500           1,615,575
--------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                               72,500           3,503,925
--------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                 68,280           6,976,168
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $16,693,814
--------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.7%
--------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       50,060          $2,109,028
--------------------------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                                     65,810           1,021,371
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,130,399
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.2%
--------------------------------------------------------------------------------------------------------------------------
Coolbrands International, Inc.*                                                                227,200          $1,666,812
--------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                             80,700           3,623,430
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  166,340           8,092,441
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,382,683
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                 124,840          $5,903,684
--------------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.2%
--------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                  153,290          $7,387,045
--------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   140,080           6,338,620
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,725,665
--------------------------------------------------------------------------------------------------------------------------
Insurance - 3.6%
--------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             137,850          $9,372,422
--------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                  152,290           5,886,009
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $15,258,431
--------------------------------------------------------------------------------------------------------------------------
Internet - 2.1%
--------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     23,840          $2,191,850
--------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  203,590           6,903,737
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,095,587
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                               26,950          $2,168,128
--------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                     35,130           2,227,593
--------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                      61,200           2,112,459
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,508,180
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.0%
--------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                                  91,010          $2,480,022
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                      107,450           4,099,217
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                        560,510           6,047,903
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,627,142
--------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                              86,230          $1,764,266
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                287,060          $6,450,238
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
--------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                 104,730          $2,200,377
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 4.1%
--------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            161,835          $4,960,243
--------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                131,550           4,431,920
--------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                   119,030           5,350,399
--------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                     136,250           2,696,388
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $17,438,950
--------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                       134,000          $3,082,000
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            104,510          $4,427,044
--------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC, ADR^*                                                                            45,120           1,055,808
--------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                           122,640           2,251,670
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              177,360           9,990,689
--------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                               54,620           2,132,365
--------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          163,190           6,103,306
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $25,960,882
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                    129,900          $5,405,139
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                      32,400          $1,406,160
--------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                         236,340          $5,308,196
--------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      110,690          $2,069,903
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        163,677          $3,946,252
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.4%
--------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                    30,630            $694,688
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           452,990           8,199,119
--------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                                          44,140           1,378,934
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $10,272,741
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
--------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   376,845          $7,585,890
--------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    58,930           2,320,663
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,906,553
--------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              67,110          $3,156,854
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                    64,980          $2,384,116
--------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                       48,650           2,295,307
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,679,423
--------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.7%
--------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                                             62,130          $2,889,045
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $399,963,977)                                                                  $415,727,497
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.4%
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                                $1,638,000          $1,638,000
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$6, 800, 351 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                       $6,800,000          $6,800,000
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 8.7%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   37,219,693         $37,219,693
--------------------------------------------------------------------------------------------------------------------------
Total Investments
--------------------------------------------------------------------------------------------------------------------------
(Identified Cost, $445,621,670)                                                                               $461,385,190
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (8.2)%                                                                       (35,098,819)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $426,286,371
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                     $449,457,201
                                                   ------------
Gross unrealized appreciation                       $29,185,283
                                                   ------------
Gross unrealized depreciation                       (17,257,294)
                                                   ------------
Net unrealized appreciation                         $11,927,989
                                                   ------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

MFS /SUN LIFE SERIES TRUST (R)

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Total Return Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004               TOTAL RETURN SERIES
--------------------------------------------------------------------------------------------------------------------

STOCKS - 59.4%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 1.8%
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                             28,400          $1,018,424
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                    427,800          23,862,684
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.^                                                                   96,000           5,119,680
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                 54,000           5,042,520
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $35,043,308
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%
--------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                   173,300          $2,360,346
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
--------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                 53,900          $2,692,305
--------------------------------------------------------------------------------------------------------------------
Diageo PLC*                                                                              131,200           1,640,140
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,332,445
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                            23,500          $1,740,880
--------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                        47,000           1,804,239
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,545,119
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.5%
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                     159,900          $8,228,454
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                    834,366          36,153,079
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          880,233          38,835,880
--------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                               122,000           7,734,800
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                              169,120          11,033,389
--------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                 578,504          22,983,964
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                               233,100           5,874,120
--------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                       320,000          17,312,000
--------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                     215,700          15,187,437
--------------------------------------------------------------------------------------------------------------------
U. S. Bancorp                                                                            161,209           4,658,940
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $168,002,063
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                            34,000          $1,849,940
--------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                         142,900           3,386,730
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,236,670
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.7%
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                              881,050         $24,598,916
--------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                            44,400           1,470,972
--------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.*                                                                         106,550           2,255,664
--------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                  12,900             680,217
--------------------------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR                                                                     113,600           3,559,088
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                        94,200           1,520,388
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                        894,518          30,020,024
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                          458,100          10,330,155
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $74,435,424
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.0%
--------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                                                 56,000          $3,122,560
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                 88,200           8,223,768
--------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                   766,400         $21,221,616
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                400,300          19,902,916
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                           156,000           7,690,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $60,161,660
--------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
--------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                     174,930          $4,731,857
--------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                             48,200           1,680,252
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,412,109
--------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%
--------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                         144,800          $6,542,064
--------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                           343,300          14,693,240
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                             143,400           5,222,628
--------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                     151,200           9,265,536
--------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                               32,900           3,140,497
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $38,863,965
--------------------------------------------------------------------------------------------------------------------
Computer Software - 1.8%
--------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.^*                                                           123,000          $1,603,920
--------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.^                                                 339,800           8,936,740
--------------------------------------------------------------------------------------------------------------------
McAfee, Inc.^*                                                                           116,360           2,338,836
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          827,300          22,874,845
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $35,754,341
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                      314,100          $5,889,375
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     21,400           1,834,836
--------------------------------------------------------------------------------------------------------------------
Xerox Corp.^*                                                                            131,200           1,847,296
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,571,507
--------------------------------------------------------------------------------------------------------------------
Construction - 0.3%
--------------------------------------------------------------------------------------------------------------------
Masco Corp.^                                                                             168,600          $5,821,758
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.1%
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                     73,200          $3,307,176
--------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                     173,200          11,186,988
--------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                  353,100           7,076,124
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $21,570,288
--------------------------------------------------------------------------------------------------------------------
Containers - 0.8%
--------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                    680,500         $10,888,000
--------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                           271,900           5,266,703
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $16,154,703
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
--------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                               38,300          $2,259,700
--------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                      70,500           4,363,245
--------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                     660,700          22,186,306
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                  137,500           4,215,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $33,025,001
--------------------------------------------------------------------------------------------------------------------
Electronics - 0.1%
--------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                      15,000            $581,700
--------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                  39,600           1,052,964
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,634,664
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
--------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                       170,910         $12,136,319
--------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                              90,100           4,171,630
--------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                       28,500           1,876,725
--------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                             133,500           5,740,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $23,925,174
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.8%
--------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                              369,420         $21,252,733
--------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                           100,100           8,293,285
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                        358,496          17,326,112
--------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                          84,300           8,612,931
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $55,485,061
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
--------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                        1,288,000          $4,533,760
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.5%
--------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                               448,545          $7,616,294
--------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                      269,300          12,091,570
--------------------------------------------------------------------------------------------------------------------
H. J. Heinz Co.                                                                          157,100           5,658,742
--------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                              138,100           5,891,346
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                            200,600           9,759,190
--------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                           342,700           7,834,122
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $48,851,264
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
--------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                           172,900          $6,603,051
--------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                  198,400           8,017,344
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $14,620,395
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
--------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.^                                                                     162,500          $3,061,500
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.1%
--------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                86,500          $2,344,150
--------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%
--------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                               42,200          $1,654,662
--------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                           331,810          15,923,562
--------------------------------------------------------------------------------------------------------------------
Chubb Corp.^                                                                              26,500           1,862,420
--------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                           395,400           6,982,764
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                  192,040          11,893,037
--------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                               15,700             718,432
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                            264,890          10,237,999
--------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                            180,158           5,956,023
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $55,228,899
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
--------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                              52,800            $992,640
--------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                             467,400           8,473,962
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,466,602
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
--------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                         48,900          $3,934,005
--------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                               42,700           2,756,285
--------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                               63,500           4,026,535
--------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A"                                                              47,600           3,235,372
--------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.^                                                                72,700           4,365,635
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $18,317,832
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
--------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                            171,500          $4,673,375
--------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                 66,700           2,544,605
--------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.^*                                                                  31,400             932,894
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                 745,600           8,045,024
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $16,195,898
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.1%
--------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                58,550          $1,882,968
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                             10,800             713,232
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,596,200
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
--------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                         294,500          $3,102,651
--------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                          416,200           9,352,011
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $12,454,662
--------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
--------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.^                                                                      84,600          $2,603,142
--------------------------------------------------------------------------------------------------------------------
KeySpan Corp.^                                                                            39,600           1,552,320
--------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co. ^                                                                   43,600           1,235,188
--------------------------------------------------------------------------------------------------------------------
NiSource, Inc.^                                                                          133,419           2,803,133
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,193,783
--------------------------------------------------------------------------------------------------------------------
Oil Services - 2.9%
--------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                          112,500          $5,896,125
--------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                    154,480           8,471,683
--------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                      603,900          18,509,535
--------------------------------------------------------------------------------------------------------------------
Noble Corp.^*                                                                            500,700          22,506,465
--------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                         27,800           1,871,218
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $57,255,026
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                      347,800         $14,732,808
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                           17,300           1,038,865
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                        485,000          27,320,050
--------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                        406,200          13,404,600
--------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                               59,000           2,754,422
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                              83,800          $2,564,280
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                          67,200           6,953,676
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    589,200          22,036,080
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $90,804,781
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
--------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                        781,900          $6,870,540
--------------------------------------------------------------------------------------------------------------------
Tribune Co. ^                                                                            104,900           4,316,635
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,187,175
--------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
--------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                        89,500          $3,428,745
--------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                       45,600           2,672,160
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,100,905
--------------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
--------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                          79,700          $2,233,991
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                           132,250          $7,191,755
--------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co. ^                                                                   98,030           2,201,754
--------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                             17,900             765,046
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $10,158,555
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
--------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                639,200         $11,953,040
--------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                         159,300           6,244,560
--------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                           271,000           5,972,840
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $24,170,440
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.8%
--------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                       1,204,800         $16,529,856
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                  832,539          20,072,515
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $36,602,371
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.6%
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                     162,800          $2,946,680
--------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                 2,719,200           9,245,280
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $12,191,960
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.8%
--------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                 140,446          $3,644,574
--------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                           1,896,900          38,184,597
--------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                             868,212          34,190,189
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $76,019,360
--------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
--------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                       285,900         $13,448,736
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.1%
--------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                         2,249,420          $6,523,318
--------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                             99,800           3,952,080
--------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                  73,600           4,802,400
--------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                         77,300           1,946,414
--------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                            142,000           8,606,620
--------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                             118,880          $4,361,707
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                         25,200           1,035,216
--------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                102,200           4,821,796
--------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                               137,800           6,603,376
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $42,652,927
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,084,937,506)                                                        $1,180,026,778
--------------------------------------------------------------------------------------------------------------------
BONDS - 38.1%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
--------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                              $1,950,000          $2,172,339
--------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                       3,252,000           3,640,575
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                    2,738,000           3,371,373
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,184,287
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
--------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2019                                              $2,378,448          $2,226,320
--------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                                               1,440,312           1,421,604
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,647,924
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.1%
--------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                      $2,541,000          $2,649,361
--------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.9%
--------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                 $2,195,000          $2,177,537
--------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                          1,423,225           1,502,441
--------------------------------------------------------------------------------------------------------------------
Beneficial Home Equity Loan Trust, 1.96%, 2037                                         1,559,910           1,549,830
--------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                                              341,453             336,758
--------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                213,609             212,107
--------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                  1,272,000           1,340,028
--------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                                       1,630,000           1,773,308
--------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                            1,750,000           1,784,155
--------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                2,893,000           3,160,724
--------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                 790,592             859,677
--------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                       4,743,000           4,998,669
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                                         800,000             886,003
--------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                1,998,657           2,154,560
--------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                590,549             630,518
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                 886,538             963,400
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                       606,264             652,652
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                       665,247             717,853
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                   1,752,772           1,793,810
--------------------------------------------------------------------------------------------------------------------
J. P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                           1,179,000           1,275,601
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                      782,470             833,819
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.626%, 2030##^^                                      76,083,335           1,871,855
--------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                           2,846,114           3,078,560
--------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                       529,983             587,133
--------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7%, 2028                                              $411,939            $411,371
--------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                    982,466             967,505
--------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, 6%, 2016                                        242,624             242,187
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $36,762,061
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.8%
--------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N. A. Holdings Corp., 8%, 2010                                          $678,000            $788,277
--------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N. A. Holdings Corp., 6.5%, 2013                                       3,649,000           3,959,201
--------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                            2,274,000           2,229,725
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.5%, 2007                                                        810,000             857,937
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                    1,726,000           1,925,101
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                                    1,165,000           1,266,951
--------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                           1,644,000           1,755,307
--------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                         707,000             748,761
--------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                     1,395,000           1,481,172
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $15,012,432
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.0%
--------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2049                                          $1,558,000          $2,102,527
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                      2,792,000           3,253,922
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                                            4,439,686           4,445,209
--------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049##                                                  977,000           1,032,939
--------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44%, 2049##                                                      135,000             155,698
--------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                               1,839,000           1,873,535
--------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                                     1,490,000           1,519,791
--------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%, 2049##                                                  3,128,000           3,471,601
--------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2%, 2049##                                     1,509,000           1,859,574
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                              500,000             511,120
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $20,225,916
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.3%
--------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                         $4,805,000          $5,626,938
--------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                                           335,000             434,773
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,061,711
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.7%
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                  $2,447,000          $2,527,753
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.5%, 2012                                     2,125,000           2,360,682
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                  2,453,000           2,592,031
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.75%, 2005                                            1,583,000           1,607,381
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                            1,405,000           1,583,906
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                   807,000             834,757
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                1,530,000           1,714,448
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $13,220,958
--------------------------------------------------------------------------------------------------------------------
Building - 0.1%
--------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                  $1,847,000          $2,104,965
--------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%
--------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                         $1,416,000          $1,511,287
--------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
--------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                          $1,780,000          $1,942,042
--------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.1%
--------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                           $1,280,000          $1,364,289
--------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                               818,000             881,762
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,246,051
--------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
--------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                             $1,817,000          $1,977,098
--------------------------------------------------------------------------------------------------------------------
Emerging Market Agencies - 0.2%
--------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                      $2,632,000          $2,868,880
--------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                         316,000             359,292
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,228,172
--------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.1%
--------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                     $726,000            $833,085
--------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                          513,000             578,408
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,411,493
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
--------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U. L. C.,6.875%, 2011                                           $1,456,000          $1,642,757
--------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                951,000           1,007,176
--------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                            761,000             810,978
--------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                               915,000             954,861
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,415,772
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0%
--------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                          $578,000            $630,065
--------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                            $643,000            $677,703
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                          1,132,000           1,247,198
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,924,901
--------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.5%
--------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657%, 2049##                                             $1,476,000          $1,714,734
--------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                                             3,643,000           3,758,571
--------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                              904,000           1,031,461
--------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                    1,394,000           1,397,169
--------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                1,702,000           1,771,409
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,673,344
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.2%
--------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U. S. Finance, 5.125%, 2013##                                       $2,627,000          $2,667,634
--------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                         1,079,000           1,178,834
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,846,468
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
--------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                          $915,000            $953,637
--------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012##                                                        2,123,000           2,380,700
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,334,337
--------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%
--------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                  $2,804,000          $3,001,149
--------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc, 7.6%, 2005##                                                      3,135,000           3,246,352
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                              2,610,000           2,806,661
--------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                 3,295,000           3,297,837
--------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                 1,544,000           1,715,816
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $14,067,815
--------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.2%
--------------------------------------------------------------------------------------------------------------------
Allstate Corp., 6.125%, 2032                                                          $1,617,000          $1,674,656
--------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                 1,110,000           1,133,223
--------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                               283,000             292,156
--------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                                          736,000             754,078
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,854,113
--------------------------------------------------------------------------------------------------------------------
International Market Agencies - 0.2%
--------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                              $2,256,000          $2,527,889
--------------------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 4.25%, 2005                                           1,600,000           1,617,472
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,145,361
--------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 0.2%
--------------------------------------------------------------------------------------------------------------------
Republic of Italy, 4.625%, 2005                                                       $3,119,000          $3,172,313
--------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                            981,000             946,598
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,118,911
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
--------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                  $550,000            $644,702
--------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                 2,004,000           2,163,845
--------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.25%, 2013                                                                   580,000             597,823
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,406,370
--------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 14.0%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                              $5,090,000          $5,423,245
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2034                                                           45,771,505          47,632,100
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                               1,780,000           1,770,688
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2034                                                         71,476,165          72,884,195
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2019                                                          9,158,526           9,149,428
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2019                                                           17,255,728          17,568,039
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                                         21,937,127          23,033,138
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                          2,220,959           2,380,740
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2033                                                          16,826,405          16,883,688
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2018 - 2019                                                        12,795,278          12,783,366
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2034                                                        16,585,456          16,853,545
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2023 - 2034                                                          14,072,892          14,574,274
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034                                                                3,636,620           3,818,841
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2024 - 2028                                                             18,647              20,147
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2034                                                          2,793,759           2,952,665
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2032                                                                     134,121             143,058
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2034                                                           13,936,933          14,469,439
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033                                                                14,268,649          14,546,080
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2034 TBA                                                               1,490,000           1,481,618
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $278,368,294
--------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
--------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                        $812,000            $957,161
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                            740,000             824,281
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                           1,373,000           1,558,415
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                            980,000           1,160,034
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,499,891
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
--------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                     $1,226,000          $1,250,838
--------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
--------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                  $3,703,000          $4,274,358
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
--------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                               $2,533,000          $2,955,636
--------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
--------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                       $369,000            $357,907
--------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                           1,238,000           1,362,058
--------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                  1,069,000           1,156,126
--------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                     3,304,000           3,466,464
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,342,555
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0%
--------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                               $903,000            $958,898
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.0%
--------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                                           $1,609,000          $1,634,390
--------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                                                1,645,000           1,764,263
--------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V.,8.75%, 2030                               1,479,000           1,911,723
--------------------------------------------------------------------------------------------------------------------
France Telecom S.A.,8.5%, 2011                                                           816,000             976,817
--------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013##                                                  1,321,000           1,372,053
--------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6%, 2007                                                         1,200,000           1,270,219
--------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                     2,338,000           2,452,312
--------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                    510,000             597,587
--------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                       823,000             803,870
--------------------------------------------------------------------------------------------------------------------
Telecom Italia S. p. A.,5.25%, 2013##                                                  1,504,000           1,532,376
--------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                   1,716,000           1,805,759
--------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                   4,213,000           4,684,995
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $20,806,364
--------------------------------------------------------------------------------------------------------------------
U. S. Government Agencies - 4.5%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                                                $3,472,000          $3,459,827
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                               12,269,000          12,933,931
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                                       20,829,000          23,551,830
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                                                     784,000             865,745
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2014                                                               2,913,000           2,967,406
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                                   3,325,000           3,331,022
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.25%, 2014                                                   $3,800,000          $3,983,137
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                  9,270,000           9,610,580
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                                              2,198,000           2,195,754
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2006                                                                7,104,000           7,443,934
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                             10,686,000          10,946,386
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                               441,240             434,014
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                             1,175,000           1,180,635
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                             1,561,000           1,570,268
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                             1,920,000           1,968,230
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                             2,777,000           2,892,583
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $89,335,282
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Obligations - 7.5%
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 8%, 2021                                                          $320,000            $439,862
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 6.25%, 2023                                                     22,630,000          26,425,820
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 5.375%, 2031                                                     7,810,000           8,366,463
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 1.25%, 2005                                                      3,404,000           3,386,449
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 6.5%, 2005                                                       3,354,000           3,445,189
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 6.875%, 2006                                                     6,270,000           6,709,878
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 7%, 2006                                                        28,864,000          31,109,966
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 5.5%, 2008                                                       7,085,000           7,652,353
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4.75%, 2008 - 2014                                              31,473,000          33,257,693
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4.25%, 2010                                                      6,614,075           7,676,203
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 3%, 2012                                                        10,221,625          11,318,457
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4.375%, 2012                                                     1,778,000           1,833,008
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4%, 2012                                                         1,910,000           1,919,252
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 3.875%, 2013                                                     4,862,000           4,831,613
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $148,372,206
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.2%
--------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                           $1,827,000          $2,062,117
--------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                 1,500,000           1,694,637
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                         1,417,000           1,545,763
--------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                            1,030,000           1,013,832
--------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                            535,000             564,833
--------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                  2,762,000           3,072,463
--------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                                                  942,000           1,010,853
--------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                         999,086           1,064,616
--------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                  2,032,000           2,288,794
--------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                              697,000             780,678
--------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                             918,000           1,175,552
--------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                 1,145,000           1,136,488
--------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                      1,128,000           1,273,590
--------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.85%, 2012                                                     1,314,000           1,467,626
--------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                          1,116,000           1,126,635
--------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                               1,019,000           1,150,536
--------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                         2,089,918           2,366,017
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $24,795,030
--------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $737,444,482)                                                             $756,562,567
--------------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.8%
--------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                         $15,481,000         $15,481,000
--------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 1.6%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                                           31,002,688         $31,002,668
--------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.6%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, dated 9/30/04, due 10/01/04, total
to be received $ 32,802,695 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                     $32,801,000         $32,801,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,901,666,656)                                                   $2,015,874,013
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.5)%                                                                  (29,039,811)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                   $1,986,834,202
--------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
## SEC Rule 144A restriction.
 ^ All or a portion of this security is on loan.
^^ Interest Only Security.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $1,927,205,658
                                                --------------
Gross unrealized appreciation                     $120,324,649
                                                --------------
Gross unrealized depreciation                      (31,656,294)
                                                --------------
Net unrealized appreciation (depreciation)         $88,668,355
                                                --------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004

Utilities Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 UTILITIES SERIES
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 90.4%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 15.5%
--------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"^*                                                               179,400          $3,638,228
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                    186,800           2,394,776
--------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                              85,200           2,655,684
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                             13,100             369,944
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                    275,200           7,683,584
--------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                                  58,100           1,924,853
--------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                          119,400           1,781,448
--------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.*                                                                                84,490           1,788,653
--------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                             93,000           2,894,160
--------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        81,600           4,302,768
--------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd., ADR                                                                            153,400           4,806,022
--------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                      24,600           1,526,922
--------------------------------------------------------------------------------------------------------------------------
R.H.Donnelley Corp.*                                                                            18,200             898,352
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                           26,900             384,401
--------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc.*                                                                     7,800             158,307
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             126,100           2,035,254
--------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A.de C.V., ADR^                                                                    365,900           3,702,908
--------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              151,700           5,091,052
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 70,300           1,585,265
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $49,622,581
--------------------------------------------------------------------------------------------------------------------------
Business Services - 0.5%
--------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP                                                                                   35,400          $1,645,538
--------------------------------------------------------------------------------------------------------------------------
Conglomerates - 1.8%
--------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                         78,800          $5,818,137
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                               2,100            $149,121
--------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                    25,600           1,184,725
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                                              103,000           2,774,820
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,108,666
--------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.6%
--------------------------------------------------------------------------------------------------------------------------
CPFL Energia S.A.*                                                                             112,850          $1,972,618
--------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                             79,200          $2,197,008
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 9.2%
--------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                            192,300          $5,917,071
--------------------------------------------------------------------------------------------------------------------------
Energen Corp.^                                                                                   3,000             154,650
--------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                       89,000           4,833,590
--------------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                                                      179,350           4,722,286
--------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                 114,900           2,414,049
--------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                    124,200           3,231,684
--------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                   37,500           1,718,250
--------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                  118,400           4,284,896
--------------------------------------------------------------------------------------------------------------------------
Snam Rete Gas S.p.A                                                                            224,000           1,083,101
--------------------------------------------------------------------------------------------------------------------------
Southern Union Co.                                                                              53,100           1,088,550
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $29,448,127
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 4.1%
--------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                  188,100          $1,728,639
--------------------------------------------------------------------------------------------------------------------------
Enagas S.A                                                                                     556,174           6,657,455
--------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                             77,470           4,866,665
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,252,759
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 4.4%
--------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                           19,100          $1,047,444
--------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             54,600           1,673,490
--------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                180,600           6,084,414
--------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                    49,800           2,238,510
--------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                     145,100           2,871,529
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,915,387
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 7.2%
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                                                        175,570          $1,341,355
--------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR                                                                 209,600           8,180,688
--------------------------------------------------------------------------------------------------------------------------
Rogers Wireless Communications, Inc.*                                                           20,200             633,788
--------------------------------------------------------------------------------------------------------------------------
SK Telecom Co.Ltd                                                                                7,730           1,178,129
--------------------------------------------------------------------------------------------------------------------------
SK Telecom Co.Ltd., ADR^                                                                       134,200           2,610,190
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           3,755,760           8,998,941
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $22,943,091
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 12.2%
--------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                                                         97,600          $3,162,240
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                    346,800           4,643,652
--------------------------------------------------------------------------------------------------------------------------
Completel Europe N.V.*                                                                           8,693             279,212
--------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                            242,600           4,505,185
--------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                                          535,700           1,488,702
--------------------------------------------------------------------------------------------------------------------------
KT Freetel Co.Ltd                                                                              127,300           2,061,785
--------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                  436,300           3,270,196
--------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                        94,400           2,449,680
--------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   309,350           6,227,216
--------------------------------------------------------------------------------------------------------------------------
Telecom Corp.of New Zealand Ltd.                                                               780,321           3,117,987
--------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                 337,100           5,049,136
--------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    65,450           2,577,421
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $38,832,412
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 32.0%
--------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                     726,800          $7,260,732
--------------------------------------------------------------------------------------------------------------------------
AWG PLC                                                                                        155,600           1,931,070
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                  87,110             252,619
--------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                  139,600           5,528,160
--------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                               141,700           5,645,328
--------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                                       84,100           5,487,525
--------------------------------------------------------------------------------------------------------------------------
Endesa S.A                                                                                     170,000           3,239,383
--------------------------------------------------------------------------------------------------------------------------
Enel S.p.A                                                                                     617,000           5,046,407
--------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR^                                                                             433,100           3,135,644
--------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                  186,300          11,291,643
--------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                   314,400          11,535,336
--------------------------------------------------------------------------------------------------------------------------
International Power                                                                            346,939             909,850
--------------------------------------------------------------------------------------------------------------------------
PG&E Corp.*                                                                                    271,100           8,241,440
--------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                      170,700           8,053,626
--------------------------------------------------------------------------------------------------------------------------
Red Electrica de Espana S.A                                                                     93,000           1,693,526
--------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.^*                                                                         192,500           1,796,025
--------------------------------------------------------------------------------------------------------------------------
SCANA Corp.^                                                                                    38,800           1,448,792
--------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC                                                                               135,500           2,155,419
--------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                       133,700           2,868,425
--------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                      133,100           6,378,152
--------------------------------------------------------------------------------------------------------------------------
United Utilities PLC                                                                            90,100             906,790
--------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                                                      292,900           1,947,526
--------------------------------------------------------------------------------------------------------------------------
Veolia Environnement                                                                           161,933           4,663,722
--------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc.                                                                             37,900             765,580
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              $102,182,720
--------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                                               65,529            $975,072
--------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                              41,000           1,906,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,881,572
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $253,755,017)                                                                  $288,820,616
--------------------------------------------------------------------------------------------------------------------------
BONDS - 6.4%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0%
--------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.3571%, 2023##                                                  $1,093,652            $151,998
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                     $103,000            $112,794
--------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                 760,000             699,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $811,994
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                           $280,000            $305,900
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                               $1,240,000          $1,330,377
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
--------------------------------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                                           $1,470,000          $1,528,800
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                      $620,000            $682,000
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                          470,000             479,988
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,161,988
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.7%
--------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                                                     $1,063,000          $1,182,588
--------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                          615,000             693,413
--------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co.LLC, 8.25%, 2012                                                    770,000             850,850
--------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                          771,000             900,934
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                 1,415,000           1,068,325
--------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                      1,575,000           1,669,500
--------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           2,394,000           2,672,314
--------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014##                                                                 1,341,000           1,405,522
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                   1,530,000           1,639,013
--------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          378,000             403,515
--------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                       1,131,000           1,246,928
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                           390,000             418,763
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                            805,000             874,431
--------------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009**                                                         191,000              25,308
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $15,051,404
--------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $19,825,236)                                                                     $20,342,461
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 8.5%                                                                             31,200            $965,952
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 6.25%^*                                                        7,900            $363,400
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.8%
--------------------------------------------------------------------------------------------------------------------------
AES Trust III, 6.75%                                                                            30,300          $1,341,987
--------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc., 10.25%^                                                  20,400           1,194,420
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,536,407
--------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $3,834,986)                                                $3,865,759
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                         $3,007,000          $3,007,000
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                    3,109,000           3,109,000
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                 $6,116,000
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.7%
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 1.90%, dated 09/30/04, due 10/01/04, total to be received $15,592,370 (secured by various U.S.Treasury and Federal Agency
Obligations in an individually traded account), at Cost                                     15,591,549         $15,591,549
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   18,457,141         $18,457,141
--------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                                         $34,048,690
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $317,579,929)                                                             $353,193,526
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (10.6)%                                                                       (33,835,579)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $319,357,947
--------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security
** Non-income producing security -- in default.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

United States                                      63.8%
--------------------------------------------------------
Great Britain                                       5.3%
--------------------------------------------------------
Spain                                               5.2%
--------------------------------------------------------
Mexico                                              5.1%
--------------------------------------------------------
Germany                                             3.2%
--------------------------------------------------------
France                                              2.4%
--------------------------------------------------------
South Korea                                         2.3%
--------------------------------------------------------
Chile                                               2.3%
--------------------------------------------------------
Italy                                               1.9%
--------------------------------------------------------
Other                                               8.5%
--------------------------------------------------------

Percentages are based on total net assets as of 9/30/04

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                         $322,381,301
                                                       ------------
Gross unrealized appreciation                           $37,588,477
                                                       ------------
Gross unrealized depreciation                            (6,776,252)
                                                       ------------
Net unrealized appreciation                             $30,812,225
                                                       ------------

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts.The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                 NET UNREALIZED
                     CONTRACTS TO                      CONTRACTS  APPRECIATION
SETTLEMENT DATE      DELIVER/RECEIVE  IN EXCHANGE FOR  AT VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------

SALES
-----
10/6/04 - 11/22/04   EUR 25,962,107   $31,560,639    $32,265,436     $(704,797)
11/16/04             GBP  3,461,629     6,255,163      6,247,804         7,359
                                      -----------------------------------------
                                      $37,815,802    $38,513,240     $(697,438)
                                      =========================================
PURCHASES
---------
10/6/04              EUR  4,720,403    $5,866,682     $5,867,203          $521

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than A list of abbreviations is shown the U.S.Dollar. below.
EUR = Euro
GBP = British Pound

At September 30,2004,the series had sufficient cash and/or securities to cover any commitments under these contracts.


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Global Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                GLOBAL GROWTH SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 96.8%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 0.8%
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                     25,140          $1,402,309
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
--------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.                                                                 155,370            $357,494
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
--------------------------------------------------------------------------------------------------------------------
Pernod Ricard^                                                                             6,140            $815,863
--------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
--------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.^                                                                  167,000            $774,766
--------------------------------------------------------------------------------------------------------------------
Automotive - 1.4%
--------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                            19,430            $776,005
--------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                             9,640             714,131
--------------------------------------------------------------------------------------------------------------------
Porsche AG                                                                                 1,467             953,991
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,444,127
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.8%
--------------------------------------------------------------------------------------------------------------------
Aiful Corp.^                                                                               7,700            $757,182
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                      33,110           1,703,841
--------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                47,770             883,547
--------------------------------------------------------------------------------------------------------------------
Bank Hapoalim B. M                                                                       297,800             826,224
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           58,612           2,585,961
--------------------------------------------------------------------------------------------------------------------
DEPFA BANK PLC                                                                            94,610           1,291,251
--------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                            43,110           1,795,122
--------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                52,820             853,519
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                30,190             760,788
--------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                          49,147           1,421,110
--------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                        129,000             783,881
--------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                            11,240             720,841
--------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                    30,000           2,115,269
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $16,498,536
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.6%
--------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                              28,810          $1,632,951
--------------------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                                            15,990             931,098
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                            33,210           1,806,956
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,371,005
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.7%
--------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.*                                                              10,331            $615,362
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"                                                                        50,130           1,415,671
--------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.*                                                             46,220             610,104
--------------------------------------------------------------------------------------------------------------------
News Corp. Ltd.                                                                          287,715           2,385,468
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                        78,320           1,264,085
--------------------------------------------------------------------------------------------------------------------
TV Azteca S.A. de C. V., ADR^                                                            167,570           1,695,808
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                         15,890             533,268
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                           51,530           1,162,002
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,681,768
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.2%
--------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                                                  87,320            $997,194
--------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                  28,300           1,578,008
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                 13,050           1,216,782
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,791,984
--------------------------------------------------------------------------------------------------------------------
Business Services - 2.3%
--------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                             12,000            $418,320
--------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                       20,580           1,138,074
--------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                            26,890           1,196,336
--------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                                           23,100           1,073,783
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,826,513
--------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                              31,290          $1,139,582
--------------------------------------------------------------------------------------------------------------------
Sasol Ltd.                                                                                85,620           1,597,067
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,736,649
--------------------------------------------------------------------------------------------------------------------
Computer Software - 4.8%
--------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                              37,190            $811,858
--------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                                              40,240             937,994
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          112,510           3,110,902
--------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                            143,910           1,623,305
--------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                           59,290             725,710
--------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                   52,620             936,636
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,146,405
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.1%
--------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                               51,550          $1,835,180
--------------------------------------------------------------------------------------------------------------------
Construction - 2.0%
--------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A                                                                      103,790          $1,028,218
--------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.^                                                                97,000             670,609
--------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                              256,730           1,648,725
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,347,552
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.6%
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                     21,720            $981,310
--------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                     72,510           1,778,748
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,760,058
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%
--------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                         35,100          $1,618,821
--------------------------------------------------------------------------------------------------------------------
Electronics - 5.8%
--------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd.                                                                  164,000          $1,365,050
--------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                               29,000           1,366,506
--------------------------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.                                                                   11,200           1,513,982
--------------------------------------------------------------------------------------------------------------------
IBIDEN Co. Ltd.^                                                                          60,200             909,051
--------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                            42,050           1,098,767
--------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                             25,500           1,229,419
--------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                               4,380           1,742,110
--------------------------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd.^                                                                33,100             464,899
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,689,784
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
--------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                              17,450            $807,556
--------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                                 156,480           1,765,468
--------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                     36,690             954,170
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,527,194
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 1.7%
--------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                               50,928          $2,929,888
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0%
--------------------------------------------------------------------------------------------------------------------
7-Eleven, Inc.*                                                                            1,600             $31,968
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.6%
--------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                    180,070          $1,386,527
--------------------------------------------------------------------------------------------------------------------
Compass Group                                                                            389,130           1,554,538
--------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                 5,943           1,363,412
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             35,260           1,715,399
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,019,876
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
--------------------------------------------------------------------------------------------------------------------
Anacruz Celulose S.A., ADR^                                                               45,330          $1,501,330
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.5%
--------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                            18,410            $870,609
--------------------------------------------------------------------------------------------------------------------
William Hill Ltd.                                                                        173,450           1,676,512
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,547,121
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.7%
--------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                  55,056          $1,628,879
--------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                              25,700           1,162,925
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,791,804
--------------------------------------------------------------------------------------------------------------------
Insurance - 2.1%
--------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S. p. A                                                     87,420          $1,681,018
--------------------------------------------------------------------------------------------------------------------
Sanlam Group                                                                           1,101,910           1,869,465
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,550,483
--------------------------------------------------------------------------------------------------------------------
Internet - 2.1%
--------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                               11,000          $1,011,340
--------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                             76,770           2,603,271
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,614,611
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.3%
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                    18,300            $841,617
--------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.^                                                                         6,800             833,840
--------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd.^                                                                          12,000             445,374
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,120,831
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.3%
--------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                                      17,800            $684,033
--------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                               12,780             810,380
--------------------------------------------------------------------------------------------------------------------
Mitsui Mining and Smelting Co. Ltd.                                                      291,000           1,138,270
--------------------------------------------------------------------------------------------------------------------
Neopost S.A.^                                                                              8,570             550,735
--------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                20,670             713,473
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,896,891
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 3.4%
--------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                               11,600            $930,320
--------------------------------------------------------------------------------------------------------------------
Discovery Partners International, Inc.^*                                                      60                 288
--------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                    13,660             796,788
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                           25,090           1,302,171
--------------------------------------------------------------------------------------------------------------------
Straumann Holding AG^                                                                      4,550             967,192
--------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                            15,900           1,734,569
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,731,328
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.0%
--------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                        90,310          $2,167,952
--------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                                        101,970           1,064,026
--------------------------------------------------------------------------------------------------------------------
Mining and Metallurgical Company Norilsk Nickel, ADR^                                     28,390           1,802,765
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,034,743
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.5%
--------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                           38,500          $1,579,890
--------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                            68,400             988,698
--------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                                     25,220             590,148
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         52,850           2,977,041
--------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                         21,150             825,696
--------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                               36,220           1,690,935
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                          25,120           2,599,350
--------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                           18,400           1,335,678
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $12,587,436
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.3%
--------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                       127,888          $1,289,415
--------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                            17,720             910,454
--------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                           257,500           1,644,501
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,844,570
--------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%
--------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                         54,000            $999,636
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
--------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                       10,655          $1,672,739
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 5.0%
--------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                 68,060          $1,044,040
--------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"                                                                  59,250           1,630,428
--------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                          33,210           1,301,832
--------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                           293,422           1,638,678
--------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                              229,870             919,350
--------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.^                                                              21,700             696,816
--------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                            55,990           1,234,020
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,465,164
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.4%
--------------------------------------------------------------------------------------------------------------------
Andrew Corp.*                                                                             52,410            $641,498
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                     1,388,200           3,326,179
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,967,677
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.4%
--------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                              25,060            $568,361
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                     138,830           2,512,823
--------------------------------------------------------------------------------------------------------------------
CSR PLC*                                                                                 113,360             729,098
--------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"*                                                                     685,990           2,127,772
--------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                  18,750           1,431,375
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,369,429
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 1.8%
--------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                              67,890          $1,366,626
--------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                           112,889           1,690,869
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,057,495
--------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
--------------------------------------------------------------------------------------------------------------------
Altadis S.A                                                                               50,440          $1,717,896
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.2%
--------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                93,230          $2,000,175
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $155,678,338)                                                            $163,078,899
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
--------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., due 10/01/04                                                            $989,000            $989,000
--------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/1/04                                               1,025,000           1,025,000
--------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                           $2,014,000
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.6%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value             19,523,401         $19,523,401
--------------------------------------------------------------------------------------------------------------------
Total Investments  (Identified Cost, $177,215,739)                                                      $184,616,300
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (9.6)%                                                                  (16,216,738)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $168,399,562
--------------------------------------------------------------------------------------------------------------------

> As of September 30,2004, the fund had 1 security representing $826,224 and 0.5% of net assets that were fair valued in accordance with policies adopted by the Board of Trustees.
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

United States                                35.2%
--------------------------------------------------
Great Britain                                15.9%
--------------------------------------------------
Japan                                        10.9%
--------------------------------------------------
Switzerland                                   6.2%
--------------------------------------------------
France                                        4.3%
--------------------------------------------------
Sweden                                        3.5%
--------------------------------------------------
Spain                                         2.4%
--------------------------------------------------
Canada                                        2.3%
--------------------------------------------------
South Africa                                  2.1%
--------------------------------------------------
Other                                        17.2%

Percentages are based on total net assets as of 9/30/04

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:


Aggregate cost                                   $178,182,260
                                                 ------------
Gross unrealized appreciation                     $12,873,593
                                                 ------------
Gross unrealized depreciation                      (6,439,553)
                                                 ------------
Net unrealized appreciation (depreciation)         $6,434,040
                                                 ------------


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004

Mid Cap Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MID CAP GROWTH SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 98.4%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Airlines - 1.0%
--------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                                                   53,010          $1,108,969
--------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.2%
--------------------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                              32,560          $1,381,194
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.0%
--------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                       26,120          $1,178,796
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 8.9%
--------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                           16,910            $984,669
--------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                          23,900             952,893
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                            55,230           3,005,064
--------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                    69,120           2,583,706
--------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                   15,900             840,315
--------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                          63,490           1,504,713
--------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                                             11,170             526,777
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $10,398,137
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.3%
--------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                             142,600          $1,828,132
--------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                            27,600             914,388
--------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"^*                                                      47,370           1,474,154
--------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                       23,230             758,692
--------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                                                 17,500             922,775
--------------------------------------------------------------------------------------------------------------------
NTL, Inc.^*                                                                               36,659           2,275,424
--------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                     32,500             464,425
--------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                     17,800             562,658
--------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                       27,900             551,583
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,752,231
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
--------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                                                63,770            $765,878
--------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                         37,155           1,979,247
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,745,125
--------------------------------------------------------------------------------------------------------------------
Business Services - 9.6%
--------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                              24,580            $996,965
--------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                           48,360             890,308
--------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. ^                                                           33,680           2,062,563
--------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.^*                                                                       31,860           1,416,814
--------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                      41,390           2,288,867
--------------------------------------------------------------------------------------------------------------------
Manpower, Inc.^                                                                           20,410             908,041
--------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                 84,460           2,081,094
--------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.^                                                          22,420             577,763
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,222,415
--------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                              17,300            $630,066
--------------------------------------------------------------------------------------------------------------------
Computer Software - 10.1%
--------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.^*                                                                             84,750          $1,850,093
--------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                 26,240             353,453
--------------------------------------------------------------------------------------------------------------------
Intuit, Inc.*                                                                             43,850           1,990,790
--------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                             56,410           1,133,841
--------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                               45,890           1,600,643
--------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                                              6,910             246,272
--------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                           99,520           1,218,125
--------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                           28,550           1,566,824
--------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                  104,560           1,861,168
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,821,209
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.2%
--------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                  11,510            $844,489
--------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                   20,860             593,050
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,437,539
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
--------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                                             13,400            $521,394
--------------------------------------------------------------------------------------------------------------------
Electronics - 4.4%
--------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                        37,550            $807,325
--------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                           30,570             798,794
--------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                  56,590           1,504,728
--------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                       164,370           1,448,100
--------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                             21,200             572,400
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,131,347
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.4%
--------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.^                                                                11,430            $732,663
--------------------------------------------------------------------------------------------------------------------
International Game Technology                                                             27,560             990,782
--------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                             38,830           1,692,988
--------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                    23,240             597,036
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,013,469
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.9%
--------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                    85,220          $1,212,681
--------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                35,650             966,115
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,178,796
--------------------------------------------------------------------------------------------------------------------
Internet - 0.7%
--------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                     39,527            $870,385
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                                                   26,440          $1,215,976
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
--------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                9,500            $602,395
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.5%
--------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                           52,800          $1,408,704
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                  32,960             355,638
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,764,342
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 15.0%
--------------------------------------------------------------------------------------------------------------------
C. R. Bard, Inc.                                                                          32,740          $1,854,066
--------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                            132,800           3,207,120
--------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.^                                                             32,080           1,666,235
--------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                    32,800           1,913,224
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                             27,710           1,829,965
--------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                                         22,960           1,262,570
--------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                          35,950           1,720,208
--------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                             3,200             349,096
--------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                    33,130             895,173
--------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                          64,070             616,353
--------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                             48,960           2,159,136
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $17,473,146
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
--------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                                        5,700            $196,924
--------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                                       6,540             225,945
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $422,869
--------------------------------------------------------------------------------------------------------------------
Oil Services - 3.3%
--------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                           29,970          $1,570,728
--------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                     20,340           1,115,446
--------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                      25,910             794,142
--------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                            9,600             323,424
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,803,740
--------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.1%
--------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                         15,170          $1,274,432
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.7%
--------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                            16,480          $1,195,624
--------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                                     38,030             889,902
--------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                      48,070             882,565
--------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                         65,440           2,554,778
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,522,869
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.2%
--------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                6,700            $278,787
--------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                            22,110           1,136,012
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,414,799
--------------------------------------------------------------------------------------------------------------------
Restaurants - 1.0%
--------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                 27,690          $1,201,746
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.2%
--------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                           45,290          $1,285,783
--------------------------------------------------------------------------------------------------------------------
Tiffany & Co. ^                                                                           43,610           1,340,571
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,626,354
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.8%
--------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                               140,200          $2,639,966
--------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.^*                                                                       25,680             782,213
--------------------------------------------------------------------------------------------------------------------
Harris Corp.^                                                                             19,130           1,051,002
--------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                   47,076           1,110,994
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,584,175
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 0%
--------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.*                                                            496                $833
--------------------------------------------------------------------------------------------------------------------
Trucking - 1.1%
--------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                             24,740          $1,279,058
--------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 5.6%
--------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                              164,230          $2,520,931
--------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.^*                                                       135,670           2,018,770
--------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                        42,740           1,987,410
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,527,111
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $107,020,486)                                                            $115,104,917
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.5%
--------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost                                $1,755,000          $1,755,000
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.6%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value             27,558,796         $27,558,796
--------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $136,334,282)                                                      $144,418,713
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (23.5)%                                                                 (27,525,873)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $116,892,840
--------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
+ Restricted security.
^ All or a portion of this security is on loan.
~ As of September 30,2004, the fund had 1 security representing $225,945 and 0.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
   SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $136,916,715
                                               ------------
Gross unrealized appreciation                   $15,266,493
                                               ------------
Gross unrealized depreciation                    (7,764,495)
                                               ------------
Net unrealized appreciation (depreciation)       $7,501,998
                                               ------------

(2) RESTRICTED SECURITIES

The series may invest not more than 15% of its total assets in securities that are subject to legal or contractual restrictions on resale. At September 30,2004, the series owned the following restricted security, excluding securities issued under Rule 144A, constituting 0.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                     DATE OF
DESCRIPTION         ACQUISITION       SHARE         COST           VALUE
---------------------------------------------------------------------------
Aber Diamond Corp.   1/5/2004         6,540       $247,233        $255,945


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Capital Opportunities Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 CAPITAL OPPORTUNITIES SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 99.0%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 1.5%
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                     68,080          $3,797,502
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
--------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                    66,330            $903,415
--------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
--------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                33,600          $1,233,792
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.4%
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                      45,800          $2,356,868
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                     42,588           1,845,338
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          105,968           4,675,308
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               47,200           3,079,328
--------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                  67,000           2,661,910
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                56,600           1,426,320
--------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                      11,600             473,280
--------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                        37,070           2,005,487
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $18,523,839
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.5%
--------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                              27,250          $1,544,530
--------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                          23,000           1,205,660
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                            41,191           2,241,202
--------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                    51,560           1,927,313
--------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                          74,500           1,765,650
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,684,355
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.7%
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                        25,960            $809,173
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                              219,870           6,138,770
--------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                     15,600             232,752
--------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                        7,731             240,589
--------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                        8,940             291,980
--------------------------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR                                                                      42,200           1,322,126
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                        41,430             668,680
--------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                     28,330             895,511
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                        217,710           7,306,348
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                          144,170           3,251,034
--------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                       36,180             715,279
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $21,872,242
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.8%
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                  3,900            $363,636
--------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                   125,330           3,470,388
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                 65,260           3,244,727
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,078,751
--------------------------------------------------------------------------------------------------------------------
Business Services - 1.3%
--------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                      45,400          $1,228,070
--------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                             30,200           1,052,772
--------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                       6,410             354,473
--------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                  22,000             542,080
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,177,395
--------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
--------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                            34,230          $1,465,044
--------------------------------------------------------------------------------------------------------------------
Computer Software - 9.0%
--------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                               37,850            $531,793
--------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                              33,100             722,573
--------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                 17,800             239,766
--------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                  112,300           2,953,490
--------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                             32,750             658,275
--------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                               44,170           1,540,650
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          341,260           9,435,835
--------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                             95,066           1,072,344
--------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                           60,800             744,192
--------------------------------------------------------------------------------------------------------------------
SAP AG, ADR^                                                                              36,800           1,433,360
--------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                           27,000           1,481,760
--------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                   97,700           1,739,060
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $22,553,098
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.7%
--------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                               69,110          $2,460,316
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     21,180           1,815,973
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,276,289
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.6%
--------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                       30,240          $1,320,883
--------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                    4,800             136,464
--------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                   99,800           1,999,992
--------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                       9,100             492,492
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,949,831
--------------------------------------------------------------------------------------------------------------------
Containers - 1.6%
--------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                    182,870          $2,925,920
--------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                            51,960           1,006,465
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,932,385
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.3%
--------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                               13,800            $814,200
--------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                      14,980             927,112
--------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                     145,480           4,885,218
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                   58,125           1,782,113
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,408,643
--------------------------------------------------------------------------------------------------------------------
Electronics - 3.1%
--------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                      10,500            $359,730
--------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                      40,900           1,586,102
--------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                  37,500             618,375
--------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                         10,300             427,244
--------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                   12,490             452,638
--------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                           24,500             640,185
--------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                           11,400             482,106
--------------------------------------------------------------------------------------------------------------------
                                                                             ---------------------------------------

--------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                   24,190             643,212
--------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                        87,450             770,435
--------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                   38,410             817,365
--------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                              40,480           1,092,960
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,890,352
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
--------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                        26,390          $1,873,954
--------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
--------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                       13,200            $366,168
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
--------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                 29,900          $1,259,687
--------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                          366,000           1,288,320
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,548,007
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.2%
--------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                       52,180          $2,342,882
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             67,780           3,297,497
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,640,379
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
--------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                            40,240          $1,536,766
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
--------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                            40,000          $1,891,600
--------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                             19,000             828,400
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,720,000
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.2%
--------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                             47,140          $2,271,677
--------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                              46,310           2,095,528
--------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                     21,750           1,157,100
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,524,305
--------------------------------------------------------------------------------------------------------------------
Insurance - 3.7%
--------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                            60,200          $2,888,998
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                        34,050           2,315,060
--------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                           111,400           1,967,324
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                   35,080           2,172,504
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,343,886
--------------------------------------------------------------------------------------------------------------------
Internet - 1.6%
--------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                               11,700          $1,075,698
--------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                     46,470           1,023,269
--------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                             57,500           1,949,825
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,048,792
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                    12,500            $574,875
--------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                             102,800           1,863,764
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,438,639
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
--------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                4,800            $304,368
--------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                  5,260             490,074
--------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                      8,400             494,424
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,288,866
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.9%
--------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                            49,910          $1,360,048
--------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                 23,400             892,710
--------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                                    8,890             264,122
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                  214,820           2,317,908
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,834,788
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.3%
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                           48,570          $2,520,783
--------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                             19,100             842,310
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,363,093
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
--------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                          117,500          $2,640,225
--------------------------------------------------------------------------------------------------------------------
Oil Services - 4.6%
--------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                           31,700          $1,661,397
--------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                     43,050           2,360,862
--------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                      129,858           3,980,148
--------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                              80,710           3,627,915
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,630,322
--------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.8%
--------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                84,200            $971,668
--------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                 40,600             933,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,905,468
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.7%
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                       78,950          $3,344,322
--------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                                     17,600             411,840
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                           18,300           1,098,915
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                        163,470           9,208,265
--------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                        106,830           3,525,390
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                              95,075           2,909,295
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    173,391           6,484,823
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $26,982,850
--------------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
--------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                 7,400            $321,160
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.3%
--------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co. ^                                                                   27,680            $621,693
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.1%
--------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                        18,200            $987,168
--------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                 92,200           1,724,140
--------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                          44,410           1,740,872
--------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                         15,100             257,304
--------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.^*                                                      1,700              35,785
--------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                             17,520             522,446
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,267,715
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.9%
--------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                                          26,100          $1,018,683
--------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                            42,000             514,080
--------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                         344,250           4,723,110
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                  144,120           3,474,733
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,730,606
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.7%
--------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                              22,500            $510,300
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                     211,010           3,819,281
--------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                16,800             316,344
--------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.^*                                                                  35,530             337,180
--------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                                               59,200             187,664
--------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                   746,700           2,538,780
--------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                                    48,900           1,527,636
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,237,185
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 4.6%
--------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                             307,600          $6,191,988
--------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                             139,120           5,478,546
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,670,534
--------------------------------------------------------------------------------------------------------------------
Trucking - 1.0%
--------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                               15,450          $1,323,911
--------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                          15,500           1,176,760
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,500,671
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.2%
--------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                           632,110          $1,833,119
--------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                 23,840           1,142,413
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,975,532
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $238,180,646)                                                            $248,758,537
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
--------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                            $189,000            $189,000
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   SHARES
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.6%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value             14,161,578         $14,161,578
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                    PAR AMOUNT
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.1%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$2,850,147 (secured by various U. S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                 $2,850,000          $2,850,000
--------------------------------------------------------------------------------------------------------------------
Total Investments
--------------------------------------------------------------------------------------------------------------------
(Identified Cost, $255,381,224)                                                                         $265,959,115
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.8)%                                                                  (14,624,213)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $251,334,902
--------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $263,805,018
                                                 ------------
Gross unrealized appreciation                     $13,773,122
                                                 ------------
Gross unrealized depreciation                     (11,619,025)
                                                 ------------
Net unrealized appreciation (depreciation)         $2,154,097
                                                 ------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Value Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 VALUE SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 97.4%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 3.4%
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                             32,000          $1,147,520
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                    131,500           7,335,070
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                   108,200           5,770,306
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $14,252,896
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
--------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                               148,003          $1,850,195
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.3%
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                     101,200          $5,207,752
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                    391,576          16,966,988
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          345,100          15,225,812
--------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                               137,800           8,736,520
--------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                 126,560           5,028,229
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                64,400           1,622,880
--------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                        97,400           5,269,340
--------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                     141,100           9,934,851
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $67,992,372
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.2%
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                              212,200          $5,924,624
--------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                            49,900           1,653,187
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                       106,200           1,714,068
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                        211,718           7,105,256
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                           43,300             976,415
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $17,373,550
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.5%
--------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                  25,100          $1,399,576
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                 99,600           9,286,704
--------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                   229,100           6,343,779
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                116,080           5,771,498
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $22,801,557
--------------------------------------------------------------------------------------------------------------------
Business Services - 0.8%
--------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                      96,400          $2,607,620
--------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                             24,200             843,612
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,451,232
--------------------------------------------------------------------------------------------------------------------
Chemicals - 6.0%
--------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                          94,100          $4,251,438
--------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                           152,900           6,544,120
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                              99,800           3,634,716
--------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                     112,800           6,912,384
--------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                               37,220           3,552,866
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $24,895,524
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                      102,700          $1,925,625
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     24,200           2,074,908
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,000,533
--------------------------------------------------------------------------------------------------------------------
Construction - 0.8%
--------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                               98,500          $3,401,205
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.1%
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                     30,700          $1,387,026
--------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                     111,900           7,227,621
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,614,647
--------------------------------------------------------------------------------------------------------------------
Containers - 0.4%
--------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                                           96,000          $1,859,520
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
--------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                               43,000          $2,537,000
--------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                      80,500           4,982,145
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,519,145
--------------------------------------------------------------------------------------------------------------------
Electronics - 0.3%
--------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                  44,700          $1,188,573
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.5%
--------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                        26,030          $1,848,390
--------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                       32,200           2,120,370
--------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                             149,952           6,447,936
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $10,416,696
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 7.5%
--------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                              151,400          $8,710,042
--------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                           112,700           9,337,195
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                        162,572           7,857,105
--------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                           49,900           5,098,283
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $31,002,625
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.4%
--------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                               384,865          $6,535,008
--------------------------------------------------------------------------------------------------------------------
H. J. Heinz Co.                                                                           95,600           3,443,512
--------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                              155,500           6,633,630
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             28,998           1,410,753
--------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                           189,900           4,341,114
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $22,364,017
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
--------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                             36,300          $1,386,297
--------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                  153,400           6,198,894
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,585,191
--------------------------------------------------------------------------------------------------------------------
Insurance - 6.2%
--------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                               47,500          $1,862,475
--------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                           129,660           6,222,383
--------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                               28,180           1,980,490
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                   56,040           3,470,557
--------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.^                                                              21,000             960,960
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                            199,280           7,702,172
--------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                            109,120           3,607,507
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $25,806,544
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
--------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                              59,500          $1,118,600
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
--------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                               44,510          $2,873,121
--------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                               16,700             415,232
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,288,353
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.7%
--------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                66,000          $2,122,560
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                             14,100             931,164
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,053,724
--------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
--------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                             38,400          $1,505,280
--------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.^                                                                    46,656           1,321,764
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,827,044
--------------------------------------------------------------------------------------------------------------------
Oil Services - 1.7%
--------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                       32,600            $999,190
--------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                              85,710           3,852,665
--------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                         31,400           2,113,534
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,965,389
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.1%
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                      123,300          $5,222,988
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                           19,600           1,176,980
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                        150,300           8,466,399
--------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                         31,200           1,029,600
--------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                               66,400           3,099,892
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                              94,300           2,885,580
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                          40,100           4,149,441
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     95,500           3,571,700
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $29,602,580
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.2%
--------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                        486,100          $4,271,351
--------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                              118,417           4,872,860
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,144,211
--------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.7%
--------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                       100,600          $3,853,986
--------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                       51,600           3,023,760
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,877,746
--------------------------------------------------------------------------------------------------------------------
Restaurants - 0.6%
--------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                          90,900          $2,547,927
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
--------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                            88,547          $4,815,186
--------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                             20,200             863,348
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,678,534
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.7%
--------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                203,900          $3,812,930
--------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                           155,500           3,427,220
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,240,150
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                     2,268,600          $5,435,650
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.8%
--------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                             374,400          $7,536,672
--------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                             207,700           8,179,226
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $15,715,898
--------------------------------------------------------------------------------------------------------------------
Tobacco - 2.3%
--------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                       199,470          $9,383,069
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.7%
--------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                             58,900          $2,332,440
--------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                                 83,100           5,422,275
--------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                         89,100           2,243,538
--------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                             44,900           2,721,389
--------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                              30,600           1,122,714
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                         25,740           1,057,399
--------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                 40,150           1,894,277
--------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                 58,400           2,798,528
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $19,592,560
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $363,762,593)                                                            $404,847,457
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.3%
--------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                          $5,660,000          $5,660,000
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.0%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value              8,249,839          $8,249,839
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total
to be received $5,477,283 (secured by various U. S. Treasury
and Federal Agency obligations in a jointly traded account), at Cost                  $5,477,000          $5,477,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $383,149,432)                                                       $424,234,296
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.0)%                                                                   (8,424,972)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $415,809,324
--------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                $384,320,548
                                              ------------
Gross unrealized appreciation                  $49,441,183
                                              ------------
Gross unrealized depreciation                   (9,527,435)
                                              ------------
Net unrealized appreciation (depreciation)     $39,913,748
                                              ------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

International Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  INTERNATIONAL GROWTH SERIES
--------------------------------------------------------------------------------------------------------------------

STOCKS - 95.2%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
--------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.                                                                 115,680            $266,170
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.2%
--------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C. V                                                                336,800            $819,371
--------------------------------------------------------------------------------------------------------------------
Pernod Ricard                                                                              4,800             637,808
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,457,179
--------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.5%
--------------------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                                        24,600            $523,642
--------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.^                                                                        75,000             448,240
--------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.^                                                                  178,000             825,798
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,797,680
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
--------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                            14,760            $589,492
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 14.5%
--------------------------------------------------------------------------------------------------------------------
AEON Thana Sinsap Public Co. Ltd.*                                                       750,800            $580,048
--------------------------------------------------------------------------------------------------------------------
Aiful Corp.^                                                                               8,600             845,684
--------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                66,010           1,220,911
--------------------------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                                                  5,831,000           1,305,971
--------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                  81,860           1,027,045
--------------------------------------------------------------------------------------------------------------------
DEPFA BANK PLC*                                                                           64,570             881,261
--------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                            33,440           1,392,459
--------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C. V                                                    466,420             796,756
--------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                   102,300           1,359,768
--------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                60,000             969,540
--------------------------------------------------------------------------------------------------------------------
JACCS Co. Ltd.^                                                                          115,000             572,228
--------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                        27,980           1,238,115
--------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                          56,145           1,623,461
--------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                         98,000             595,506
--------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                    56,160             965,078
--------------------------------------------------------------------------------------------------------------------
Takefuji Corp.^                                                                            8,950             573,979
--------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                    27,527           1,940,900
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $17,888,710
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.8%
--------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.^                                                              13,604            $810,317
--------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                  39,030           2,058,052
--------------------------------------------------------------------------------------------------------------------
News Corp. Ltd.                                                                          221,106           1,833,207
--------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                            128,530           1,198,085
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,899,661
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.6%
--------------------------------------------------------------------------------------------------------------------
Dale Carnegie & Co. AB                                                                    71,210            $703,675
--------------------------------------------------------------------------------------------------------------------
Schroders PLC                                                                            110,380           1,238,881
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,942,556
--------------------------------------------------------------------------------------------------------------------
Business Services - 3.7%
--------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                            23,650          $1,052,189
--------------------------------------------------------------------------------------------------------------------
PHS Group PLC                                                                            897,600           1,231,866
--------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                                           49,500           2,300,964
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,585,019
--------------------------------------------------------------------------------------------------------------------
Computer Software - 0.6%
--------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR*^                                                              29,770            $693,939
--------------------------------------------------------------------------------------------------------------------
Construction - 1.6%
--------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A                                                                       75,930            $752,217
--------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.^                                                                73,000             504,685
--------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                              101,300             650,550
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,907,452
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.1%
--------------------------------------------------------------------------------------------------------------------
Accord Customer Care Solutions Ltd.                                                    1,283,000            $537,266
--------------------------------------------------------------------------------------------------------------------
Amore Pacific Corp.                                                                        2,940             568,085
--------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                     61,530           1,509,397
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,614,748
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%
--------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                         27,100          $1,249,859
--------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                                       7,340             723,482
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,973,341
--------------------------------------------------------------------------------------------------------------------
Electronics - 6.9%
--------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd.^                                                                 122,000          $1,015,464
--------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                               29,000           1,366,506
--------------------------------------------------------------------------------------------------------------------
Cookson Group PLC                                                                        946,100             514,229
--------------------------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.^                                                                   8,400           1,135,486
--------------------------------------------------------------------------------------------------------------------
IBIDEN Co. Ltd.^                                                                          44,300             668,953
--------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                             27,000           1,301,737
--------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                               3,380           1,344,368
--------------------------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd.^                                                                50,500             709,288
--------------------------------------------------------------------------------------------------------------------
Wolfson Microelectronics PLC                                                             154,860             454,519
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,510,550
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
--------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                              19,220            $889,469
--------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                     31,380             816,077
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,705,546
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.8%
--------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                   295,227          $2,821,477
--------------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                                       1,510,000             614,908
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,436,385
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.4%
--------------------------------------------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao, ADR                                                 27,380            $547,326
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 4.9%
--------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                    144,020          $1,108,944
--------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.*                                                          1,208,000             937,371
--------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC                                                                             33,950            $730,902
--------------------------------------------------------------------------------------------------------------------
Compass Group                                                                            293,100           1,170,907
--------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                 9,275           2,127,823
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,075,947
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
--------------------------------------------------------------------------------------------------------------------
Anacruz Celulose S.A., ADR                                                                19,470            $644,846
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
--------------------------------------------------------------------------------------------------------------------
William Hill Ltd.                                                                        126,370          $1,221,452
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.1%
--------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                  46,910          $1,387,872
--------------------------------------------------------------------------------------------------------------------
Insurance - 1.5%
--------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A                                                       67,470          $1,297,395
--------------------------------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                                            183,400             572,343
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,869,738
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
--------------------------------------------------------------------------------------------------------------------
Heiwa Corp.                                                                               21,500            $310,971
--------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.^                                                                         5,100             625,380
--------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd.^                                                                          13,000             482,489
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,418,840
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.7%
--------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                                      16,930            $650,600
--------------------------------------------------------------------------------------------------------------------
Mitsui Mining and Smelting Co. Ltd.                                                      231,000             903,575
--------------------------------------------------------------------------------------------------------------------
Neopost S.A.^                                                                             10,400             668,336
--------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                32,260           1,113,528
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,336,039
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.8%
--------------------------------------------------------------------------------------------------------------------
Straumann Holding AG^                                                                      3,910            $831,147
--------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                            12,380           1,350,564
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,181,711
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%
--------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                                        126,910          $1,324,267
--------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                           37,830             850,040
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,174,307
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.4%
--------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                           44,110          $1,810,102
--------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                            71,800           1,037,844
--------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR*^                                                                     20,290             474,786
--------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                               38,750           1,809,048
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                          28,210           2,919,095
--------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                           15,070           1,093,950
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,144,825
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.5%
--------------------------------------------------------------------------------------------------------------------
Daily Mail & General Trust PLC, "A"                                                       49,880            $649,309
--------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                       103,620           1,044,736
--------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                           213,000           1,360,306
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,054,351
--------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%
--------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                         40,000            $740,471
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
--------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                        7,813          $1,226,570
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 4.4%
--------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C. V                                                               136,040            $914,022
--------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"                                                                  46,080           1,268,019
--------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                           237,554           1,326,671
--------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                              225,170             900,553
--------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.^                                                              15,900             510,570
--------------------------------------------------------------------------------------------------------------------
Signet Group PLC                                                                         241,360             500,690
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,420,525
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 6.6%
--------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                                          49,760          $1,942,133
--------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, ADR                                                               6,610             958,384
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                     2,201,740           5,275,451
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,175,968
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.7%
--------------------------------------------------------------------------------------------------------------------
CSR PLC*                                                                                 133,230            $856,896
--------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                      626,170           1,942,225
--------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                  14,180           1,082,501
--------------------------------------------------------------------------------------------------------------------
Spirent PLC*                                                                             588,310             644,851
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,526,473
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.6%
--------------------------------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd.*                                                               261,420            $831,558
--------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.                                                                     410,790           1,141,579
--------------------------------------------------------------------------------------------------------------------
Telefonica S.A.*                                                                          83,116           1,244,924
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,218,061
--------------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%
--------------------------------------------------------------------------------------------------------------------
Altadis S.A                                                                               38,860          $1,323,502
--------------------------------------------------------------------------------------------------------------------
Swedish Match AB^                                                                         60,800             642,530
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,966,032
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.9%
--------------------------------------------------------------------------------------------------------------------
Huaneng Power International, Inc.                                                      1,610,000          $1,300,935
--------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                               104,440           2,240,679
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,541,614
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $101,657,108)                                                            $117,141,396
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.6%
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%
--------------------------------------------------------------------------------------------------------------------
Porsche AG (Identified Cost, $493,080)                                                     1,185            $770,606
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.7%
--------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                   $2,251,000          $2,251,000
--------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/1/04                                               2,328,000           2,328,000
--------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                           $4,579,000
--------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 15.8%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value             19,422,139         $19,422,139
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $126,151,327)                                                       $141,913,141
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (15.3)%                                                                 (18,873,344)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $123,039,797
--------------------------------------------------------------------------------------------------------------------

*Non-income producing security.
^All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

------------------------------------------------
Great Britain                              26.6%
------------------------------------------------
Japan                                      15.6%
------------------------------------------------
Switzerland                                 8.9%
------------------------------------------------
Sweden                                      5.6%
------------------------------------------------
France                                      5.3%
------------------------------------------------
Mexico                                      5.3%
------------------------------------------------
South Korea                                 3.1%
------------------------------------------------
Spain                                       2.7%
------------------------------------------------
Australia                                   2.6%
------------------------------------------------
Other                                      24.3%
------------------------------------------------

Percentages are based on total net assets as of 9/30/04

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $127,348,372
                                                 ------------
Gross unrealized appreciation                     $17,083,517
                                                 ------------
Gross unrealized depreciation                      (2,518,748)
                                                 ------------
Net unrealized appreciation (depreciation)        $14,564,769
                                                 ------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Massachusetts Investors Growth Stock Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 96.6%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                     40,090          $2,236,220
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%
--------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                   233,470          $3,179,861
--------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.4%
--------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                           64,800          $5,106,240
--------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"^                                                              6,710             244,043
--------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                46,200           1,696,464
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,046,747
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
--------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                     40,460          $2,404,942
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.2%
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                     106,100          $5,459,906
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          159,484           7,036,434
--------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                               18,800             740,532
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                37,900             955,080
--------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                      16,100             656,880
--------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                 46,500           2,073,900
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $16,922,732
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 6.7%
--------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                             160,990          $9,124,913
--------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                           15,800             920,034
--------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                         105,000           5,504,100
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                           191,560          10,422,780
--------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                   195,000           7,289,100
--------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                    14,500             766,325
--------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                          46,900           1,111,530
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $35,138,782
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.3%
--------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                               73,780            $945,860
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                        51,600           1,608,372
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                      309,519           8,740,817
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                6,500             181,480
--------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                     21,600             322,272
--------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                       75,800           2,358,896
--------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                       11,800             385,388
--------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                  32,300           1,703,179
--------------------------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR                                                                      57,100           1,788,943
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                       203,200           3,279,648
--------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                      38,200           1,207,502
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                         92,400           3,100,944
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                           35,500             800,525
--------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                       49,400             976,638
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $27,400,464
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
--------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange                                                                4,000            $645,200
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                 18,900           1,762,236
--------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                    28,200             780,858
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                 34,500           1,715,340
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                            12,600             621,180
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,524,814
--------------------------------------------------------------------------------------------------------------------
Business Services - 1.7%
--------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                     169,080          $4,573,614
--------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                         9,970             443,366
--------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                             41,800           1,457,148
--------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                       8,900             492,170
--------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                             9,980             444,010
--------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                  30,000             739,200
--------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                                            9,700             450,896
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,600,404
--------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                            12,240            $523,872
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                              62,900           2,290,818
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,814,690
--------------------------------------------------------------------------------------------------------------------
Computer Software - 8.7%
--------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                               52,600            $739,030
--------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                             188,530           4,115,610
--------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                 24,600             331,362
--------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                   40,600           1,067,780
--------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                               90,900           3,170,592
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          641,504          17,737,586
--------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                            251,800           2,840,304
--------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                          268,990           3,292,438
--------------------------------------------------------------------------------------------------------------------
SAP AG, ADR                                                                               51,100           1,990,345
--------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                           97,100           5,328,848
--------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                  259,763           4,623,781
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $45,237,676
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.9%
--------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                              304,154         $10,827,882
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co. ^                                                                     22,600             423,750
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                    105,050           9,006,987
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $20,258,619
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
--------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                  16,800          $1,232,616
--------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                       71,900           3,140,592
--------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                   15,630             444,361
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                     42,300           1,911,114
--------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                              50,800           2,120,392
--------------------------------------------------------------------------------------------------------------------
Orbitz, Inc.^*                                                                            39,560           1,076,032
--------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                     154,300           8,350,716
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $18,275,823
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.0%
--------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                               18,900          $1,115,100
--------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                             36,900           1,892,232
--------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                      35,710           2,210,092
--------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                     225,216           7,562,753
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                  266,980           8,185,607
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $20,965,784
--------------------------------------------------------------------------------------------------------------------
Electronics - 4.6%
--------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                      31,920          $1,093,579
--------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                     123,510           4,789,718
--------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                 124,440           2,052,016
--------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                               37,700             756,262
--------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                         30,000           1,244,400
--------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                   17,200             623,328
--------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                           160,290           4,188,378
--------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                           15,300             647,037
--------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                   33,400             888,106
--------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                       142,000           1,251,020
--------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                  176,260           3,750,813
--------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                             108,500           2,929,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $24,214,157
--------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
--------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                       18,300            $507,642
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
--------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                163,370          $6,882,778
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.3%
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                            210,850         $10,257,853
--------------------------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                                              52,320           1,565,414
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,823,267
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.4%
--------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                           169,600          $8,020,384
--------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                             23,550             508,680
--------------------------------------------------------------------------------------------------------------------
International Game Technology                                                             42,800           1,538,660
--------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                             26,200           1,142,320
--------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                 29,700           1,378,674
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $12,588,718
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.8%
--------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                33,570            $909,747
--------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                            152,230           7,335,964
--------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                             225,850          10,219,713
--------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                     29,800           1,585,360
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $20,050,784
--------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
--------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                  44,100          $3,251,934
--------------------------------------------------------------------------------------------------------------------
Insurance - 3.0%
--------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                               78,400          $3,074,064
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                       145,790           9,912,262
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                   10,900             675,037
--------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                             25,600             846,336
--------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                                      14,100           1,043,259
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $15,550,958
--------------------------------------------------------------------------------------------------------------------
Internet - 3.5%
--------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                               61,810          $5,682,811
--------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                    181,750           4,002,135
--------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                            252,590           8,565,327
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $18,250,273
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.7%
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                    74,360          $3,419,816
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.8%
--------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                         51,060          $4,107,777
--------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                               15,840           1,004,414
--------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                 36,250           3,377,412
--------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                     11,600             682,776
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,172,379
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.1%
--------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                        99,940          $3,205,076
--------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                 62,240           2,374,456
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,579,532
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 4.0%
--------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                              38,800          $1,818,944
--------------------------------------------------------------------------------------------------------------------
C. R. Bard, Inc.                                                                          23,200           1,313,816
--------------------------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.^*                                                             30,830             248,798
--------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                   33,400           1,948,222
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                             13,390             884,276
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                          216,130          11,217,147
--------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                    31,990             864,370
--------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                             54,900           2,421,090
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $20,716,663
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
--------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                           21,990            $494,115
--------------------------------------------------------------------------------------------------------------------
Oil Services - 1.8%
--------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                           38,000          $1,991,580
--------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                       53,990           1,654,793
--------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                           47,600           1,603,644
--------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                              11,410             512,880
--------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                                60,450           3,671,128
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,434,025
--------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.6%
--------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                               480,500          $5,544,970
--------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                          7,450             625,874
--------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                  97,600           2,244,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,415,644
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 11.9%
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                      234,470          $9,932,149
--------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                            16,300           1,182,565
--------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                           22,560             925,774
--------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                                     24,500             573,300
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                           67,880           4,076,194
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                        339,090          19,100,940
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             371,571          11,370,073
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                          37,390           3,869,017
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    298,270          11,155,298
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $62,185,310
--------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
--------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                    19,450            $531,763
--------------------------------------------------------------------------------------------------------------------
Restaurants - 0.5%
--------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                10,200            $442,680
--------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                  12,010             498,775
--------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                         45,000           1,829,700
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,771,155
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.2%
--------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                            23,700          $1,288,806
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.1%
--------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                       109,990          $5,965,858
--------------------------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                                            26,580             572,799
--------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                         20,800             354,432
--------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                        118,410           6,435,583
--------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.^*                                                      2,400              50,520
--------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                            70,340           1,996,953
--------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                             24,100             718,662
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $16,094,807
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.4%
--------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                                          57,800          $2,255,934
--------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                            58,100             711,144
--------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                          31,300             429,436
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC*                                                                      802,300           1,922,341
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                   83,953           2,024,107
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,342,962
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.7%
--------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                                             30,900            $700,812
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                     696,077          12,598,994
--------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                23,100             434,973
--------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.^*                                                                  49,000             465,010
--------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                                               80,800             256,136
--------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                            15,800             616,832
--------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                  13,100           1,000,054
--------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                                   109,000           3,405,160
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $19,477,971
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
--------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                              43,980            $885,317
--------------------------------------------------------------------------------------------------------------------
Trucking - 1.3%
--------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                               54,670          $4,684,672
--------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                          30,300           2,300,376
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,985,048
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $511,690,266)                                                            $503,923,382
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.3%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                                       22,543,185         $22,543,185
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.2%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 1.86%, dated 9/30/04,
due 10/01/04, total to be received $22,014,137 (secured by various
U. S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                    $22,013,000         $22,013,000
--------------------------------------------------------------------------------------------------------------------
Total Investments
--------------------------------------------------------------------------------------------------------------------
(Identified Cost, $556,246,451)                                                                         $548,479,567
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.1)%                                                                  (26,766,638)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $521,712,929
--------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
   SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                              $580,666,447
                                            ------------
Gross unrealized depreciation               $(32,801,748)
                                            ------------
Gross unrealized appreciation                    614,868
                                            ------------
Net unrealized depreciation                 $(32,186,880)
                                            ------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

New Discovery Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 NEW DISCOVERY SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 96.8%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%
--------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.^                                                          9,900            $451,836
--------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp.^*                                                            16,600             507,794
--------------------------------------------------------------------------------------------------------------------
Hexcel Corp.^*                                                                            25,900             357,938
--------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                                   123,700             893,114
--------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc.*                                                              14,600             365,584
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,576,266
--------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.1%
--------------------------------------------------------------------------------------------------------------------
Carter`s, Inc.^*                                                                          17,450            $483,190
--------------------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                              52,300           1,906,335
--------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc.*                                                                         33,700             856,654
--------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                21,900             804,168
--------------------------------------------------------------------------------------------------------------------
Timberland Co., "A"*                                                                      23,400           1,329,120
--------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.^                                                               17,700             446,040
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,825,507
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
--------------------------------------------------------------------------------------------------------------------
CLARCOR, Inc.                                                                             27,400          $1,306,158
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.3%
--------------------------------------------------------------------------------------------------------------------
Alabama National BanCorp                                                                   6,800            $407,116
--------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp.^                                                                        38,100             457,200
--------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"^*                                                         41,200           1,200,980
--------------------------------------------------------------------------------------------------------------------
Cathay General Bancorp, Inc.^                                                             33,400           1,242,146
--------------------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.*                                                        47,600             597,856
--------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                                   39,000           1,310,010
--------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.^*                                                                 12,500             234,000
--------------------------------------------------------------------------------------------------------------------
First BanCorp Puerto Rico                                                                 14,700             710,010
--------------------------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.^                                                                    12,600             367,416
--------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.^                                                                    24,400             736,880
--------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.^                                                          27,700             861,470
--------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                       31,600           1,426,108
--------------------------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.                                                                 7,000             133,000
--------------------------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.                                                                        51,100           1,029,665
--------------------------------------------------------------------------------------------------------------------
Nelnet, Inc.*                                                                             17,900             400,602
--------------------------------------------------------------------------------------------------------------------
NetBank, Inc.^                                                                            96,900             969,969
--------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                             152,400           2,186,940
--------------------------------------------------------------------------------------------------------------------
Partners Trust Financial Group, Inc.^                                                    107,645           1,115,202
--------------------------------------------------------------------------------------------------------------------
Placer Sierra Bancshares*                                                                 20,300             426,300
--------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.^                                                       33,700             581,325
--------------------------------------------------------------------------------------------------------------------
QC Holdings, Inc.^*                                                                       24,400             388,692
--------------------------------------------------------------------------------------------------------------------
Rainier Pacific Financial Group, Inc.                                                      8,700             155,121
--------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.^                                                                  32,700             658,578
--------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.^                                                                      40,700           1,590,149
--------------------------------------------------------------------------------------------------------------------
W Holding Co., Inc.^                                                                      19,300             366,700
--------------------------------------------------------------------------------------------------------------------
Wilshire Bancorp, Inc.^*                                                                   4,500             135,810
--------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.^                                                                 14,900             853,472
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $20,542,717
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 8.1%
--------------------------------------------------------------------------------------------------------------------
Bruker BioSciences Corp.*                                                                170,400            $589,584
--------------------------------------------------------------------------------------------------------------------
Corgentech, Inc.^*                                                                        16,800             286,776
--------------------------------------------------------------------------------------------------------------------
CryoLife, Inc.^*                                                                          62,400             453,024
--------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                                                  181,900           2,273,750
--------------------------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc.^*                                                                95,890           1,119,036
--------------------------------------------------------------------------------------------------------------------
Dyax Corp.^*                                                                              16,900             129,116
--------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                                          183,900           1,660,617
--------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                        118,900           4,740,543
--------------------------------------------------------------------------------------------------------------------
Incyte Corp.^*                                                                            40,400             389,052
--------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                                          83,900             938,841
--------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., "B"^*                                                       54,000             541,080
--------------------------------------------------------------------------------------------------------------------
MannKind Corp.*                                                                           76,340           1,529,854
--------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.^*                                                                15,100             734,464
--------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.^*                                                                        110,600           1,897,896
--------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                            24,300           1,145,988
--------------------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.^*                                                               6,400             275,264
--------------------------------------------------------------------------------------------------------------------
Oscient Pharmaceuticals Corp.*                                                             3,900              13,845
--------------------------------------------------------------------------------------------------------------------
Pharmos Corp.^*                                                                          114,100             328,608
--------------------------------------------------------------------------------------------------------------------
Renovis, Inc.^*                                                                           28,600             229,086
--------------------------------------------------------------------------------------------------------------------
Serologicals Corp.^*                                                                      23,400             545,922
--------------------------------------------------------------------------------------------------------------------
Vasogen, Inc.^*                                                                          304,500           1,394,610
--------------------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.*                                                           102,500           1,504,700
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $22,721,656
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.5%
--------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                67,700          $2,094,638
--------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                             113,700           1,457,634
--------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"^*                                                                   104,600           1,560,632
--------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                       38,700           1,263,942
--------------------------------------------------------------------------------------------------------------------
Greenfield Online, Inc.^*                                                                 27,660             561,775
--------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.^*                                                            66,600             879,120
--------------------------------------------------------------------------------------------------------------------
R. H. Donnelley Corp.*                                                                    57,361           2,831,339
--------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                    107,700           1,539,033
--------------------------------------------------------------------------------------------------------------------
Saga Communications, Inc., "A"^*                                                          26,700             452,565
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $12,640,678
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0%
--------------------------------------------------------------------------------------------------------------------
First Albany Cos., Inc.^                                                                  13,900            $127,046
--------------------------------------------------------------------------------------------------------------------
Business Services - 12.3%
--------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                              73,800          $2,993,328
--------------------------------------------------------------------------------------------------------------------
aQuantive, Inc.^*                                                                         63,600             613,740
--------------------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp.^*                                                          18,040             306,139
--------------------------------------------------------------------------------------------------------------------
Beacon Roofing Supply, Inc.*                                                              30,900             506,760
--------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.^*                                                  34,800           1,889,292
--------------------------------------------------------------------------------------------------------------------
CACI International, Inc., "A"*                                                            30,800           1,625,624
--------------------------------------------------------------------------------------------------------------------
CDI Corp.                                                                                 15,500             317,750
--------------------------------------------------------------------------------------------------------------------
Charles River Associates, Inc.^*                                                          17,110             655,142
--------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc.^*                                                                      53,630           2,638,060
--------------------------------------------------------------------------------------------------------------------
Digitas, Inc.^*                                                                          111,930             865,219
--------------------------------------------------------------------------------------------------------------------
Education Lending Group, Inc.*                                                            31,100             459,658
--------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                      35,200           1,946,560
--------------------------------------------------------------------------------------------------------------------
Gevity HR, Inc.^                                                                          35,380             544,144
--------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.^                                                                    71,863           3,848,264
--------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                                               369,700           2,436,323
--------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc.^*                                                                       60,200             844,004
--------------------------------------------------------------------------------------------------------------------
Laureate Education, Inc.^*                                                                 9,600             357,312
--------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                                     43,920           1,496,794
--------------------------------------------------------------------------------------------------------------------
Navigant Consulting Co. ^*                                                                19,100             419,436
--------------------------------------------------------------------------------------------------------------------
SCP Pool Corp.^                                                                           16,650             445,221
--------------------------------------------------------------------------------------------------------------------
SIRVA, Inc.*                                                                              20,740             474,946
--------------------------------------------------------------------------------------------------------------------
SkillSoft PLC, ADR^*                                                                     156,200           1,044,978
--------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                                          154,000           1,891,120
--------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.^*                                                    104,410           3,151,094
--------------------------------------------------------------------------------------------------------------------
ValueClick, Inc.^*                                                                        46,900             442,736
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $34,638,748
--------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%
--------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc.^*                                                                  44,400            $384,504
--------------------------------------------------------------------------------------------------------------------
Computer Software - 7.0%
--------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                              122,000          $1,714,100
--------------------------------------------------------------------------------------------------------------------
Altiris, Inc.^*                                                                           25,600             810,240
--------------------------------------------------------------------------------------------------------------------
ANSYS, Inc.*                                                                              12,800             636,544
--------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                160,900           2,167,323
--------------------------------------------------------------------------------------------------------------------
Blackboard, Inc.^*                                                                        17,600             302,016
--------------------------------------------------------------------------------------------------------------------
Kronos, Inc.^*                                                                            69,300           3,069,297
--------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.^*                                                                        19,700             395,576
--------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc.^*                                                           29,500             444,860
--------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.^*                                                              64,900           1,584,858
--------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                             70,400           1,415,040
--------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*                                                                 29,400           1,208,046
--------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                                             20,880             744,163
--------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.^*                                                                    51,200           1,278,464
--------------------------------------------------------------------------------------------------------------------
Progress Software Corp.^*                                                                 24,600             489,540
--------------------------------------------------------------------------------------------------------------------
Retalix Ltd.*                                                                             36,900             669,735
--------------------------------------------------------------------------------------------------------------------
SafeNet, Inc.^*                                                                           10,500             276,990
--------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.^*                                                                  128,300           2,146,459
--------------------------------------------------------------------------------------------------------------------
SupportSoft, Inc.^*                                                                       37,700             367,198
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $19,720,449
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.1%
--------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.*                                                                     10,600            $530,742
--------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                               68,800           2,082,576
--------------------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.^                                                                  23,270             454,463
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,067,781
--------------------------------------------------------------------------------------------------------------------
Construction - 1.5%
--------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                                    36,800          $2,623,840
--------------------------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.^                                                            16,700             818,133
--------------------------------------------------------------------------------------------------------------------
Simpson Manufacturing, Inc.^                                                              11,500             726,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,168,773
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.7%
--------------------------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.^*                                                                  24,400            $635,376
--------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                   52,300           1,486,889
--------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*                                                                72,906             982,773
--------------------------------------------------------------------------------------------------------------------
Education Management Corp.*                                                                6,500             173,160
--------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.*                                                                   28,960           1,343,744
--------------------------------------------------------------------------------------------------------------------
Nu Skin Enterprises, Inc., "A"^                                                           21,200             498,412
--------------------------------------------------------------------------------------------------------------------
RC2 Corp.^*                                                                               13,700             450,730
--------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                                  33,700           3,875,837
--------------------------------------------------------------------------------------------------------------------
Yankee Candle Co. ^*                                                                      37,200           1,077,312
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $10,524,233
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%
--------------------------------------------------------------------------------------------------------------------
CUNO, Inc.*                                                                                8,200            $473,550
--------------------------------------------------------------------------------------------------------------------
Dionex Corp.^*                                                                             7,200             393,840
--------------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.^*                                                                        23,400             808,002
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,675,392
--------------------------------------------------------------------------------------------------------------------
Electronics - 9.8%
--------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                                          174,500          $2,167,290
--------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                      30,200           1,034,652
--------------------------------------------------------------------------------------------------------------------
Applied Films Corp.^*                                                                     86,000           1,548,860
--------------------------------------------------------------------------------------------------------------------
ATMI, Inc.^*                                                                              32,300             661,504
--------------------------------------------------------------------------------------------------------------------
Bel Fuse, Inc.                                                                            12,600             416,808
--------------------------------------------------------------------------------------------------------------------
Cogent, Inc.*                                                                             36,460             664,301
--------------------------------------------------------------------------------------------------------------------
Cymer, Inc.^*                                                                             53,200           1,524,712
--------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.^*                                                                        163,520           3,442,096
--------------------------------------------------------------------------------------------------------------------
Exar Corp.^*                                                                              25,100             355,416
--------------------------------------------------------------------------------------------------------------------
Excel Technology, Inc.^*                                                                  22,200             573,204
--------------------------------------------------------------------------------------------------------------------
FARO Technologies, Inc.*                                                                   7,900             160,686
--------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc.^*                                                             13,600             363,528
--------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                        93,600           2,012,400
--------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.*                                                       62,000             590,860
--------------------------------------------------------------------------------------------------------------------
Lexar Media, Inc.^*                                                                       76,700             643,513
--------------------------------------------------------------------------------------------------------------------
Metrologic Instruments, Inc.^*                                                            25,600             405,760
--------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc.^*                                                                   50,600             775,192
--------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.^*                                                           70,980           1,004,367
--------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                        213,000           1,876,530
--------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc.^*                                                                77,400           1,581,282
--------------------------------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                                         129,900           1,609,461
--------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.*                                                                   48,600             308,124
--------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc.^*                                                                     35,650             450,616
--------------------------------------------------------------------------------------------------------------------
Electronics - continued
--------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                                               56,700          $1,876,203
--------------------------------------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc.*                                                             560,000           1,696,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $27,744,165
--------------------------------------------------------------------------------------------------------------------
Engineering - Construction - 0.3%
--------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                                              85,800            $900,900
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
--------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.^*                                                                 38,100            $329,184
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
--------------------------------------------------------------------------------------------------------------------
United Natural Foods, Inc.*                                                               27,500            $731,500
--------------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.2%
--------------------------------------------------------------------------------------------------------------------
Toro Co. ^                                                                                 8,100            $553,230
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.8%
--------------------------------------------------------------------------------------------------------------------
Aztar Corp.^*                                                                             40,900          $1,083,850
--------------------------------------------------------------------------------------------------------------------
Fairmont Hotels Resorts, Inc.^                                                            13,500             368,820
--------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co. ^*                                                              14,190             439,890
--------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                   124,200           3,190,698
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,083,258
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.4%
--------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                    87,400          $1,243,702
--------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
--------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp.^*                                                                         8,500            $478,125
--------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc.*                                                                   7,700             273,350
--------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.^*                                                            10,100             484,093
--------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc.*                                                              22,500             426,375
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,661,943
--------------------------------------------------------------------------------------------------------------------
Internet - 1.6%
--------------------------------------------------------------------------------------------------------------------
Digital River, Inc.^*                                                                     94,490          $2,813,912
--------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.*                                                                          36,000           1,706,040
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,519,952
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.8%
--------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                                     44,700          $1,468,395
--------------------------------------------------------------------------------------------------------------------
THQ, Inc.^*                                                                               34,800             677,208
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,145,603
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
--------------------------------------------------------------------------------------------------------------------
Actuant Corp.^*                                                                           11,100            $457,431
--------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc.                                                               15,100             507,360
--------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                             95,000           2,489,000
--------------------------------------------------------------------------------------------------------------------
IDEX Corp.^                                                                               16,200             550,152
--------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.^                                                          16,800             526,848
--------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc.^*                                                          12,400             240,188
--------------------------------------------------------------------------------------------------------------------
Terex Corp.^*                                                                             11,600             503,440
--------------------------------------------------------------------------------------------------------------------
Wabash National Corp.^*                                                                   13,500             370,845
--------------------------------------------------------------------------------------------------------------------
Woodward Governor Co. ^                                                                    1,100              74,239
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,719,503
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.3%
--------------------------------------------------------------------------------------------------------------------
Advisory Board Co. ^*                                                                     50,800          $1,706,880
--------------------------------------------------------------------------------------------------------------------
Amedisys, Inc.*                                                                            7,000             209,650
--------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                             26,515             722,534
--------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.^*                                                               47,400           1,422,474
--------------------------------------------------------------------------------------------------------------------
Omnicell, Inc.^*                                                                         168,700           2,230,214
--------------------------------------------------------------------------------------------------------------------
Symbion, Inc.^*                                                                            8,480             136,570
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,428,322
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 9.7%
--------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc.^*                                                   7,500            $227,625
--------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                           183,500           3,319,515
--------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                                        130,600           1,210,662
--------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                        18,000             368,280
--------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                            177,196           4,279,283
--------------------------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals, Inc.^*                                                              30,800             594,748
--------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                   23,100           1,347,423
--------------------------------------------------------------------------------------------------------------------
Given Imaging Ltd.*                                                                        3,000             115,350
--------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.*                                                                 61,143           3,102,396
--------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp.^*                                                     20,900             671,099
--------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.^*                                                                         8,600             472,914
--------------------------------------------------------------------------------------------------------------------
Kensey Nash Corp.^*                                                                       18,000             471,420
--------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                                 400              13,472
--------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                          31,700           1,516,845
--------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics^*                                                                     55,000             796,400
--------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co. ^*                                                            87,400             986,746
--------------------------------------------------------------------------------------------------------------------
PolyMedica Corp.^                                                                         13,100             403,480
--------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.^*                                                         14,300             424,567
--------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                         184,900           1,778,738
--------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                                           76,700           3,868,748
--------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc.^*                                                                 80,800           1,351,784
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $27,321,495
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%
--------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                                       50,700          $1,754,220
--------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                              31,100             567,575
--------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                       4,000              88,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,410,595
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.5%
--------------------------------------------------------------------------------------------------------------------
Connetics Corp.^*                                                                         25,000            $675,500
--------------------------------------------------------------------------------------------------------------------
Corcept Therapeutics, Inc.^*                                                              34,350             269,304
--------------------------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.^*                                                           85,400           1,343,342
--------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                        122,800           4,794,112
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,082,258
--------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
--------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.*                                                                  11,700            $370,656
--------------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.3%
--------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc.*                                                                      42,600            $712,272
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
--------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"^*                                                          97,400            $977,896
--------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%
--------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.^*                                                            42,800            $988,680
--------------------------------------------------------------------------------------------------------------------
Saxon Capital, Inc.*                                                                      27,300             586,950
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,575,630
--------------------------------------------------------------------------------------------------------------------
Restaurants - 2.6%
--------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                53,500          $2,321,900
--------------------------------------------------------------------------------------------------------------------
P. F. Chang's China Bistro, Inc.^*                                                        71,400           3,462,186
--------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.^*                                                    27,200             724,880
--------------------------------------------------------------------------------------------------------------------
Sonic Corp.^*                                                                             36,700             940,621
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,449,587
--------------------------------------------------------------------------------------------------------------------
Special Products & Services - 0.3%
--------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc.^*                                                                           8,185            $359,403
--------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.^*                                                                         2,400              74,064
--------------------------------------------------------------------------------------------------------------------
Mine Safety Appliances Co. ^                                                              11,700             476,424
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $909,891
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.5%
--------------------------------------------------------------------------------------------------------------------
Airgas, Inc.^                                                                             32,000            $770,240
--------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.^                                                                   19,500             954,525
--------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                                     63,525           1,699,294
--------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                        15,400             686,686
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,110,745
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 4.2%
--------------------------------------------------------------------------------------------------------------------
1-800-Flowers. com, Inc., "A"*                                                           162,700          $1,350,410
--------------------------------------------------------------------------------------------------------------------
A. C. Moore Arts & Crafts, Inc.^*                                                         16,400             405,572
--------------------------------------------------------------------------------------------------------------------
Audible, Inc.*                                                                            15,000             268,950
--------------------------------------------------------------------------------------------------------------------
Coldwater Creek, Inc.^*                                                                   54,750           1,142,633
--------------------------------------------------------------------------------------------------------------------
Finish Line, Inc., "A"^                                                                   40,200           1,242,984
--------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.*                                                              24,895             813,071
--------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                               45,300           1,821,966
--------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. ^*                                                                     19,900             625,656
--------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.*                                                                    37,300           1,153,316
--------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.^*                                                                  24,400             839,360
--------------------------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                                      105,100           2,247,038
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,910,956
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
--------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.^*                                                                  43,160            $329,742
--------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                            80,800             988,992
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,318,734
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.4%
--------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.*                                                                          92,700          $1,167,093
--------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.^*                                                                       37,200           1,133,112
--------------------------------------------------------------------------------------------------------------------
NMS Communications Corp.^*                                                                25,800             125,904
--------------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc.*                                                                   90,266             796,146
--------------------------------------------------------------------------------------------------------------------
Tekelec^*                                                                                 44,800             747,264
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,969,519
--------------------------------------------------------------------------------------------------------------------
Trucking - 1.0%
--------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp.^                                                                      12,600            $461,412
--------------------------------------------------------------------------------------------------------------------
EGL, Inc.^*                                                                               13,100             396,406
--------------------------------------------------------------------------------------------------------------------
Landstar Systems, Inc.^*                                                                  16,100             944,748
--------------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.^                                                                       9,000             529,290
--------------------------------------------------------------------------------------------------------------------
Yellow Roadway Corp.^*                                                                    12,400             581,436
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,913,292
--------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 1.0%
--------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                        62,200          $2,892,300
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $257,788,311)                                                            $272,906,996
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.4%
--------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost                                $6,724,000          $6,724,000
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.5%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value             66,109,341         $66,109,341
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $330,621,652)                                                       $345,740,337
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (22.7)%                                                                 (63,909,364)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $281,830,973
--------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
   SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis,

Aggregate cost                              $331,185,807
                                            ------------
Gross unrealized appreciation                $30,811,343
                                            ------------
Gross unrealized depreciation                (16,256,813)
                                            ------------
Net unrealized appreciation                  $14,554,530
                                            ------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Core Equity Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  CORE EQUITY SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 99.2%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 2.5%
--------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                                    31,000            $223,820
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                     33,920           1,892,058
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,115,878
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
--------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                 11,160            $557,442
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%
--------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                      6,600            $392,304
--------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                             5,100             377,808
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $770,112
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 13.0%
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                     47,968          $2,078,453
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           55,062           2,429,335
--------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                               24,600             968,994
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               38,000           2,479,120
--------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                  19,846             788,482
--------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                        17,600             952,160
--------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                      19,030           1,339,902
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,036,446
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.4%
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                            13,600            $739,976
--------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                          17,500             414,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,154,726
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.2%
--------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                 4,500            $139,230
--------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                9,000             115,380
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                        16,820             524,279
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                       20,000             564,800
--------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                       25,450             792,004
--------------------------------------------------------------------------------------------------------------------
R. H. Donnelley Corp.*                                                                     3,800             187,568
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                           18,700             421,685
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,744,946
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.1%
--------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                   4,100            $228,616
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                  9,700             904,428
--------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                           7,950             423,497
--------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                     7,470             206,844
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,763,385
--------------------------------------------------------------------------------------------------------------------
Business Services - 1.4%
--------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                         3,570            $158,758
--------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                             25,500             888,930
--------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                       2,400             132,720
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,180,408
--------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%
--------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                            28,100          $1,202,680
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                              20,900             761,178
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,963,858
--------------------------------------------------------------------------------------------------------------------
Computer Software - 4.2%
--------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*                                                                19,000            $266,950
--------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                   20,900             549,670
--------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                15,700             547,616
--------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                11,200             460,208
--------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                           38,600             472,464
--------------------------------------------------------------------------------------------------------------------
SAP AG, ADR                                                                                9,000             350,550
--------------------------------------------------------------------------------------------------------------------
SupportSoft, Inc.^*                                                                       32,500             316,550
--------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                   33,200             590,960
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,554,968
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.8%
--------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                     14,200            $550,250
--------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                               41,780           1,487,368
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                       18,800             352,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,390,118
--------------------------------------------------------------------------------------------------------------------
Construction - 0.4%
--------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                                     5,100            $363,630
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.7%
--------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                    9,100            $258,713
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                     15,800             713,844
--------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                       5,400             348,786
--------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                   31,000             621,240
--------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.*                                                                   59,300             373,590
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,316,173
--------------------------------------------------------------------------------------------------------------------
Containers - 0.8%
--------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                            34,030            $659,161
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.4%
--------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                                              1,410             $54,863
--------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                      87,490           2,937,914
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                   25,220             773,245
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,766,022
--------------------------------------------------------------------------------------------------------------------
Electronics - 3.7%
--------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                      11,800            $457,604
--------------------------------------------------------------------------------------------------------------------
Cymer, Inc.^*                                                                              7,700             220,682
--------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                         25,100             539,650
--------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                          5,300             219,844
--------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                            17,300             452,049
--------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                         53,200             468,692
--------------------------------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                                          40,100             496,839
--------------------------------------------------------------------------------------------------------------------
Solectron Corp.*                                                                          51,350             254,183
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,109,543
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
--------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                              13,500            $624,757
--------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                              14,800             636,400
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,261,157
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.5%
--------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                   122,400          $1,169,774
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                         55,146           2,665,206
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,834,980
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
--------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                 21,400            $901,582
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.8%
--------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.^*                                                      6,100            $106,201
--------------------------------------------------------------------------------------------------------------------
Coolbrands International, Inc.*                                                           13,700             100,508
--------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                       10,700             480,430
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             35,357           1,720,118
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,407,257
--------------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.2%
--------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.*                                                                   2,000            $158,780
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
--------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                             5,700            $269,553
--------------------------------------------------------------------------------------------------------------------
Radica Games Ltd.                                                                          6,900              71,415
--------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                    24,300             624,267
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $965,235
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 4.7%
--------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                             46,800          $2,255,292
--------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                              39,100           1,769,275
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,024,567
--------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%
--------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                  23,690            $949,021
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                        29,500           2,005,705
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                    5,900             365,387
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                             17,380             671,737
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,991,850
--------------------------------------------------------------------------------------------------------------------
Internet - 1.0%
--------------------------------------------------------------------------------------------------------------------
Digital River, Inc.^*                                                                     19,200            $571,776
--------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                2,600             239,044
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $810,820
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                     1,800             $82,782
--------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                               3,600              67,680
--------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                               4,300              77,959
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $228,421
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
--------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                          3,300            $265,485
--------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                1,310              84,561
--------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                    900              83,853
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $433,899
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.7%
--------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                              1,500             $40,875
--------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                 13,500             515,025
--------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                                    1,900              56,449
--------------------------------------------------------------------------------------------------------------------
Omnicell, Inc.^*                                                                          17,000             224,740
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                   57,600             621,504
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,458,593
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 2.2%
--------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                                             27,740            $501,817
--------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                        13,700             280,302
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                              9,800             647,192
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                            8,700             451,530
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,880,841
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%
--------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                           33,000            $741,510
--------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
--------------------------------------------------------------------------------------------------------------------
Southern Union Co.                                                                         8,700            $178,350
--------------------------------------------------------------------------------------------------------------------
Oil Services - 1.0%
--------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                        8,832            $270,701
--------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                            7,500             252,675
--------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                               4,100             184,295
--------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                                 2,740             166,400
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $874,071
--------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.3%
--------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd.*                                                           22,720            $301,040
--------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                          9,600             806,496
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,107,536
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.1%
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                       46,060          $1,951,102
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         54,300           3,058,719
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     51,200           1,914,880
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,924,701
--------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
--------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                     5,530            $151,190
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
--------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                1,960             $81,556
--------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%
--------------------------------------------------------------------------------------------------------------------
American Financial Realty Trust                                                           10,250            $144,628
--------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                                    3,200             177,248
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $321,876
--------------------------------------------------------------------------------------------------------------------
Restaurants - 0.7%
--------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                4,200            $141,120
--------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                         11,100             451,326
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $592,446
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
--------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                                      3,400             $90,950
--------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                     46,000           1,033,160
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,124,110
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.7%
--------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                 41,900            $642,746
--------------------------------------------------------------------------------------------------------------------
Finish Line, Inc., "A"^                                                                   10,400             321,568
--------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                  7,800             145,860
--------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                2,900             116,638
--------------------------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                                       11,100             237,318
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,464,130
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
--------------------------------------------------------------------------------------------------------------------
Andrew Corp.*                                                                             32,700            $400,248
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                   25,025             603,353
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,003,601
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.2%
--------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                               8,160            $185,069
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                      31,370             567,797
--------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.^*                                                                          34,300             228,095
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $980,961
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
--------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                               30,300            $405,717
--------------------------------------------------------------------------------------------------------------------
IDT Corp., "B"*                                                                           18,000             270,540
--------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                              65,680           1,322,138
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,998,395
--------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
--------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                        18,180            $855,187
--------------------------------------------------------------------------------------------------------------------
Trucking - 1.6%
--------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                          13,110            $995,311
--------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                                  19,750             381,373
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,376,684
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.6%
--------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                   4,180            $272,745
--------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                              5,900             357,599
--------------------------------------------------------------------------------------------------------------------
PG&E Corp.*                                                                               18,140             551,456
--------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                 11,500             542,570
--------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                 11,000             527,120
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,251,490
--------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.6%
--------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                        10,790            $501,735
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $77,538,088)                                                              $84,334,327
--------------------------------------------------------------------------------------------------------------------

COLLATERAL FOR SECURITIES LOANED - 5.9%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value              5,034,625          $5,034,625
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.9%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$780,040 (secured by various U. S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                   $780,000            $780,000
--------------------------------------------------------------------------------------------------------------------
Total Investments
--------------------------------------------------------------------------------------------------------------------
(Identified Cost, $83,352,713)                                                                           $90,148,952
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.0)%                                                                   (5,127,909)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $85,021,043
--------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $84,067,448
                                                 -----------
Gross unrealized appreciation                     $8,314,890
                                                 -----------
Gross unrealized depreciation                     (2,233,386)
                                                 -----------
Net unrealized appreciation (depreciation)        $6,081,504
                                                 -----------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Research International Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 RESEARCH INTERNATIONAL SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 97.3%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
--------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.                                                                 229,150            $527,256
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
--------------------------------------------------------------------------------------------------------------------
Pernod Ricard^                                                                             9,500          $1,262,329
--------------------------------------------------------------------------------------------------------------------
Automotive - 4.7%
--------------------------------------------------------------------------------------------------------------------
Aisin Seiki Co. Ltd.                                                                      25,400            $628,473
--------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                            16,570             661,781
--------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                               29,400           1,209,613
--------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin^                                           16,730             850,948
--------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.^                                                                   230,100           2,511,780
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,862,595
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 18.8%
--------------------------------------------------------------------------------------------------------------------
Aiful Corp.^                                                                              21,200          $2,084,708
--------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                73,698           1,363,107
--------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                                    141,080           1,943,016
--------------------------------------------------------------------------------------------------------------------
Barclays PLC                                                                             183,220           1,759,327
--------------------------------------------------------------------------------------------------------------------
BNP Paribas                                                                               17,100           1,105,276
--------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                                     57,027           1,556,625
--------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                  132,000           1,254,492
--------------------------------------------------------------------------------------------------------------------
DEPFA BANK PLC                                                                            62,830             857,513
--------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                            33,330           1,387,878
--------------------------------------------------------------------------------------------------------------------
JACCS Co. Ltd.^                                                                           46,000             228,891
--------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                       113             944,665
--------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                        31,950           1,413,788
--------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                          86,090           2,489,336
--------------------------------------------------------------------------------------------------------------------
Takefuji Corp.^                                                                           27,050           1,734,763
--------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                    33,034           2,329,193
--------------------------------------------------------------------------------------------------------------------
UFJ Holdings, Inc.                                                                           182             799,654
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $23,252,232
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.3%
--------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                  32,650          $1,721,635
--------------------------------------------------------------------------------------------------------------------
News Corp. Ltd.                                                                          133,067           1,103,269
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,824,904
--------------------------------------------------------------------------------------------------------------------
Business Services - 3.2%
--------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                            15,830            $704,277
--------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                                           71,000           3,300,373
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,004,650
--------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
--------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                               10,592          $1,011,068
--------------------------------------------------------------------------------------------------------------------
Construction - 2.8%
--------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A.- Ordinary                                                            22,950            $339,470
--------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A                                                                       36,470             361,298
--------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.^                                                               344,000           2,378,241
--------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                               62,300             400,092
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,479,101
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.0%
--------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                     51,080          $1,253,047
--------------------------------------------------------------------------------------------------------------------
Electronics - 4.6%
--------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                               35,000          $1,649,231
--------------------------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.^                                                                   8,500           1,149,004
--------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                         68,300           2,920,131
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,718,366
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
--------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                              23,440          $1,084,763
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 7.0%
--------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                               59,131          $3,401,806
--------------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                                       3,660,000           1,490,438
--------------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR                                                      21,610           1,055,649
--------------------------------------------------------------------------------------------------------------------
Statoil A. S. A                                                                           69,300             995,201
--------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                8,740           1,781,667
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,724,761
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
--------------------------------------------------------------------------------------------------------------------
Lawson, Inc.                                                                              18,500            $642,864
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.6%
--------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                    184,090          $1,417,480
--------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.*                                                          1,085,000             841,927
--------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC                                                                             15,430             332,189
--------------------------------------------------------------------------------------------------------------------
Coolbrands International, Inc.*                                                           16,340             119,875
--------------------------------------------------------------------------------------------------------------------
Kibun Food Chemifa Co. Ltd.                                                               32,600             556,036
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,267,507
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.3%
--------------------------------------------------------------------------------------------------------------------
Anacruz Celulose S.A., ADR                                                                47,260          $1,565,251
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
--------------------------------------------------------------------------------------------------------------------
Star Cruises Ltd.                                                                      2,025,000            $516,375
--------------------------------------------------------------------------------------------------------------------
William Hill Ltd.                                                                         29,500             285,138
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $801,513
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.3%
--------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C. V.*                                                        104,780            $355,678
--------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%
--------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                181,738          $1,802,718
--------------------------------------------------------------------------------------------------------------------
AXA                                                                                      110,480           2,237,052
--------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S. p. A                                                     64,450           1,239,323
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,279,093
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 2.0%
--------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.^                                                                        14,900          $1,827,090
--------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd.^                                                                          17,000             630,947
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,458,037
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 3.5%
--------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                       31,740          $1,219,730
--------------------------------------------------------------------------------------------------------------------
Mitsui Mining and Smelting Co. Ltd.                                                      303,000           1,185,209
--------------------------------------------------------------------------------------------------------------------
Sandvik AB^                                                                               56,090           1,936,076
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,341,015
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.5%
--------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                             6,170            $673,100
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.8%
--------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                        47,300          $1,135,468
--------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                          101,150           2,272,841
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,408,309
--------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.4%
--------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                      497,000          $1,767,734
--------------------------------------------------------------------------------------------------------------------
Oil Services - 0.6%
--------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                         16,660            $759,529
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.7%
--------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                           58,890          $2,416,616
--------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                            74,500           1,076,872
--------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                               31,640           1,477,117
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                          20,360           2,106,798
--------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                           22,110           1,604,992
--------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                   99,000             883,462
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,565,857
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.2%
--------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                        76,144            $767,713
--------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                         99,930             878,083
--------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                           169,710           1,083,838
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,729,634
--------------------------------------------------------------------------------------------------------------------
Real Estate - 2.5%
--------------------------------------------------------------------------------------------------------------------
HUNET, Inc.^                                                                              99,000            $192,723
--------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                               36,050           1,236,760
--------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                         88,400           1,636,441
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,065,924
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
--------------------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.^                                                              198,000          $1,195,961
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.2%
--------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                     128,000            $655,046
--------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C. V                                                                82,010             551,007
--------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                           262,243           1,464,552
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,670,605
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.9%
--------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                                          42,690          $1,666,191
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                     1,314,280           3,149,064
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,815,255
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.3%
--------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                      513,820          $1,593,743
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 5.0%
--------------------------------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd.*                                                               339,490          $1,079,893
--------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                                    24,710             800,604
--------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                      102,550           1,904,397
--------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.                                                                     252,880             702,749
--------------------------------------------------------------------------------------------------------------------
Royal KPN N. V                                                                           234,800           1,759,895
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,247,538
--------------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%
--------------------------------------------------------------------------------------------------------------------
Altadis S.A                                                                               59,120          $2,013,521
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.9%
--------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                               108,820          $2,334,645
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $108,545,172)                                                            $120,557,385
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.0%
--------------------------------------------------------------------------------------------------------------------
Automotive
--------------------------------------------------------------------------------------------------------------------
Porsche AG (Identified Cost, $908,806)                                                     2,011          $1,307,754
--------------------------------------------------------------------------------------------------------------------
                                                                                      PAR AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.6%
--------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                     $954,000            $954,000
--------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                988,000             988,000
--------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                           $1,942,000
--------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 21.8%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value             27,011,605         $27,011,605
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $138,407,583)                                                       $150,818,744
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (21.7)%                                                                 (26,910,622)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                     $123,908,122
--------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

----------------------------------------------
Japan                                    25.8%
----------------------------------------------
Great Britain                            19.2%
----------------------------------------------
France                                   10.3%
----------------------------------------------
Switzerland                               6.1%
----------------------------------------------
Germany                                   5.3%
----------------------------------------------
Sweden                                    4.4%
----------------------------------------------
Brazil                                    3.7%
----------------------------------------------
Mexico                                    3.5%
----------------------------------------------
Spain                                     3.2%
----------------------------------------------
Other                                    18.5%
----------------------------------------------

Percentages are based on total net assets as of 9/30/04

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $139,791,491
                                                 ------------
Gross unrealized appreciation                     $12,958,865
                                                 ------------
Gross unrealized depreciation                      (1,931,612)
                                                 ------------
Net unrealized appreciation (depreciation)        $11,027,253
                                                 ------------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Strategic Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  STRATEGIC GROWTH SERIES
--------------------------------------------------------------------------------------------------------------------
STOCKS - 97.0%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
--------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                    11,150            $151,863
--------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
--------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                 21,760            $799,027
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.6%
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                      28,850          $1,484,621
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           31,990           1,411,399
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                18,310             461,412
--------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                       7,800             318,240
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,675,672
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 6.4%
--------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                              18,250          $1,034,410
--------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                          15,340             804,123
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                            27,460           1,494,099
--------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                    34,220           1,279,144
--------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                          22,680             537,516
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,149,292
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.0%
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                        17,350            $540,800
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                               49,600           1,384,832
--------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                     10,210             152,333
--------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                        5,140             159,957
--------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                        5,040             164,606
--------------------------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR                                                                      26,840             840,897
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                        25,810             416,573
--------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                      16,570             523,778
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                         42,703           1,433,113
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                           16,820             379,291
--------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                       23,080             456,292
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,452,472
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                  2,610            $243,356
--------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                    12,000             332,280
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                  6,280             312,242
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $887,878
--------------------------------------------------------------------------------------------------------------------
Business Services - 2.6%
--------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                      30,350            $820,968
--------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                             20,260             706,264
--------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                        4,200             232,260
--------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                  14,610             359,990
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,119,482
--------------------------------------------------------------------------------------------------------------------
Computer Software - 12.3%
--------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                               25,380            $356,589
--------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                              22,050             481,352
--------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                 11,860             159,754
--------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                   19,610            $515,743
--------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                               29,550           1,030,704
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          108,270           2,993,664
--------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                             63,350             714,588
--------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                           39,920             488,621
--------------------------------------------------------------------------------------------------------------------
SAP AG, ADR                                                                               24,700             962,065
--------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                           18,020             988,938
--------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                   64,969           1,156,448
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,848,466
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.6%
--------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                               46,060          $1,639,736
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     14,130           1,211,506
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,851,242
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.6%
--------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                       20,320            $887,578
--------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                    3,160              89,839
--------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                       6,100             330,132
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,307,549
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.2%
--------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                9,070            $535,130
--------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                      10,060             622,613
--------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                      31,570           1,060,121
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                   38,640           1,184,702
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,402,566
--------------------------------------------------------------------------------------------------------------------
Electronics - 6.4%
--------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                       6,550            $224,403
--------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                      26,760           1,037,753
--------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                  25,050             413,075
--------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                          6,900             286,212
--------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                    8,190             296,806
--------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                            16,520             431,668
--------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                            7,330             309,986
--------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                   14,840             394,596
--------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                         56,890             501,201
--------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                   25,470             542,002
--------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                              27,130             732,510
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,170,212
--------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%
--------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                        8,800            $244,112
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
--------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                 19,910            $838,808
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.7%
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             27,780          $1,351,497
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.2%
--------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                            26,440          $1,250,348
--------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                             12,690             553,284
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,803,632
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 4.5%
--------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                             30,620          $1,475,578
--------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                              30,040           1,359,310
--------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                     14,490             770,868
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,605,756
--------------------------------------------------------------------------------------------------------------------
Insurance - 2.3%
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                        22,715          $1,544,393
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                    5,300             328,229
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,872,622
--------------------------------------------------------------------------------------------------------------------
Internet - 3.3%
--------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                7,720            $709,777
--------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp*                                                                      28,780             633,736
--------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                             38,150           1,293,667
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,637,180
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                     8,300            $381,717
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
--------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                3,080            $195,303
--------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                  3,460             322,368
--------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                      5,470             321,964
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $839,635
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
--------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                 15,590            $594,759
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 2.8%
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                           32,420          $1,682,598
--------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                             12,740             561,834
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,244,432
--------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.6%
--------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                56,430            $651,202
--------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                  26,360             606,280
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,257,482
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 11.5%
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                       32,960          $1,396,186
--------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                                     11,840             277,056
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                           12,180             731,409
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         54,280           3,057,590
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                              65,032           1,989,977
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     47,395           1,772,571
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $9,224,789
--------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
--------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                  4,960            $215,264
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.5%
--------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                        11,890            $644,914
--------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                          9,970             169,889
--------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.^*                                                      1,190              25,050
--------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                             11,590             345,614
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,185,467
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.2%
--------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                                          17,420            $679,903
--------------------------------------------------------------------------------------------------------------------
Andrew Corp.*                                                                             28,010             342,842
--------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                          15,160             207,995
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                   21,429             516,653
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,747,393
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.6%
--------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                              14,990            $339,973
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                     141,050           2,553,003
--------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                11,090             208,825
--------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.^*                                                                  22,950             217,796
--------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                                               39,340             124,708
--------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                                    32,520           1,015,925
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,460,230
--------------------------------------------------------------------------------------------------------------------
Trucking - 2.0%
--------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                               10,120            $867,183
--------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                          10,200             774,384
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,641,567
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $77,874,476)                                                              $77,962,063
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.2%
--------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost                                $1,775,000          $1,775,000
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.3%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value              3,458,762          $3,458,762
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.7%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/1/04, total to be received
$582,030 (secured by various U. S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                   $582,000            $582,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $83,690,238)                                                         $83,777,825
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.2)%                                                                   (3,389,899)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $80,387,926
--------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $85,380,870
                                               -----------
Gross unrealized appreciation                   $3,464,951
                                               -----------
Gross unrealized depreciation                   (5,067,996)
                                               -----------
Net unrealized appreciation (depreciation)     ($1,603,045)
                                               -----------


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life
Financial Distributors, Inc.

MFS(R)/SUN LIFE SERIES TRUST

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Technology Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 TECHNOLOGY SERIES
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.5%
----------------------------------------------------------------------------------------------------------------------------
Business Services - 10.0%
----------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                              21,740            $588,067
----------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                       9,900             401,544
----------------------------------------------------------------------------------------------------------------------------
Digitas, Inc.*^                                                                                   35,660             275,652
----------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*^                                                                               11,010             489,615
----------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                      5,190             180,923
----------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*^                                                                               3,210             177,513
----------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., "A"*^                                                                        12,050             193,523
----------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP                                                                                      3,600             167,343
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $2,474,180
----------------------------------------------------------------------------------------------------------------------------
Computer Software - 18.9%
----------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*                                                                        10,100            $141,905
----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                      21,560             470,655
----------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.*                                                                          2,100              71,379
----------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.*^                                                                                     3,520             155,901
----------------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc.*^                                                                    5,610              84,599
----------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*^                                                                       5,030             122,833
----------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*^                                                                        2,400              83,712
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                   42,110           1,164,342
----------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.*^                                                                             6,400             159,808
----------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*^                                                                                    66,830             753,842
----------------------------------------------------------------------------------------------------------------------------
Retalix Ltd.*^                                                                                       990              17,969
----------------------------------------------------------------------------------------------------------------------------
SAP AG, ADR^                                                                                       8,450             329,128
----------------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.*^                                                                           19,830             331,756
----------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    9,980             547,702
----------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                           14,130             251,514
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $4,687,045
----------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 18.5%
----------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                             11,010            $426,638
----------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc.*^                                                                          9,960             224,897
----------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.*^                                                                                      9,070             155,278
----------------------------------------------------------------------------------------------------------------------------
Black Box Corp.^                                                                                   3,500             129,325
----------------------------------------------------------------------------------------------------------------------------
CDW Corp.                                                                                          2,350             136,371
----------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                       38,140           1,357,784
----------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co. ^                                                                             41,180             772,125
----------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                             12,900           1,106,046
----------------------------------------------------------------------------------------------------------------------------
Tech Data Corp.*                                                                                   4,500             173,475
----------------------------------------------------------------------------------------------------------------------------
Xerox Corp.*^                                                                                      6,930              97,574
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $4,579,513
----------------------------------------------------------------------------------------------------------------------------
Electronics - 20.8%
----------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                               8,880            $304,229
----------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                              11,660             452,175
----------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                          26,750             441,108
----------------------------------------------------------------------------------------------------------------------------
Canon, Inc., ADR^                                                                                  2,980             140,537
----------------------------------------------------------------------------------------------------------------------------
Coherent, Inc.*^                                                                                   3,900             101,166
----------------------------------------------------------------------------------------------------------------------------
Cree, Inc.*^                                                                                       4,400             134,332
----------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.*^                                                                                      5,920             169,667
----------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.*^                                                                                  5,400             113,670
----------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*^                                                                18,720             402,480
----------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                       36,240             726,974
----------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*^                                                                   14,240             372,091
----------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                  3,900              67,158
----------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                                 15,920             140,255
----------------------------------------------------------------------------------------------------------------------------
PowerDsine Ltd.*^                                                                                 11,390             141,122
----------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                  1,770             350,460
----------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                                  6,500             277,904
----------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                                                        3,100             102,579
----------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                           23,690             504,123
----------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                      8,600             232,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $5,174,230
----------------------------------------------------------------------------------------------------------------------------
Internet - 9.2%
----------------------------------------------------------------------------------------------------------------------------
Digital River, Inc.*                                                                               6,250            $186,125
----------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc.*^                                                                                 13,940             143,582
----------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                       11,370           1,045,358
----------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.*                                                                                   1,900              90,041
----------------------------------------------------------------------------------------------------------------------------
Versata, Inc.*                                                                                         2                   3
----------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                     24,380             826,726
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $2,291,835
----------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                                  5,450            $457,855
----------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*^                                                                          4,900             112,700
----------------------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., "A"*^                                                                    1,755             107,073
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $677,628
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Andrew Corp.*^                                                                                    12,680            $155,203
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 17.8%
----------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                                                      6,460            $146,513
----------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                              64,380           1,165,278
----------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                              110,210             341,844
----------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.*                                                                                 8,050             245,203
----------------------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp.*^                                                                8,800             143,616
----------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                                           12,100             285,560
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.*^                                                                       95,340             302,228
----------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                    28,010             505,300
----------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                    25,020             976,781
----------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*^                                                                          4,040             308,411
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $4,420,734
----------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $24,123,903)                                                                      $24,460,368
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BOND - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems
----------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc., 2%, 2007 (Identified Cost, $114,504)                      $115,000            $107,525
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost                                           $20,000             $20,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES
----------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.4%
----------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                      5,794,345          $5,794,345
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $30,052,752)                                             $30,382,238
----------------------------------------------------------------------------------------------------------------------------
ISSUER/EXPIRATION MONTH/PRICE                                                                 PAR AMOUNT
                                                                                             OF CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN - (0.1)%
----------------------------------------------------------------------------------------------------------------------------
eBay, Inc./January/95                                                                               $(28)           $(15,400)
----------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc./November/42.5                                                                         (60)             (3,900)
----------------------------------------------------------------------------------------------------------------------------
Total Call Options Written (Premiums Received, $22,255)                                                             $(19,300)
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (22.3)%                                                                          (5,537,262)
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                              $24,825,676
----------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                             $30,503,156
                                           -----------
Gross unrealized appreciation               $1,336,314
                                           -----------
Gross unrealized depreciation               (1,457,232)
                                           -----------
Net unrealized appreciation (depreciation)   $(120,918)
                                           -----------

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

WRITTEN OPTION TRANSACTIONS

                                              NUMBER OF          PREMIUMS
                                              CONTRACTS          RECEIVED
-------------------------------------------------------------------------
Outstanding, beginning of period                --               $--
Options written                                  4               36,569
Options terminated in closing transactions       (2)             (14,314)
                                             ----------------------------
Outstanding, end of period                       2               $22,255

At September 30,2004, the series had sufficient cash and/or securities at least equal to the value of the written options.

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors, Inc.

MFS /SUN LIFE SERIES TRUST (R)

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Strategic Value Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 STRATEGIC VALUE SERIES
----------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.6%
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
Aerospace - 2.9%
----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                              5,200            $290,056
----------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                             3,680             $50,122
----------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.7%
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              3,296            $142,816
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                    4,290             189,275
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                        3,595             234,536
----------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                           5,130             203,815
----------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                         2,240              56,448
----------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                 2,910             157,431
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $984,321
----------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                                   3,120             $73,944
----------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.9%
----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                       11,170            $311,866
----------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                 11,460             384,598
----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    9,100             205,205
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $901,669
----------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.3%
----------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                             8,115            $224,704
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                          4,275             212,553
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $437,257
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%
----------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                                     2,610            $111,708
----------------------------------------------------------------------------------------------------------------------------
Computer Software - 5.9%
----------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                            6,300            $165,690
----------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                                      2,480              49,848
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                   14,010             387,377
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $602,915
----------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.5%
----------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                            7,700            $154,308
----------------------------------------------------------------------------------------------------------------------------
Containers - 2.9%
----------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                             13,650            $218,400
----------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                     3,970              76,899
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $295,299
----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.5%
----------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                               7,660            $257,223
----------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
----------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 2,105            $149,476
----------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                                   27,800             $97,856
----------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.7%
----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                3,990            $179,151
----------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      1,950              94,868
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $274,019
----------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                      3,012            $115,028
----------------------------------------------------------------------------------------------------------------------------
Insurance - 4.9%
----------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                     4,610            $221,234
----------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                     8,530             150,640
----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                            2,065             127,885
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $499,759
----------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                       7,890            $143,046
----------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.8%
----------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                      3,640             $99,190
----------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                                              600              17,826
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                           15,960             172,208
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $289,224
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.0%
----------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                    8,970            $201,556
----------------------------------------------------------------------------------------------------------------------------
Oil Services - 8.8%
----------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                    2,460            $128,929
----------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                              3,280             179,875
----------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                9,985             306,040
----------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                       6,180             277,791
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $892,635
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.0%
----------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                2,260             $95,734
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  6,210             349,809
----------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                  8,145             268,785
----------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              7,990             298,826
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,013,154
----------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                              2,160             $48,514
----------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.6%
----------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                          7,100            $132,770
----------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                   3,390             132,888
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $265,658
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.3%
----------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                  23,720            $325,438
----------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                            8,807             212,337
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $537,775
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.9%
----------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                            57,310            $194,854
----------------------------------------------------------------------------------------------------------------------------
Telephone Services - 8.9%
----------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                      24,040            $483,925
----------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                      10,555             415,656
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $899,581
----------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                    48,405            $140,375
----------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                          1,850              88,652
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $229,027
----------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $9,531,832)                                                                       $10,009,984
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.9%
----------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost                                          $197,000            $197,000
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $9,728,832)                                                                  $10,206,984
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.5)%                                                                              (52,181)
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                              $10,154,803
----------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                    $9,770,234
                                                  ----------
Gross unrealized appreciation                       $833,211
                                                  ----------
Gross unrealized depreciation                       (396,461)
                                                  ----------
Net unrealized appreciation (depreciation)          $436,750
                                                  ----------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

MFS /SUN LIFE SERIES TRUST (R)

QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30,2004

Mid Cap Value Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  MID CAP VALUE SERIES
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
STOCKS - 94.3%
----------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                                                                         3,000            $181,500
----------------------------------------------------------------------------------------------------------------------------
United Defense Industries, Inc.*                                                                   5,000             199,950
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $381,450
----------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.1%
----------------------------------------------------------------------------------------------------------------------------
K-Swiss, Inc., "A"                                                                                 2,400             $46,200
----------------------------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                                       5,000             182,250
----------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                                       7,000             254,590
----------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                          4,500             165,240
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $648,280
----------------------------------------------------------------------------------------------------------------------------
Automotive - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                      5,000            $202,000
----------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                                                 7,400              75,183
----------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                     1,500             111,120
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp.*                                                                     5,000              94,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $482,553
----------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.5%
----------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                              8,300            $138,278
----------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                            3,000             106,470
----------------------------------------------------------------------------------------------------------------------------
City National Corp.                                                                                3,000             194,850
----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                        6,000             236,340
----------------------------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                                                       6,000             260,160
----------------------------------------------------------------------------------------------------------------------------
GreenPoint Financial Corp.                                                                         2,500             115,650
----------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                                     1,500             143,550
----------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                                        4,000             191,840
----------------------------------------------------------------------------------------------------------------------------
National Commerce Financial Corp.                                                                  3,000             102,630
----------------------------------------------------------------------------------------------------------------------------
NetBank, Inc.                                                                                     15,000             150,150
----------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                   6,000             123,240
----------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                                      12,000             172,200
----------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp. New                                                                        4,000             132,240
----------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                                           10,000             218,200
----------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                                4,200             127,218
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $2,413,016
----------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                                  12,000            $284,400
----------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                                                      2,000              94,320
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $378,720
----------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.7%
----------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                         6,000            $185,640
----------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                       20,000             256,400
----------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                             10,000             149,200
----------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.*                                                                                   6,000             127,020
----------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.                                                                     4,900             119,805
----------------------------------------------------------------------------------------------------------------------------
R. H. Donnelley Corp.*                                                                             2,850             140,676
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $978,741
----------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 6.1%
----------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                         10,000            $120,100
----------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                                                          15,000             171,300
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                                  3,000             121,170
----------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"                                                                     5,000             142,200
----------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., "A"                                                       10,000             191,000
----------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                         15,000             204,150
----------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                   4,000             213,080
----------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"                                                                5,500             121,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,284,000
----------------------------------------------------------------------------------------------------------------------------
Business Services - 2.1%
----------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                                   12,000            $220,920
----------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                      6,000             209,160
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $430,080
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                       3,000            $109,260
----------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                               3,000             183,840
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $293,100
----------------------------------------------------------------------------------------------------------------------------
Computer Software - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                         13,000            $175,110
----------------------------------------------------------------------------------------------------------------------------
Construction - 1.9%
----------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                              2,000            $142,600
----------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                                  4,000             245,480
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $388,080
----------------------------------------------------------------------------------------------------------------------------
Containers - 1.5%
----------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                             10,000            $160,000
----------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                     8,000             154,960
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $314,960
----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%
----------------------------------------------------------------------------------------------------------------------------
A. O. Smith Corp.                                                                                  6,500            $158,275
----------------------------------------------------------------------------------------------------------------------------
W. W. Grainger, Inc.                                                                               3,000             172,950
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $331,225
----------------------------------------------------------------------------------------------------------------------------
Electronics - 1.7%
----------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                            6,000            $159,540
----------------------------------------------------------------------------------------------------------------------------
Solectron Corp.*                                                                                  40,000             198,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $357,540
----------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 4.9%
----------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                 5,000            $355,050
----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. *                                                                         3,000             183,720
----------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                                 3,000             174,720
----------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                             10,000             174,900
----------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                       3,200             137,600
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $1,025,990
----------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                 1,000             $89,000
----------------------------------------------------------------------------------------------------------------------------
Engineering - Construction - 0.4%
----------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.*                                                                        8,600             $90,300
----------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.7%
----------------------------------------------------------------------------------------------------------------------------
Kroger Co. *                                                                                      12,000            $186,240
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                                   50,000             176,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $362,240
----------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.5%
----------------------------------------------------------------------------------------------------------------------------
Dean Foods Co. *                                                                                   5,000            $150,100
----------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.*                                                                            7,000             175,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $325,100
----------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.1%
----------------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp.                                                                                5,000            $166,400
----------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                      7,000             267,330
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $433,730
----------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                                5,600            $105,504
----------------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Big Lots, Inc.*                                                                                   16,700            $204,241
----------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                         7,000             189,700
----------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.                                                                          3,000             172,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $566,441
----------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.7%
----------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                        2,000            $139,260
----------------------------------------------------------------------------------------------------------------------------
Insurance - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                    10,000            $176,600
----------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc.                                                                                    4,000             162,320
----------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                       5,000             228,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $567,170
----------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                      12,500            $235,000
----------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 4.1%
----------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                      6,000            $163,500
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                    8,600             229,448
----------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.*                                                                                50,000             255,000
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                           19,000             205,010
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $852,958
----------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.                                                                                    8,000             $74,160
----------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                                                  3,000             164,970
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $239,130
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*~                                                                               6,000            $207,289
----------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.0%
----------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                                4,500            $138,465
----------------------------------------------------------------------------------------------------------------------------
Southern Union Co. *                                                                               3,000              61,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $199,965
----------------------------------------------------------------------------------------------------------------------------
Oil Services - 4.6%
----------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                              4,000            $219,360
----------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                8,600             263,590
----------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                       7,000             314,650
----------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                         8,000             158,320
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $955,920
----------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., "A"*                                                                           7,000            $112,700
----------------------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc.*                                                                              15,000            $250,800
----------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.1%
----------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                        3,000            $124,830
----------------------------------------------------------------------------------------------------------------------------
Media General, Inc."A"                                                                             4,000             223,800
----------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                                            2,500              97,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $446,380
----------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
----------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                          3,000             $99,600
----------------------------------------------------------------------------------------------------------------------------
Real Estate - 3.6%
----------------------------------------------------------------------------------------------------------------------------
Annaly Mortgage Management, Inc.                                                                   5,000             $85,650
----------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                                            2,000             110,780
----------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                                                  7,000             110,180
----------------------------------------------------------------------------------------------------------------------------
Homebanc Corp. Ga*                                                                                13,520             121,680
----------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                                               10,000             140,300
----------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                              3,600             186,516
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $755,106
----------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                        4,000            $134,400
----------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                  4,000             162,640
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $297,040
----------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                              8,610            $193,381
----------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.5%
----------------------------------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                                               6,000            $108,480
----------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc.*                                                                            8,500             197,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $305,680
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Andrew Corp.*                                                                                     17,500            $214,200
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.3%
----------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                                                                     60,000            $108,600
----------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.*                                                                                      10,000             139,400
----------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                    10,000             110,800
----------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                           5,000             129,600
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $488,400
----------------------------------------------------------------------------------------------------------------------------
Telephone Services - 1.1%
----------------------------------------------------------------------------------------------------------------------------
IDT Corp., "B"*                                                                                   15,000            $225,450
----------------------------------------------------------------------------------------------------------------------------
Trucking - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                                           7,900            $152,549
----------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.3%
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                    24,400             $70,760
----------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                          4,500             212,310
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $283,070
----------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 3.3%
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                                        20,000            $307,000
----------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                                                 10,000             148,800
----------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                                 5,000             232,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $688,300
----------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $19,045,604)                                                                      $19,764,508
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 2.0%
----------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp., 6.5%                                                                      4,600            $123,970
----------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Aquila, Inc., 6.75%                                                                               10,000            $306,000
----------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $365,000)                                                      $429,970
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.5%
----------------------------------------------------------------------------------------------------------------------------
McMoRan Exploration Co., 5.25%, 2011 ##                                                         $100,000            $100,000
----------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 3%, 2012 ##                                                               $200,000            $205,500
----------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 6%, 2014                                                                         $170,000            $147,900
----------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $438,194)                                                                 $453,400
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.8%
----------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                             $387,000            $387,000
----------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                        403,000             403,000
----------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                     $790,000
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $20,638,798)                                                                 $21,437,878
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.3)%                                                                             (471,994)
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                              $20,965,884
----------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
## SEC Rule 144A restriction
 ~ As of September 30,2004, the series had one security representing $207,289 and 0.99% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $20,647,675
                                                 -----------
Gross unrealized appreciation                     $1,889,568
                                                 -----------
Gross unrealized depreciation                     (1,099,365)
                                                 -----------
Net unrealized appreciation (depreciation)          $790,203
                                                 -----------

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS/SUN LIFE SERIES TRUST
              -----------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: November 23, 2004
      -----------------


* Print name and title of each signing officer under his or her signature.